SEPARATE ACCOUNT A

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the variable investment options of Separate Account A indicated in the table below as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the variable investment options of Separate Account A as of December 31, 2025, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES	EQ/JANUS ENTERPRISE
1290 VT DOUBLELINE OPPORTUNISTIC BOND	EQ/JPMORGAN GROWTH STOCK
1290 VT EQUITY INCOME	EQ/JPMORGAN VALUE OPPORTUNITIES
1290 VT GAMCO MERGERS & ACQUISITIONS	EQ/LARGE CAP CORE MANAGED VOLATILITY
1290 VT GAMCO SMALL COMPANY VALUE	EQ/LARGE CAP GROWTH INDEX
1290 VT HIGH YIELD BOND	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
1290 VT MICRO CAP	EQ/LARGE CAP VALUE INDEX
1290 VT SMALL CAP VALUE	EQ/LARGE CAP VALUE MANAGED VOLATILITY
1290 VT SMARTBETA EQUITY ESG	EQ/LAZARD EMERGING MARKETS EQUITY
1290 VT SOCIALLY RESPONSIBLE	EQ/LOOMIS SAYLES GROWTH
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	EQ/MFS INTERNATIONAL GROWTH
EQ/400 MANAGED VOLATILITY	EQ/MFS INTERNATIONAL INTRINSIC VALUE
EQ/500 MANAGED VOLATILITY	EQ/MFS MID CAP FOCUSED GROWTH
EQ/2000 MANAGED VOLATILITY	EQ/MFS TECHNOLOGY
EQ/AB DYNAMIC MODERATE GROWTH	EQ/MFS UTILITIES SERIES
EQ/AB SHORT DURATION GOVERNMENT BOND	EQ/MID CAP INDEX
EQ/AB SMALL CAP GROWTH	EQ/MID CAP VALUE MANAGED VOLATILITY
EQ/AGGRESSIVE ALLOCATION	EQ/MODERATE ALLOCATION
EQ/AGGRESSIVE GROWTH STRATEGY	EQ/MODERATE GROWTH STRATEGY
EQ/ALL ASSET GROWTH ALLOCATION	EQ/MODERATE-PLUS ALLOCATION
EQ/AMERICAN CENTURY MID CAP VALUE	EQ/MONEY MARKET
EQ/BALANCED STRATEGY	EQ/MORGAN STANLEY SMALL CAP GROWTH
EQ/CAPITAL GROUP RESEARCH	EQ/PIMCO GLOBAL REAL RETURN
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	EQ/PIMCO ULTRA SHORT BOND
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	EQ/QUALITY BOND PLUS
EQ/COMMON STOCK INDEX	EQ/SMALL COMPANY INDEX
EQ/CONSERVATIVE ALLOCATION	EQ/VALUE EQUITY
EQ/CONSERVATIVE GROWTH STRATEGY	EQ/WELLINGTON ENERGY
EQ/CONSERVATIVE STRATEGY	EQUITABLE CONSERVATIVE GROWTH MF/ETF
EQ/CONSERVATIVE-PLUS ALLOCATION	EQUITABLE GROWTH MF/ETF
EQ/CORE BOND INDEX	EQUITABLE MODERATE GROWTH MF/ETF
EQ/CORE PLUS BOND	FIDELITY® VIP EQUITY-INCOME PORTFOLIO
EQ/EMERGING MARKETS EQUITY PLUS	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
EQ/EQUITY 500 INDEX	FIDELITY® VIP MID CAP PORTFOLIO
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	INVESCO V.I. DIVERSIFIED DIVIDEND FUND
EQ/FRANKLIN RISING DIVIDENDS	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	MULTIMANAGER AGGRESSIVE EQUITY
EQ/GLOBAL EQUITY MANAGED VOLATILITY	MULTIMANAGER CORE BOND
EQ/GOLDMAN SACHS MID CAP VALUE	MULTIMANAGER TECHNOLOGY
EQ/GROWTH STRATEGY	NOMURA VIP HIGH INCOME SERIES

FSA-2

EQ/INTERMEDIATE GOVERNMENT BOND	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	TARGET 2015 ALLOCATION
EQ/INTERNATIONAL EQUITY INDEX	TARGET 2025 ALLOCATION
EQ/INTERNATIONAL MANAGED VOLATILITY	TARGET 2035 ALLOCATION
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	TARGET 2045 ALLOCATION
EQ/INVESCO COMSTOCK	TARGET 2055 ALLOCATION
EQ/INVESCO GLOBAL	TEMPLETON GLOBAL BOND VIP FUND
EQ/INVESCO GLOBAL REAL ASSETS	VANECK VIP GLOBAL RESOURCES FUND

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2026

We have served as the auditor of one or more of the variable investment options of Separate Account A since 1993.

FSA-3

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$1,303,815	$12,185,454	$96,991,952	$11,351,414	$1,166,515,667	$76,125,364
Receivable for shares of the Portfolios sold	12,062	—	—	34,940	—	—
Receivable for policy-related transactions	—	4,819	20,657	—	—	74,475

Total assets	1,315,877	12,190,273	97,012,609	11,386,354	1,166,515,667	76,199,839

Liabilities:
Payable for shares of the Portfolios purchased	—	4,968	20,841	—	7,131	74,659
Payable for policy-related transactions	12,070	—	—	34,970	12,185	—

Total liabilities	12,070	4,968	20,841	34,970	19,316	74,659

Net Assets	$1,303,807	$12,185,305	$96,991,768	$11,351,384	$1,166,496,351	$76,125,180

Net Assets:
Accumulation unit values	$1,301,951	$12,185,274	$96,944,551	$11,335,885	$1,166,272,334	$76,125,180
Retained by Equitable Financial in Separate Account A	1,856	31	47,217	15,499	224,017	—

Total Net Assets	$1,303,807	$12,185,305	$96,991,768	$11,351,384	$1,166,496,351	$76,125,180

Investments in shares of the Portfolios, at cost	$1,210,998	$12,174,205	$97,824,364	$10,430,087	$1,065,317,346	$77,476,849

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	EQ/400 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,075,459	$154,333,417	$62,385,024	$105,587,467	$61,691,414	$27,714,384
Receivable for shares of the Portfolios sold	37	—	—	69,399	—	12,951
Receivable for policy-related transactions	—	70,757	28,325	—	27,479	—

Total assets	1,075,496	154,404,174	62,413,349	105,656,866	61,718,893	27,727,335

Liabilities:
Payable for shares of the Portfolios purchased	—	71,297	28,556	—	27,420	—
Payable for policy-related transactions	25	—	—	70,493	—	13,014

Total liabilities	25	71,297	28,556	70,493	27,420	13,014

Net Assets	$1,075,471	$154,332,877	$62,384,793	$105,586,373	$61,691,473	$27,714,321

Net Assets:
Accumulation unit values	$1,075,133	$153,873,657	$62,356,068	$105,506,501	$61,685,536	$27,707,080
Retained by Equitable Financial in Separate Account A	338	459,220	28,725	79,872	5,937	7,241

Total Net Assets	$1,075,471	$154,332,877	$62,384,793	$105,586,373	$61,691,473	$27,714,321

Investments in shares of the Portfolios, at cost	$846,738	$156,500,218	$58,708,414	$90,074,389	$61,607,522	$27,784,275

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$62,066,050	$13,988,746	$12,969,570	$18,131	$495,820,967	$710,209,265
Receivable for shares of the Portfolios sold	68,971	—	—	1	25,531	—
Receivable for policy-related transactions	—	5,752	2,356	—	—	135,559

Total assets	62,135,021	13,994,498	12,971,926	18,132	495,846,498	710,344,824

Liabilities:
Payable for shares of the Portfolios purchased	—	5,795	2,504	—	—	136,363
Payable for policy-related transactions	69,790	—	—	—	25,789	—

Total liabilities	69,790	5,795	2,504	—	25,789	136,363

Net Assets	$62,065,231	$13,988,703	$12,969,422	$18,132	$495,820,709	$710,208,461

Net Assets:
Accumulation unit values	$62,048,059	$13,986,404	$12,964,275	$18,083	$493,544,089	$710,179,551
Contract in payout (annuitization) period	—	—	—	—	1,944,887	—
Retained by Equitable Financial in Separate Account A	17,172	2,299	5,147	49	331,733	28,910

Total Net Assets	$62,065,231	$13,988,703	$12,969,422	$18,132	$495,820,709	$710,208,461

Investments in shares of the Portfolios, at cost	$62,723,808	$12,607,129	$12,658,414	$18,378	$468,520,104	$680,609,139

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Assets:
Investments in shares of the Portfolios, at fair value	$63,142,277	$38,195,122	$166,540,323	$164,308,979	$364,455,181	$153,404,993
Receivable for shares of the Portfolios sold	—	61,135	—	—	45,928	8,054
Receivable for policy-related transactions	26,418	—	7,652	884	—	—

Total assets	63,168,695	38,256,257	166,547,975	164,309,863	364,501,109	153,413,047

Liabilities:
Payable for shares of the Portfolios purchased	26,992	—	7,976	2,902	—	—
Payable for policy-related transactions	—	61,633	—	—	47,958	8,382

Total liabilities	26,992	61,633	7,976	2,902	47,958	8,382

Net Assets	$63,141,703	$38,194,624	$166,539,999	$164,306,961	$364,453,151	$153,404,665

Net Assets:
Accumulation unit values	$63,086,610	$38,180,339	$166,454,340	$164,274,767	$364,224,311	$153,272,831
Retained by Equitable Financial in Separate Account A	55,093	14,285	85,659	32,194	228,840	131,834

Total Net Assets	$63,141,703	$38,194,624	$166,539,999	$164,306,961	$364,453,151	$153,404,665

Investments in shares of the Portfolios, at cost	$59,865,020	$35,087,473	$169,055,039	$161,211,051	$326,083,274	$141,680,252

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$41,780,413	$2,490,520,278	$49,738,326	$26,740,318	$10,357,219	$125,783,317
Receivable for shares of the Portfolios sold	—	577,595	—	963	—	12,597
Receivable for policy-related transactions	12,063	—	752,625	—	1,234	—

Total assets	41,792,476	2,491,097,873	50,490,951	26,741,281	10,358,453	125,795,914

Liabilities:
Payable for shares of the Portfolios purchased	12,224	—	754,406	—	1,313	—
Payable for policy-related transactions	—	1,829,671	—	1,342	—	13,831

Total liabilities	12,224	1,829,671	754,406	1,342	1,313	13,831

Net Assets	$41,780,252	$2,489,268,202	$49,736,545	$26,739,939	$10,357,140	$125,782,083

Net Assets:
Accumulation unit values	$41,759,736	$2,477,699,261	$49,730,390	$26,734,597	$10,353,263	$125,749,146
Contract in payout (annuitization) period	—	9,122,053	—	—	—	—
Retained by Equitable Financial in Separate Account A	20,516	2,446,888	6,155	5,342	3,877	32,937

Total Net Assets	$41,780,252	$2,489,268,202	$49,736,545	$26,739,939	$10,357,140	$125,782,083

Investments in shares of the Portfolios, at cost	$33,182,638	$2,087,231,620	$49,426,929	$26,620,609	$10,262,107	$125,245,701

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*
Assets:
Investments in shares of the Portfolios, at fair value	$102,581,766	$91,549,050	$29,141,436	$3,405,479,836	$611,156,005	$29,941,398
Receivable for shares of the Portfolios sold	—	—	—	—	416,692	1,037
Receivable for policy-related transactions	37,134	926	132,183	1,860,487	—	—

Total assets	102,618,900	91,549,976	29,273,619	3,407,340,323	611,572,697	29,942,435

Liabilities:
Payable for shares of the Portfolios purchased	38,268	2,229	132,483	974,229	—	—
Payable for policy-related transactions	—	—	—	—	425,509	1,828

Total liabilities	38,268	2,229	132,483	974,229	425,509	1,828

Net Assets	$102,580,632	$91,547,747	$29,141,136	$3,406,366,094	$611,147,188	$29,940,607

Net Assets:
Accumulation unit values	$102,571,509	$91,325,718	$29,137,226	$3,399,448,730	$611,108,979	$29,940,047
Contract in payout (annuitization) period	—	112,681	—	6,917,364	—	—
Retained by Equitable Financial in Separate Account A	9,123	109,348	3,910	—	38,209	560

Total Net Assets	$102,580,632	$91,547,747	$29,141,136	$3,406,366,094	$611,147,188	$29,940,607

Investments in shares of the Portfolios, at cost	$101,031,921	$93,414,625	$23,920,853	$2,688,376,353	$519,946,302	$28,412,285

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$18,606,060	$367,832,560	$73,438,808	$1,626,715	$34,529,539	$141,923,794
Receivable for shares of the Portfolios sold	—	—	—	51	1,031	—
Receivable for policy-related transactions	9,427	42,606	25,999	1	—	24,016

Total assets	18,615,487	367,875,166	73,464,807	1,626,767	34,530,570	141,947,810

Liabilities:
Payable for shares of the Portfolios purchased	9,445	42,719	32,433	—	—	24,747
Payable for policy-related transactions	—	—	—	—	1,457	—

Total liabilities	9,445	42,719	32,433	—	1,457	24,747

Net Assets	$18,606,042	$367,832,447	$73,432,374	$1,626,767	$34,529,113	$141,923,063

Net Assets:
Accumulation unit values	$18,602,060	$367,747,296	$73,428,347	$1,626,767	$34,304,808	$141,881,685
Contract in payout (annuitization) period	—	—	—	—	96,829	—
Retained by Equitable Financial in Separate Account A	3,982	85,151	4,027	—	127,476	41,378

Total Net Assets	$18,606,042	$367,832,447	$73,432,374	$1,626,767	$34,529,113	$141,923,063

Investments in shares of the Portfolios, at cost	$17,772,201	$335,538,014	$71,892,774	$1,458,824	$34,471,426	$125,279,432

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-10

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*
Assets:
Investments in shares of the Portfolios, at fair value	$512,221,746	$15,783,911	$171,052,650	$135,908,621	$255,530,674	$74,754,269
Receivable for shares of the Portfolios sold	—	594	—	56,906	68,353	—
Receivable for policy-related transactions	125,288	—	12,266	—	—	25,075

Total assets	512,347,034	15,784,505	171,064,916	135,965,527	255,599,027	74,779,344

Liabilities:
Payable for shares of the Portfolios purchased	125,365	—	13,185	—	—	25,405
Payable for policy-related transactions	—	687	—	57,797	69,067	—

Total liabilities	125,365	687	13,185	57,797	69,067	25,405

Net Assets	$512,221,669	$15,783,818	$171,051,731	$135,907,730	$255,529,960	$74,753,939

Net Assets:
Accumulation unit values	$510,853,321	$15,780,740	$171,033,377	$135,864,589	$255,518,895	$74,741,055
Contract in payout (annuitization) period	1,100,647	—	—	—	—	—
Retained by Equitable Financial in Separate Account A	267,701	3,078	18,354	43,141	11,065	12,884

Total Net Assets	$512,221,669	$15,783,818	$171,051,731	$135,907,730	$255,529,960	$74,753,939

Investments in shares of the Portfolios, at cost	$419,166,061	$14,149,479	$147,270,441	$129,313,247	$235,090,938	$72,930,408

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-11

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$480,894,301	$1,148,993,576	$415,112,504	$37,210,517	$665,300,292	$1,009,393,778
Receivable for shares of the Portfolios sold	—	—	—	—	34,919	150,479
Receivable for policy-related transactions	—	103,987	173,923	8,665	—	—

Total assets	480,894,301	1,149,097,563	415,286,427	37,219,182	665,335,211	1,009,544,257

Liabilities:
Payable for shares of the Portfolios purchased	4,970	122,580	174,654	8,725	—	—
Payable for policy-related transactions	13,334	—	—	—	35,115	150,579

Total liabilities	18,304	122,580	174,654	8,725	35,115	150,579

Net Assets	$480,875,997	$1,148,974,983	$415,111,773	$37,210,457	$665,300,096	$1,009,393,678

Net Assets:
Accumulation unit values	$480,758,399	$1,148,963,945	$415,089,307	$37,164,105	$665,129,298	$1,009,067,214
Retained by Equitable Financial in Separate Account A.	117,598	11,038	22,466	46,352	170,798	326,464

Total Net Assets	$480,875,997	$1,148,974,983	$415,111,773	$37,210,457	$665,300,096	$1,009,393,678

Investments in shares of the Portfolios, at cost	$472,312,164	$1,073,176,289	$398,189,606	$37,676,775	$562,035,973	$933,505,979

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-12

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$156,181,677	$794,194,243	$235,121,053	$137,875,171	$301,203,028	$616,250,855
Receivable for shares of the Portfolios sold	124,825	—	—	175,824	—	—
Receivable for policy-related transactions	—	30,610	178,511	—	120,899	113,509

Total assets	156,306,502	794,224,853	235,299,564	138,050,995	301,323,927	616,364,364

Liabilities:
Payable for shares of the Portfolios purchased	—	30,736	191,447	—	121,219	118,192
Payable for policy-related transactions	126,009	—	—	176,794	—	—

Total liabilities	126,009	30,736	191,447	176,794	121,219	118,192

Net Assets	$156,180,493	$794,194,117	$235,108,117	$137,874,201	$301,202,708	$616,246,172

Net Assets:
Accumulation unit values	$156,170,555	$791,027,780	$235,065,377	$137,826,285	$301,168,867	$616,210,505
Contract in payout (annuitization) period	—	1,999,418	—	—	—	—
Retained by Equitable Financial in Separate Account A	9,938	1,166,919	42,740	47,916	33,841	35,667

Total Net Assets	$156,180,493	$794,194,117	$235,108,117	$137,874,201	$301,202,708	$616,246,172

Investments in shares of the Portfolios, at cost	$145,590,347	$761,751,636	$192,723,567	$130,260,450	$291,372,157	$536,918,581

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-13

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$245,562,215	$492,896,587	$94,800,205	$921,880,569	$420,047,016	$1,095,191,727
Receivable for shares of the Portfolios sold	86,313	—	28,966	—	—	7,377
Receivable for policy-related transactions	—	162,081	—	195,814	56,510	118,154

Total assets	245,648,528	493,058,668	94,829,171	922,076,383	420,103,526	1,095,317,258

Liabilities:
Payable for shares of the Portfolios purchased	—	167,957	—	197,848	56,632	—
Payable for policy-related transactions	87,699	—	29,056	—	—	—

Total liabilities	87,699	167,957	29,056	197,848	56,632	—

Net Assets	$245,560,829	$492,890,711	$94,800,115	$921,878,535	$420,046,894	$1,095,317,258

Net Assets:
Accumulation unit values	$245,556,289	$492,854,529	$94,796,377	$921,744,701	$420,005,068	$1,089,481,078
Contract in payout (annuitization) period	—	—	—	—	—	3,066,535
Retained by Equitable Financial in Separate Account A.	4,540	36,182	3,738	133,834	41,826	2,769,645

Total Net Assets	$245,560,829	$492,890,711	$94,800,115	$921,878,535	$420,046,894	$1,095,317,258

Investments in shares of the Portfolios, at cost	$260,128,431	$436,775,675	$89,612,721	$878,440,685	$415,937,121	$1,083,688,229

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-14

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$98,252,584	$971,884,369	$99,981,692	$88,074,197	$37,592,678	$56,559,633
Receivable for shares of the Portfolios sold	—	10,728	—	17,722	6,892	19,356
Receivable for policy-related transactions	76,133	—	1,003,140	—	—	—

Total assets	98,328,717	971,895,097	100,984,832	88,091,919	37,599,570	56,578,989

Liabilities:
Payable for shares of the Portfolios purchased	76,899	—	574,797	—	—	—
Payable for policy-related transactions	—	13,352	—	18,806	7,066	20,335

Total liabilities	76,899	13,352	574,797	18,806	7,066	20,335

Net Assets	$98,251,818	$971,881,745	$100,410,035	$88,073,113	$37,592,504	$56,558,654

Net Assets:
Accumulation unit values	$98,231,463	$971,803,922	$100,260,426	$87,606,679	$37,587,281	$56,544,043
Contract in payout (annuitization) period	—	—	149,609	—	—	—
Retained by Equitable Financial in Separate Account A	20,355	77,823	—	466,434	5,223	14,611

Total Net Assets	$98,251,818	$971,881,745	$100,410,035	$88,073,113	$37,592,504	$56,558,654

Investments in shares of the Portfolios, at cost	$97,445,695	$949,023,568	$100,024,156	$71,180,038	$36,803,438	$56,832,082

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-15

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*
Assets:
Investments in shares of the Portfolios, at fair value	$49,377,166	$464,176,147	$628,959,989	$52,657,310	$10,852,830	$4,595,641
Receivable for shares of the Portfolios sold	1,757	—	6,091	—	—	—
Receivable for policy-related transactions	—	133,052	—	38,025	723	6,423

Total assets	49,378,923	464,309,199	628,966,080	52,695,335	10,853,553	4,602,064

Liabilities:
Payable for shares of the Portfolios purchased	—	133,390	—	38,393	1,233	6,482
Payable for policy-related transactions	1,763	—	22,563	—	—	—

Total liabilities	1,763	133,390	22,563	38,393	1,233	6,482

Net Assets	$49,377,160	$464,175,809	$628,943,517	$52,656,942	$10,852,320	$4,595,582

Net Assets:
Accumulation unit values	$49,005,791	$463,958,463	$628,893,203	$52,645,255	$10,844,446	$4,595,567
Contract in payout (annuitization) period	161,989	—	—	—	—	—
Retained by Equitable Financial in Separate Account A	209,380	217,346	50,314	11,687	7,874	15

Total Net Assets	$49,377,160	$464,175,809	$628,943,517	$52,656,942	$10,852,320	$4,595,582

Investments in shares of the Portfolios, at cost	$49,425,133	$405,568,766	$556,956,280	$49,640,783	$10,770,647	$4,173,105

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-16

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$2,867,263	$33,007,134	$94,233,789	$73,139,532	$62,930,436	$51,022,213
Receivable for shares of the Portfolios sold	—	22,363	—	—	—	—
Receivable for policy-related transactions	6,739	—	56,460	30,280	23,833	25,374

Total assets	2,874,002	33,029,497	94,290,249	73,169,812	62,954,269	51,047,587

Liabilities:
Payable for shares of the Portfolios purchased	6,743	—	57,243	30,330	23,942	24,477
Payable for policy-related transactions	—	22,383	—	—	—	—

Total liabilities	6,743	22,383	57,243	30,330	23,942	24,477

Net Assets	$2,867,259	$33,007,114	$94,233,006	$73,139,482	$62,930,327	$51,023,110

Net Assets:
Accumulation unit values	$2,866,669	$33,004,622	$94,231,543	$73,133,774	$62,920,478	$51,019,890
Retained by Equitable Financial in Separate Account A	590	2,492	1,463	5,708	9,849	3,220

Total Net Assets	$2,867,259	$33,007,114	$94,233,006	$73,139,482	$62,930,327	$51,023,110

Investments in shares of the Portfolios, at cost	$2,649,036	$30,567,973	$93,299,342	$70,564,748	$60,271,415	$51,852,879

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-17

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NOMURA VIP HIGH INCOME SERIES	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	TARGET 2015 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$802,010,753	$60,263,871	$438,952,790	$212,126,123	$8,244,493	$9,184,966
Receivable for shares of the Portfolios sold	237,896	—	—	—	—	1,963
Receivable for policy-related transactions	—	24,633	3,300	38,307	3,919	—

Total assets	802,248,649	60,288,504	438,956,090	212,164,430	8,248,412	9,186,929

Liabilities:
Payable for shares of the Portfolios purchased	—	25,083	3,238	39,274	3,717	—
Payable for policy-related transactions	124,452	—	—	—	—	2,024

Total liabilities	124,452	25,083	3,238	39,274	3,717	2,024

Net Assets	$802,124,197	$60,263,421	$438,952,852	$212,125,156	$8,244,695	$9,184,905

Net Assets:
Accumulation unit values	$797,392,397	$60,230,656	$438,522,685	$212,118,804	$8,114,959	$9,164,907
Contract in payout (annuitization) period	844,459	—	—	—	—	—
Retained by Equitable Financial in Separate Account A	3,887,341	32,765	430,167	6,352	129,736	19,998

Total Net Assets	$802,124,197	$60,263,421	$438,952,852	$212,125,156	$8,244,695	$9,184,905

Investments in shares of the Portfolios, at cost	$757,004,182	$58,796,707	$369,474,566	$202,052,510	$7,302,343	$9,609,928

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-18

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$71,201,701	$175,302,095	$162,705,899	$85,763,872	$34,966,137	$26,611,214
Receivable for policy-related transactions	19,322	53,603	52,652	119,328	17,325	97,587

Total assets	71,221,023	175,355,698	162,758,551	85,883,200	34,983,462	26,708,801

Liabilities:
Payable for shares of the Portfolios purchased	19,539	54,809	54,393	119,901	17,344	97,620

Total liabilities	19,539	54,809	54,393	119,901	17,344	97,620

Net Assets	$71,201,484	$175,300,889	$162,704,158	$85,763,299	$34,966,118	$26,611,181

Net Assets:
Accumulation unit values	$71,192,161	$175,267,074	$162,695,955	$85,761,991	$34,964,330	$26,609,625
Retained by Equitable Financial in Separate Account A	9,323	33,815	8,203	1,308	1,788	1,556

Total Net Assets	$71,201,484	$175,300,889	$162,704,158	$85,763,299	$34,966,118	$26,611,181

Investments in shares of the Portfolios, at cost	$71,322,251	$158,917,716	$145,084,632	$76,615,450	$33,011,307	$22,208,321

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-19

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)
1290 VT CONVERTIBLE SECURITIES	CLASS IB	116

1290 VT DOUBLELINE OPPORTUNISTIC BOND	CLASS IB	1,409

1290 VT EQUITY INCOME	CLASS IB	19,794

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	837

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	15,303

1290 VT HIGH YIELD BOND	CLASS IB	8,356

1290 VT MICRO CAP	CLASS IB	89

1290 VT SMALL CAP VALUE	CLASS IB	13,842

1290 VT SMARTBETA EQUITY ESG	CLASS IB	3,204

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	4,278

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	6,626

EQ/400 MANAGED VOLATILITY	CLASS IB	1,266

EQ/500 MANAGED VOLATILITY	CLASS IB	2,079

EQ/2000 MANAGED VOLATILITY	CLASS IB	680

EQ/AB DYNAMIC MODERATE GROWTH	CLASS IB	995

EQ/AB SHORT DURATION GOVERNMENT BOND	CLASS IB	2

EQ/AB SMALL CAP GROWTH	CLASS IB	33,501

EQ/AGGRESSIVE ALLOCATION	CLASS IB	67,128

EQ/AGGRESSIVE GROWTH STRATEGY	CLASS IB	3,594

EQ/ALL ASSET GROWTH ALLOCATION	CLASS IB	1,869

EQ/AMERICAN CENTURY MID CAP VALUE	CLASS IB	7,685

EQ/BALANCED STRATEGY	CLASS IB	10,295

EQ/CAPITAL GROUP RESEARCH	CLASS IB	9,776

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS IB	9,148

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	CLASS IB	3,182

EQ/COMMON STOCK INDEX	CLASS IA	42,599

EQ/COMMON STOCK INDEX	CLASS IB	4,220

EQ/CONSERVATIVE ALLOCATION	CLASS IB	6,000

EQ/CONSERVATIVE GROWTH STRATEGY	CLASS IB	1,925

EQ/CONSERVATIVE STRATEGY	CLASS IB	888

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS IB	15,155

EQ/CORE BOND INDEX	CLASS IB	10,787

EQ/CORE PLUS BOND	CLASS IA	17,879

EQ/CORE PLUS BOND	CLASS IB	9,074

EQ/EMERGING MARKETS EQUITY PLUS	CLASS IB	2,493

EQ/EQUITY 500 INDEX	CLASS IA	21,002

EQ/EQUITY 500 INDEX	CLASS IB	14,463

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	CLASS IB	9,268

The accompanying notes are an integral part of these financial statements.

FSA-20

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)

EQ/FRANKLIN RISING DIVIDENDS	CLASS IB	584

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	CLASS IB	1,341

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	21,473

EQ/GOLDMAN SACHS MID CAP VALUE	CLASS IB	3,381

EQ/GROWTH STRATEGY	CLASS IB	84

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IA	2,813

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	748

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	11,586

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	27,884

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	9,199

EQ/INTERNATIONAL MANAGED VOLATILITY	CLASS IB	963

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	11,449
EQ/INVESCO COMSTOCK	CLASS IB	6,139

EQ/INVESCO GLOBAL	CLASS IB	8,650

EQ/INVESCO GLOBAL REAL ASSETS	CLASS IB	4,681

EQ/JANUS ENTERPRISE	CLASS IB	23,042

EQ/JPMORGAN GROWTH STOCK	CLASS IB	16,400

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS IB	20,359

EQ/LARGE CAP CORE MANAGED VOLATILITY	CLASS IB	3,564

EQ/LARGE CAP GROWTH INDEX	CLASS IB	23,319

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	31,222

EQ/LARGE CAP VALUE INDEX	CLASS IB	13,773

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	43,637

EQ/LAZARD EMERGING MARKETS EQUITY	CLASS IB	9,239

EQ/LOOMIS SAYLES GROWTH	CLASS IB	11,395

EQ/MFS INTERNATIONAL GROWTH	CLASS IB	36,822

EQ/MFS INTERNATIONAL INTRINSIC VALUE	CLASS IB	15,410

EQ/MFS MID CAP FOCUSED GROWTH	CLASS IB	14,285

EQ/MFS TECHNOLOGY	CLASS IB	11,917

EQ/MFS UTILITIES SERIES	CLASS IB	2,333

EQ/MID CAP INDEX	CLASS IB	57,618

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	27,490

EQ/MODERATE ALLOCATION	CLASS IA	64,983

EQ/MODERATE ALLOCATION	CLASS IB	24,522

EQ/MODERATE GROWTH STRATEGY	CLASS IB	5,930

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	100,713

EQ/MONEY MARKET	CLASS IA	58,130

EQ/MONEY MARKET	CLASS IB	41,852

EQ/MORGAN STANLEY SMALL CAP GROWTH	CLASS IB	9,430

The accompanying notes are an integral part of these financial statements.

FSA-21

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)

EQ/PIMCO GLOBAL REAL RETURN	CLASS IB	4,889

EQ/PIMCO ULTRA SHORT BOND	CLASS IB	5,730

EQ/QUALITY BOND PLUS	CLASS IA	4,921

EQ/QUALITY BOND PLUS	CLASS IB	1,400

EQ/SMALL COMPANY INDEX	CLASS IB	37,464

EQ/VALUE EQUITY	CLASS IB	26,130

EQ/WELLINGTON ENERGY	CLASS IB	11,573

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS IB	874

EQUITABLE GROWTH MF/ETF	CLASS IB	378

EQUITABLE MODERATE GROWTH MF/ETF	CLASS IB	255

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	1,173

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	8,590

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	2,080

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	2,340

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	2,333

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IA	10,105

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IB	634

MULTIMANAGER CORE BOND	CLASS IB	6,864

MULTIMANAGER TECHNOLOGY	CLASS IB	10,704

NOMURA VIP HIGH INCOME SERIES	SERVICE CLASS	72,398

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,284

TARGET 2015 ALLOCATION	CLASS IB	1,435

TARGET 2025 ALLOCATION	CLASS IB	6,807

TARGET 2035 ALLOCATION	CLASS IB	11,201

TARGET 2045 ALLOCATION	CLASS IB	9,443

TARGET 2055 ALLOCATION	CLASS IB	4,557

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	2,655

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	832

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

FSA-22

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	0.00%	CLASS IB	$144.82	—
1290 VT CONVERTIBLE SECURITIES	0.25%	CLASS IB	$143.67	—
1290 VT CONVERTIBLE SECURITIES	0.50%	CLASS IB	$142.53	—
1290 VT CONVERTIBLE SECURITIES	0.70%	CLASS IB	$141.62	—
1290 VT CONVERTIBLE SECURITIES	0.80%	CLASS IB	$141.17	—
1290 VT CONVERTIBLE SECURITIES	0.90%	CLASS IB	$140.72	—
1290 VT CONVERTIBLE SECURITIES	0.95%	CLASS IB	$140.49	—
1290 VT CONVERTIBLE SECURITIES	1.10%	CLASS IB	$139.82	—
1290 VT CONVERTIBLE SECURITIES	1.20%	CLASS IB	$139.37	—
1290 VT CONVERTIBLE SECURITIES	1.20%	CLASS IB	$172.78	2
1290 VT CONVERTIBLE SECURITIES	1.25%	CLASS IB	$172.16	2
1290 VT CONVERTIBLE SECURITIES	1.34%	CLASS IB	$138.74	4

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	CLASS IB	$122.12	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.25%	CLASS IB	$118.07	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.50%	CLASS IB	$114.96	16
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.70%	CLASS IB	$112.52	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.80%	CLASS IB	$111.32	10
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.90%	CLASS IB	$110.14	16
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	CLASS IB	$108.96	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	CLASS IB	$107.80	5
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	CLASS IB	$106.64	61
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	CLASS IB	$106.07	4

1290 VT EQUITY INCOME	0.00%	CLASS IB	$238.30	—
1290 VT EQUITY INCOME	0.25%	CLASS IB	$437.09	—
1290 VT EQUITY INCOME	0.50%	CLASS IB	$414.44	20
1290 VT EQUITY INCOME	0.70%	CLASS IB	$397.09	2
1290 VT EQUITY INCOME	0.80%	CLASS IB	$569.34	1
1290 VT EQUITY INCOME	0.90%	CLASS IB	$380.47	18
1290 VT EQUITY INCOME	0.95%	CLASS IB	$376.42	4
1290 VT EQUITY INCOME	1.00%	CLASS IB	$372.42	—
1290 VT EQUITY INCOME	1.10%	CLASS IB	$364.51	2
1290 VT EQUITY INCOME	1.20%	CLASS IB	$356.75	44
1290 VT EQUITY INCOME	1.25%	CLASS IB	$254.04	7
1290 VT EQUITY INCOME	1.30%	CLASS IB	$285.15	1
1290 VT EQUITY INCOME	1.34%	CLASS IB	$346.19	175
1290 VT EQUITY INCOME	1.35%	CLASS IB	$345.43	—
1290 VT EQUITY INCOME	1.45%	CLASS IB	$338.08	—

1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	CLASS IB	$254.90	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.70%	CLASS IB	$244.50	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	CLASS IB	$234.54	4
1290 VT GAMCO MERGERS & ACQUISITIONS	0.95%	CLASS IB	$232.10	2
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	CLASS IB	$224.95	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	CLASS IB	$220.28	2
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	CLASS IB	$175.25	4
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	CLASS IB	$190.08	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	CLASS IB	$213.84	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	CLASS IB	$213.93	39

The accompanying notes are an integral part of these financial statements.

FSA-23

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	CLASS IB	$213.48	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.45%	CLASS IB	$209.05	—

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	CLASS IB	$270.69	44
1290 VT GAMCO SMALL COMPANY VALUE	0.25%	CLASS IB	$811.47	7
1290 VT GAMCO SMALL COMPANY VALUE	0.40%	CLASS IB	$385.29	16
1290 VT GAMCO SMALL COMPANY VALUE	0.50%	CLASS IB	$769.43	18
1290 VT GAMCO SMALL COMPANY VALUE	0.70%	CLASS IB	$737.22	8
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	CLASS IB	$852.25	33
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	CLASS IB	$706.37	139
1290 VT GAMCO SMALL COMPANY VALUE	0.95%	CLASS IB	$698.85	7
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	CLASS IB	$691.43	5
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	CLASS IB	$676.74	43
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	CLASS IB	$662.33	527
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	CLASS IB	$419.17	79
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	CLASS IB	$493.57	3
1290 VT GAMCO SMALL COMPANY VALUE	1.34%	CLASS IB	$642.72	895
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	CLASS IB	$641.33	—
1290 VT GAMCO SMALL COMPANY VALUE	1.45%	CLASS IB	$627.67	—

1290 VT HIGH YIELD BOND	0.00%	CLASS IB	$164.37	2
1290 VT HIGH YIELD BOND	0.25%	CLASS IB	$165.74	3
1290 VT HIGH YIELD BOND	0.50%	CLASS IB	$160.57	28
1290 VT HIGH YIELD BOND	0.70%	CLASS IB	$156.53	3
1290 VT HIGH YIELD BOND	0.80%	CLASS IB	$154.55	23
1290 VT HIGH YIELD BOND	0.90%	CLASS IB	$152.59	39
1290 VT HIGH YIELD BOND	0.95%	CLASS IB	$151.62	3
1290 VT HIGH YIELD BOND	1.00%	CLASS IB	$150.66	2
1290 VT HIGH YIELD BOND	1.10%	CLASS IB	$148.75	11
1290 VT HIGH YIELD BOND	1.20%	CLASS IB	$146.85	225
1290 VT HIGH YIELD BOND	1.25%	CLASS IB	$145.92	47
1290 VT HIGH YIELD BOND	1.34%	CLASS IB	$144.24	129
1290 VT HIGH YIELD BOND	1.45%	CLASS IB	$142.22	—

1290 VT MICRO CAP	1.20%	CLASS IB	$193.57	—
1290 VT MICRO CAP	1.25%	CLASS IB	$192.87	6

1290 VT SMALL CAP VALUE	0.00%	CLASS IB	$276.89	1
1290 VT SMALL CAP VALUE	0.25%	CLASS IB	$247.57	—
1290 VT SMALL CAP VALUE	0.50%	CLASS IB	$241.05	11
1290 VT SMALL CAP VALUE	0.70%	CLASS IB	$235.94	1
1290 VT SMALL CAP VALUE	0.80%	CLASS IB	$233.43	5
1290 VT SMALL CAP VALUE	0.90%	CLASS IB	$27.68	3
1290 VT SMALL CAP VALUE	0.90%	CLASS IB	$230.94	24
1290 VT SMALL CAP VALUE	0.95%	CLASS IB	$242.88	11
1290 VT SMALL CAP VALUE	1.00%	CLASS IB	$228.48	1
1290 VT SMALL CAP VALUE	1.10%	CLASS IB	$226.04	3
1290 VT SMALL CAP VALUE	1.20%	CLASS IB	$223.61	70
1290 VT SMALL CAP VALUE	1.25%	CLASS IB	$222.42	11
1290 VT SMALL CAP VALUE	1.30%	CLASS IB	$238.11	—
1290 VT SMALL CAP VALUE	1.34%	CLASS IB	$26.98	15
1290 VT SMALL CAP VALUE	1.34%	CLASS IB	$220.27	554
1290 VT SMALL CAP VALUE	1.35%	CLASS IB	$26.96	—
1290 VT SMALL CAP VALUE	1.45%	CLASS IB	$236.08	—

1290 VT SMARTBETA EQUITY ESG	0.00%	CLASS IB	$279.26	—
1290 VT SMARTBETA EQUITY ESG	0.25%	CLASS IB	$259.97	1
1290 VT SMARTBETA EQUITY ESG	0.40%	CLASS IB	$140.90	—
1290 VT SMARTBETA EQUITY ESG	0.50%	CLASS IB	$253.13	4
1290 VT SMARTBETA EQUITY ESG	0.70%	CLASS IB	$247.77	2
1290 VT SMARTBETA EQUITY ESG	0.80%	CLASS IB	$245.13	5
1290 VT SMARTBETA EQUITY ESG	0.90%	CLASS IB	$242.52	19
1290 VT SMARTBETA EQUITY ESG	0.95%	CLASS IB	$192.54	2
1290 VT SMARTBETA EQUITY ESG	1.00%	CLASS IB	$239.93	—

The accompanying notes are an integral part of these financial statements.

FSA-24

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT SMARTBETA EQUITY ESG	1.10%	CLASS IB	$237.37	4
1290 VT SMARTBETA EQUITY ESG	1.20%	CLASS IB	$234.82	88
1290 VT SMARTBETA EQUITY ESG	1.25%	CLASS IB	$233.56	6
1290 VT SMARTBETA EQUITY ESG	1.30%	CLASS IB	$188.75	1
1290 VT SMARTBETA EQUITY ESG	1.34%	CLASS IB	$231.31	135
1290 VT SMARTBETA EQUITY ESG	1.45%	CLASS IB	$187.15	—

1290 VT SOCIALLY RESPONSIBLE	0.00%	CLASS IB	$366.98	36
1290 VT SOCIALLY RESPONSIBLE	0.25%	CLASS IB	$488.51	—
1290 VT SOCIALLY RESPONSIBLE	0.40%	CLASS IB	$539.06	4
1290 VT SOCIALLY RESPONSIBLE	0.50%	CLASS IB	$458.49	3
1290 VT SOCIALLY RESPONSIBLE	0.70%	CLASS IB	$492.07	—
1290 VT SOCIALLY RESPONSIBLE	0.80%	CLASS IB	$949.01	1
1290 VT SOCIALLY RESPONSIBLE	0.90%	CLASS IB	$466.61	9
1290 VT SOCIALLY RESPONSIBLE	0.95%	CLASS IB	$590.35	1
1290 VT SOCIALLY RESPONSIBLE	1.00%	CLASS IB	$454.37	—
1290 VT SOCIALLY RESPONSIBLE	1.10%	CLASS IB	$442.40	3
1290 VT SOCIALLY RESPONSIBLE	1.20%	CLASS IB	$430.72	65
1290 VT SOCIALLY RESPONSIBLE	1.25%	CLASS IB	$428.43	3
1290 VT SOCIALLY RESPONSIBLE	1.30%	CLASS IB	$469.38	—
1290 VT SOCIALLY RESPONSIBLE	1.34%	CLASS IB	$414.92	127
1290 VT SOCIALLY RESPONSIBLE	1.45%	CLASS IB	$522.17	—

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.00%	CLASS 4	$122.32	—
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.25%	CLASS 4	$121.74	—
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.40%	CLASS 4	$96.59	2
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.50%	CLASS 4	$117.94	24
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.70%	CLASS 4	$114.97	6
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.80%	CLASS 4	$113.52	29
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.90%	CLASS 4	$112.08	68
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.95%	CLASS 4	$111.37	10
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.00%	CLASS 4	$110.66	3
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.10%	CLASS 4	$109.26	15
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.20%	CLASS 4	$107.86	232
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.25%	CLASS 4	$107.18	39
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.34%	CLASS 4	$105.95	139
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.45%	CLASS 4	$104.46	—

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/400 MANAGED VOLATILITY	0.00%	CLASS IB	$234.73	1
EQ/400 MANAGED VOLATILITY	0.25%	CLASS IB	$367.93	—
EQ/400 MANAGED VOLATILITY	0.40%	CLASS IB	$333.56	6
EQ/400 MANAGED VOLATILITY	0.50%	CLASS IB	$353.73	1
EQ/400 MANAGED VOLATILITY	0.70%	CLASS IB	$386.43	—
EQ/400 MANAGED VOLATILITY	0.80%	CLASS IB	$337.35	2
EQ/400 MANAGED VOLATILITY	0.90%	CLASS IB	$332.06	2
EQ/400 MANAGED VOLATILITY	0.90%	CLASS IB	$374.68	7
EQ/400 MANAGED VOLATILITY	0.95%	CLASS IB	$371.80	—
EQ/400 MANAGED VOLATILITY	1.00%	CLASS IB	$326.85	—
EQ/400 MANAGED VOLATILITY	1.10%	CLASS IB	$321.70	17
EQ/400 MANAGED VOLATILITY	1.20%	CLASS IB	$316.62	26
EQ/400 MANAGED VOLATILITY	1.20%	CLASS IB	$357.66	—
EQ/400 MANAGED VOLATILITY	1.25%	CLASS IB	$354.91	1
EQ/400 MANAGED VOLATILITY	1.34%	CLASS IB	$349.98	20
EQ/400 MANAGED VOLATILITY	1.45%	CLASS IB	$260.69	—

EQ/500 MANAGED VOLATILITY	0.00%	CLASS IB	$350.07	7
EQ/500 MANAGED VOLATILITY	0.25%	CLASS IB	$562.18	—
EQ/500 MANAGED VOLATILITY	0.50%	CLASS IB	$540.49	1
EQ/500 MANAGED VOLATILITY	0.70%	CLASS IB	$523.67	—
EQ/500 MANAGED VOLATILITY	0.70%	CLASS IB	$584.82	—
EQ/500 MANAGED VOLATILITY	0.80%	CLASS IB	$515.46	3
EQ/500 MANAGED VOLATILITY	0.90%	CLASS IB	$507.38	3
EQ/500 MANAGED VOLATILITY	0.90%	CLASS IB	$567.04	10
EQ/500 MANAGED VOLATILITY	0.95%	CLASS IB	$562.68	—
EQ/500 MANAGED VOLATILITY	1.00%	CLASS IB	$499.42	1
EQ/500 MANAGED VOLATILITY	1.10%	CLASS IB	$491.56	15
EQ/500 MANAGED VOLATILITY	1.20%	CLASS IB	$483.80	46
EQ/500 MANAGED VOLATILITY	1.20%	CLASS IB	$541.28	1
EQ/500 MANAGED VOLATILITY	1.25%	CLASS IB	$537.12	3
EQ/500 MANAGED VOLATILITY	1.34%	CLASS IB	$529.66	34

EQ/2000 MANAGED VOLATILITY	0.00%	CLASS IB	$217.77	1
EQ/2000 MANAGED VOLATILITY	0.25%	CLASS IB	$317.07	1
EQ/2000 MANAGED VOLATILITY	0.50%	CLASS IB	$304.84	1
EQ/2000 MANAGED VOLATILITY	0.70%	CLASS IB	$295.35	—
EQ/2000 MANAGED VOLATILITY	0.70%	CLASS IB	$348.07	—
EQ/2000 MANAGED VOLATILITY	0.80%	CLASS IB	$290.71	1
EQ/2000 MANAGED VOLATILITY	0.90%	CLASS IB	$286.16	1
EQ/2000 MANAGED VOLATILITY	0.90%	CLASS IB	$337.49	6
EQ/2000 MANAGED VOLATILITY	0.95%	CLASS IB	$334.89	—
EQ/2000 MANAGED VOLATILITY	1.00%	CLASS IB	$281.67	—
EQ/2000 MANAGED VOLATILITY	1.10%	CLASS IB	$277.23	1
EQ/2000 MANAGED VOLATILITY	1.20%	CLASS IB	$272.85	26
EQ/2000 MANAGED VOLATILITY	1.20%	CLASS IB	$322.16	—
EQ/2000 MANAGED VOLATILITY	1.25%	CLASS IB	$319.68	1
EQ/2000 MANAGED VOLATILITY	1.34%	CLASS IB	$315.24	9

EQ/AB DYNAMIC MODERATE GROWTH	0.00%	CLASS IB	$180.20	—
EQ/AB DYNAMIC MODERATE GROWTH	0.25%	CLASS IB	$220.47	—
EQ/AB DYNAMIC MODERATE GROWTH	0.50%	CLASS IB	$213.06	1
EQ/AB DYNAMIC MODERATE GROWTH	0.70%	CLASS IB	$207.28	—

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB DYNAMIC MODERATE GROWTH	0.80%	CLASS IB	$204.45	1
EQ/AB DYNAMIC MODERATE GROWTH	0.90%	CLASS IB	$201.66	3
EQ/AB DYNAMIC MODERATE GROWTH	0.95%	CLASS IB	$200.28	1
EQ/AB DYNAMIC MODERATE GROWTH	1.00%	CLASS IB	$198.91	2
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	CLASS IB	$196.18	7
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	CLASS IB	$193.49	30
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	CLASS IB	$192.16	7
EQ/AB DYNAMIC MODERATE GROWTH	1.34%	CLASS IB	$189.78	15

EQ/AB SHORT DURATION GOVERNMENT BOND	1.30%	CLASS IB	$103.32	—

EQ/AB SMALL CAP GROWTH	0.00%	CLASS IB	$258.00	3
EQ/AB SMALL CAP GROWTH	0.25%	CLASS IB	$475.15	4
EQ/AB SMALL CAP GROWTH	0.40%	CLASS IB	$109.55	—
EQ/AB SMALL CAP GROWTH	0.50%	CLASS IB	$446.00	32
EQ/AB SMALL CAP GROWTH	0.70%	CLASS IB	$664.98	3
EQ/AB SMALL CAP GROWTH	0.70%	CLASS IB	$714.33	—
EQ/AB SMALL CAP GROWTH	0.80%	CLASS IB	$776.90	11
EQ/AB SMALL CAP GROWTH	0.90%	CLASS IB	$571.54	8
EQ/AB SMALL CAP GROWTH	0.90%	CLASS IB	$808.15	25
EQ/AB SMALL CAP GROWTH	0.95%	CLASS IB	$668.45	10
EQ/AB SMALL CAP GROWTH	1.00%	CLASS IB	$719.79	1
EQ/AB SMALL CAP GROWTH	1.10%	CLASS IB	$642.29	7
EQ/AB SMALL CAP GROWTH	1.20%	CLASS IB	$524.61	174
EQ/AB SMALL CAP GROWTH	1.20%	CLASS IB	$740.83	5
EQ/AB SMALL CAP GROWTH	1.25%	CLASS IB	$330.89	119
EQ/AB SMALL CAP GROWTH	1.30%	CLASS IB	$395.31	1
EQ/AB SMALL CAP GROWTH	1.34%	CLASS IB	$711.35	414
EQ/AB SMALL CAP GROWTH	1.35%	CLASS IB	$709.26	1
EQ/AB SMALL CAP GROWTH	1.45%	CLASS IB	$506.05	—

EQ/AGGRESSIVE ALLOCATION	0.00%	CLASS IB	$246.38	10
EQ/AGGRESSIVE ALLOCATION	0.25%	CLASS IB	$465.63	15
EQ/AGGRESSIVE ALLOCATION	0.40%	CLASS IB	$128.41	2
EQ/AGGRESSIVE ALLOCATION	0.50%	CLASS IB	$440.37	66
EQ/AGGRESSIVE ALLOCATION	0.70%	CLASS IB	$421.06	7
EQ/AGGRESSIVE ALLOCATION	0.80%	CLASS IB	$503.99	26
EQ/AGGRESSIVE ALLOCATION	0.90%	CLASS IB	$402.61	290
EQ/AGGRESSIVE ALLOCATION	0.95%	CLASS IB	$398.12	22
EQ/AGGRESSIVE ALLOCATION	1.00%	CLASS IB	$393.69	5
EQ/AGGRESSIVE ALLOCATION	1.10%	CLASS IB	$384.92	56
EQ/AGGRESSIVE ALLOCATION	1.20%	CLASS IB	$376.33	338
EQ/AGGRESSIVE ALLOCATION	1.25%	CLASS IB	$230.21	8
EQ/AGGRESSIVE ALLOCATION	1.30%	CLASS IB	$257.96	5
EQ/AGGRESSIVE ALLOCATION	1.34%	CLASS IB	$364.66	1,031
EQ/AGGRESSIVE ALLOCATION	1.35%	CLASS IB	$363.83	—
EQ/AGGRESSIVE ALLOCATION	1.45%	CLASS IB	$355.71	—

EQ/AGGRESSIVE GROWTH STRATEGY	0.00%	CLASS IB	$180.63	—
EQ/AGGRESSIVE GROWTH STRATEGY	0.25%	CLASS IB	$178.11	1
EQ/AGGRESSIVE GROWTH STRATEGY	0.50%	CLASS IB	$175.62	10
EQ/AGGRESSIVE GROWTH STRATEGY	0.70%	CLASS IB	$173.64	1
EQ/AGGRESSIVE GROWTH STRATEGY	0.80%	CLASS IB	$172.66	12

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE GROWTH STRATEGY	0.90%	CLASS IB	$171.69	15
EQ/AGGRESSIVE GROWTH STRATEGY	0.95%	CLASS IB	$171.21	9
EQ/AGGRESSIVE GROWTH STRATEGY	1.00%	CLASS IB	$170.72	1
EQ/AGGRESSIVE GROWTH STRATEGY	1.10%	CLASS IB	$169.76	11
EQ/AGGRESSIVE GROWTH STRATEGY	1.20%	CLASS IB	$168.79	70
EQ/AGGRESSIVE GROWTH STRATEGY	1.25%	CLASS IB	$168.32	8
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	CLASS IB	$167.84	5
EQ/AGGRESSIVE GROWTH STRATEGY	1.34%	CLASS IB	$167.46	231
EQ/AGGRESSIVE GROWTH STRATEGY	1.45%	CLASS IB	$166.41	—

EQ/ALL ASSET GROWTH ALLOCATION	0.00%	CLASS IB	$216.64	—
EQ/ALL ASSET GROWTH ALLOCATION	0.25%	CLASS IB	$311.05	—
EQ/ALL ASSET GROWTH ALLOCATION	0.50%	CLASS IB	$298.59	2
EQ/ALL ASSET GROWTH ALLOCATION	0.70%	CLASS IB	$288.94	1
EQ/ALL ASSET GROWTH ALLOCATION	0.80%	CLASS IB	$284.23	—
EQ/ALL ASSET GROWTH ALLOCATION	0.90%	CLASS IB	$279.60	11
EQ/ALL ASSET GROWTH ALLOCATION	0.95%	CLASS IB	$277.31	2
EQ/ALL ASSET GROWTH ALLOCATION	1.00%	CLASS IB	$275.04	1
EQ/ALL ASSET GROWTH ALLOCATION	1.10%	CLASS IB	$270.55	7
EQ/ALL ASSET GROWTH ALLOCATION	1.20%	CLASS IB	$266.11	39
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	CLASS IB	$263.93	6
EQ/ALL ASSET GROWTH ALLOCATION	1.34%	CLASS IB	$260.03	75
EQ/ALL ASSET GROWTH ALLOCATION	1.45%	CLASS IB	$255.34	—

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	CLASS IB	$232.32	29
EQ/AMERICAN CENTURY MID CAP VALUE	0.25%	CLASS IB	$412.93	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.40%	CLASS IB	$188.55	2
EQ/AMERICAN CENTURY MID CAP VALUE	0.50%	CLASS IB	$397.00	21
EQ/AMERICAN CENTURY MID CAP VALUE	0.70%	CLASS IB	$384.64	1
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	CLASS IB	$378.61	35
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	CLASS IB	$19.70	5
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	CLASS IB	$372.67	26
EQ/AMERICAN CENTURY MID CAP VALUE	0.95%	CLASS IB	$182.78	7
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	CLASS IB	$366.83	1
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	CLASS IB	$361.05	7
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	CLASS IB	$355.35	232
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	CLASS IB	$161.40	23
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	CLASS IB	$179.19	1
EQ/AMERICAN CENTURY MID CAP VALUE	1.34%	CLASS IB	$19.21	4
EQ/AMERICAN CENTURY MID CAP VALUE	1.34%	CLASS IB	$178.78	208
EQ/AMERICAN CENTURY MID CAP VALUE	1.35%	CLASS IB	$19.19	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.45%	CLASS IB	$177.66	—

EQ/BALANCED STRATEGY	0.00%	CLASS IB	$180.00	1
EQ/BALANCED STRATEGY	0.25%	CLASS IB	$214.17	1
EQ/BALANCED STRATEGY	0.40%	CLASS IB	$116.78	7
EQ/BALANCED STRATEGY	0.50%	CLASS IB	$206.97	52
EQ/BALANCED STRATEGY	0.70%	CLASS IB	$201.36	1
EQ/BALANCED STRATEGY	0.80%	CLASS IB	$198.61	5
EQ/BALANCED STRATEGY	0.90%	CLASS IB	$195.90	18
EQ/BALANCED STRATEGY	0.95%	CLASS IB	$194.56	12
EQ/BALANCED STRATEGY	1.00%	CLASS IB	$193.23	1
EQ/BALANCED STRATEGY	1.10%	CLASS IB	$190.58	17

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/BALANCED STRATEGY	1.20%	CLASS IB	$187.96	83
EQ/BALANCED STRATEGY	1.25%	CLASS IB	$186.67	30
EQ/BALANCED STRATEGY	1.25%	CLASS IB	$224.03	48
EQ/BALANCED STRATEGY	1.30%	CLASS IB	$112.03	3
EQ/BALANCED STRATEGY	1.30%	CLASS IB	$222.18	266
EQ/BALANCED STRATEGY	1.34%	CLASS IB	$184.36	273
EQ/BALANCED STRATEGY	1.45%	CLASS IB	$181.58	1

EQ/CAPITAL GROUP RESEARCH	0.50%	CLASS IB	$780.49	—
EQ/CAPITAL GROUP RESEARCH	0.70%	CLASS IB	$826.87	1
EQ/CAPITAL GROUP RESEARCH	0.80%	CLASS IB	$1,141.59	—
EQ/CAPITAL GROUP RESEARCH	0.90%	CLASS IB	$784.10	11
EQ/CAPITAL GROUP RESEARCH	0.95%	CLASS IB	$773.75	7
EQ/CAPITAL GROUP RESEARCH	1.10%	CLASS IB	$743.46	1
EQ/CAPITAL GROUP RESEARCH	1.20%	CLASS IB	$723.84	47
EQ/CAPITAL GROUP RESEARCH	1.25%	CLASS IB	$504.33	185
EQ/CAPITAL GROUP RESEARCH	1.30%	CLASS IB	$547.67	1
EQ/CAPITAL GROUP RESEARCH	1.34%	CLASS IB	$697.31	316
EQ/CAPITAL GROUP RESEARCH	1.35%	CLASS IB	$695.43	—
EQ/CAPITAL GROUP RESEARCH	1.45%	CLASS IB	$677.08	—

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	CLASS IB	$99.86	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.50%	CLASS IB	$648.35	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.70%	CLASS IB	$636.19	3
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.80%	CLASS IB	$935.86	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.90%	CLASS IB	$603.29	13
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.95%	CLASS IB	$595.32	6
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.00%	CLASS IB	$587.48	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.10%	CLASS IB	$572.01	3
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.20%	CLASS IB	$556.92	14
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.25%	CLASS IB	$561.06	9
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	CLASS IB	$638.98	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.34%	CLASS IB	$536.51	234
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.35%	CLASS IB	$535.06	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.45%	CLASS IB	$520.94	—

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.00%	CLASS IB	$316.33	2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.25%	CLASS IB	$431.75	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.40%	CLASS IB	$127.35	3
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.50%	CLASS IB	$411.34	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.70%	CLASS IB	$395.64	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.80%	CLASS IB	$684.72	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.90%	CLASS IB	$380.55	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.95%	CLASS IB	$376.86	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	CLASS IB	$373.22	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	CLASS IB	$365.99	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	CLASS IB	$358.89	24
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	CLASS IB	$305.01	5
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	CLASS IB	$341.46	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.34%	CLASS IB	$349.21	77
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.45%	CLASS IB	$341.76	—

EQ/COMMON STOCK INDEX	0.70%	CLASS IA	$749.86	8
EQ/COMMON STOCK INDEX+	0.74%	CLASS IA	$2,515.93	14

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/COMMON STOCK INDEX+	0.74%	CLASS IA	$2,725.27	6
EQ/COMMON STOCK INDEX	0.90%	CLASS IA	$1,026.96	43
EQ/COMMON STOCK INDEX	1.20%	CLASS IA	$804.44	7
EQ/COMMON STOCK INDEX	1.35%	CLASS IA	$1,206.64	254
EQ/COMMON STOCK INDEX	1.35%	CLASS IA	$1,260.74	2
EQ/COMMON STOCK INDEX+	1.40%	CLASS IA	$1,628.98	1,127
EQ/COMMON STOCK INDEX	1.45%	CLASS IA	$477.58	5
EQ/COMMON STOCK INDEX	0.00%	CLASS IB	$360.01	2
EQ/COMMON STOCK INDEX	0.25%	CLASS IB	$525.00	2
EQ/COMMON STOCK INDEX	0.40%	CLASS IB	$511.39	8
EQ/COMMON STOCK INDEX	0.50%	CLASS IB	$492.80	4
EQ/COMMON STOCK INDEX	0.70%	CLASS IB	$494.13	7
EQ/COMMON STOCK INDEX	0.80%	CLASS IB	$950.18	4
EQ/COMMON STOCK INDEX	0.90%	CLASS IB	$490.77	6
EQ/COMMON STOCK INDEX	0.90%	CLASS IB	$549.22	24
EQ/COMMON STOCK INDEX	0.95%	CLASS IB	$462.40	46
EQ/COMMON STOCK INDEX	1.00%	CLASS IB	$789.77	1
EQ/COMMON STOCK INDEX	1.10%	CLASS IB	$444.31	17
EQ/COMMON STOCK INDEX	1.20%	CLASS IB	$495.01	216
EQ/COMMON STOCK INDEX	1.25%	CLASS IB	$388.89	136
EQ/COMMON STOCK INDEX	1.30%	CLASS IB	$431.64	4

EQ/CONSERVATIVE ALLOCATION	0.00%	CLASS IB	$135.14	1
EQ/CONSERVATIVE ALLOCATION	0.25%	CLASS IB	$192.11	1
EQ/CONSERVATIVE ALLOCATION	0.40%	CLASS IB	$104.77	—
EQ/CONSERVATIVE ALLOCATION	0.50%	CLASS IB	$181.68	13
EQ/CONSERVATIVE ALLOCATION	0.70%	CLASS IB	$173.72	1
EQ/CONSERVATIVE ALLOCATION	0.80%	CLASS IB	$166.71	3
EQ/CONSERVATIVE ALLOCATION	0.90%	CLASS IB	$166.10	43
EQ/CONSERVATIVE ALLOCATION	0.95%	CLASS IB	$164.25	7
EQ/CONSERVATIVE ALLOCATION	1.00%	CLASS IB	$162.42	1
EQ/CONSERVATIVE ALLOCATION	1.10%	CLASS IB	$158.81	10
EQ/CONSERVATIVE ALLOCATION	1.20%	CLASS IB	$155.26	71
EQ/CONSERVATIVE ALLOCATION	1.25%	CLASS IB	$132.91	37
EQ/CONSERVATIVE ALLOCATION	1.30%	CLASS IB	$136.11	3
EQ/CONSERVATIVE ALLOCATION	1.34%	CLASS IB	$150.45	133
EQ/CONSERVATIVE ALLOCATION	1.45%	CLASS IB	$146.75	—

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	CLASS IB	$163.76	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.25%	CLASS IB	$187.78	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.50%	CLASS IB	$181.47	26
EQ/CONSERVATIVE GROWTH STRATEGY	0.70%	CLASS IB	$176.55	2
EQ/CONSERVATIVE GROWTH STRATEGY	0.80%	CLASS IB	$174.14	1
EQ/CONSERVATIVE GROWTH STRATEGY	0.90%	CLASS IB	$171.76	5
EQ/CONSERVATIVE GROWTH STRATEGY	0.95%	CLASS IB	$170.58	—
EQ/CONSERVATIVE GROWTH STRATEGY	1.00%	CLASS IB	$169.42	—
EQ/CONSERVATIVE GROWTH STRATEGY	1.10%	CLASS IB	$167.10	4
EQ/CONSERVATIVE GROWTH STRATEGY	1.20%	CLASS IB	$164.80	23
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	CLASS IB	$163.67	33
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	CLASS IB	$193.47	11
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	CLASS IB	$191.87	24
EQ/CONSERVATIVE GROWTH STRATEGY	1.34%	CLASS IB	$161.65	25

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/CONSERVATIVE STRATEGY	0.00%	CLASS IB	$135.18	—
EQ/CONSERVATIVE STRATEGY	0.25%	CLASS IB	$143.59	—
EQ/CONSERVATIVE STRATEGY	0.50%	CLASS IB	$138.76	30
EQ/CONSERVATIVE STRATEGY	0.70%	CLASS IB	$135.00	—
EQ/CONSERVATIVE STRATEGY	0.80%	CLASS IB	$133.16	1
EQ/CONSERVATIVE STRATEGY	0.90%	CLASS IB	$131.34	3
EQ/CONSERVATIVE STRATEGY	0.95%	CLASS IB	$130.44	—
EQ/CONSERVATIVE STRATEGY	1.10%	CLASS IB	$127.77	1
EQ/CONSERVATIVE STRATEGY	1.20%	CLASS IB	$126.02	10
EQ/CONSERVATIVE STRATEGY	1.25%	CLASS IB	$125.15	4
EQ/CONSERVATIVE STRATEGY	1.25%	CLASS IB	$141.53	2
EQ/CONSERVATIVE STRATEGY	1.30%	CLASS IB	$140.36	13
EQ/CONSERVATIVE STRATEGY	1.34%	CLASS IB	$123.61	13

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	CLASS IB	$161.02	1
EQ/CONSERVATIVE-PLUS ALLOCATION	0.25%	CLASS IB	$247.23	1
EQ/CONSERVATIVE-PLUS ALLOCATION	0.50%	CLASS IB	$233.82	17
EQ/CONSERVATIVE-PLUS ALLOCATION	0.70%	CLASS IB	$223.57	4
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	CLASS IB	$230.52	5
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	CLASS IB	$213.77	102
EQ/CONSERVATIVE-PLUS ALLOCATION	0.95%	CLASS IB	$211.38	8
EQ/CONSERVATIVE-PLUS ALLOCATION	1.00%	CLASS IB	$209.03	1
EQ/CONSERVATIVE-PLUS ALLOCATION	1.10%	CLASS IB	$204.38	15
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	CLASS IB	$199.82	184
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	CLASS IB	$157.65	29
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	CLASS IB	$165.35	5
EQ/CONSERVATIVE-PLUS ALLOCATION	1.34%	CLASS IB	$193.62	260
EQ/CONSERVATIVE-PLUS ALLOCATION	1.45%	CLASS IB	$188.87	—

EQ/CORE BOND INDEX	0.00%	CLASS IB	$117.30	—
EQ/CORE BOND INDEX	0.25%	CLASS IB	$154.53	—
EQ/CORE BOND INDEX	0.40%	CLASS IB	$114.89	14
EQ/CORE BOND INDEX	0.50%	CLASS IB	$145.48	19
EQ/CORE BOND INDEX	0.70%	CLASS IB	$138.59	11
EQ/CORE BOND INDEX	0.80%	CLASS IB	$126.37	30
EQ/CORE BOND INDEX	0.90%	CLASS IB	$132.03	92
EQ/CORE BOND INDEX	0.95%	CLASS IB	$130.44	27
EQ/CORE BOND INDEX	1.00%	CLASS IB	$128.87	3
EQ/CORE BOND INDEX	1.10%	CLASS IB	$125.77	13
EQ/CORE BOND INDEX	1.20%	CLASS IB	$122.73	183
EQ/CORE BOND INDEX	1.25%	CLASS IB	$104.35	24
EQ/CORE BOND INDEX	1.30%	CLASS IB	$103.92	1
EQ/CORE BOND INDEX	1.34%	CLASS IB	$118.62	423
EQ/CORE BOND INDEX	1.35%	CLASS IB	$118.33	—
EQ/CORE BOND INDEX	1.45%	CLASS IB	$115.47	—

EQ/CORE PLUS BOND	0.70%	CLASS IA	$135.72	3
EQ/CORE PLUS BOND	0.90%	CLASS IA	$171.63	54
EQ/CORE PLUS BOND	1.20%	CLASS IA	$137.45	2
EQ/CORE PLUS BOND	1.34%	CLASS IA	$178.16	281
EQ/CORE PLUS BOND	1.35%	CLASS IA	$189.61	3
EQ/CORE PLUS BOND	1.45%	CLASS IA	$102.51	—
EQ/CORE PLUS BOND	0.00%	CLASS IB	$122.53	—

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CORE PLUS BOND	0.25%	CLASS IB	$166.60	—
EQ/CORE PLUS BOND	0.40%	CLASS IB	$94.25	5
EQ/CORE PLUS BOND	0.50%	CLASS IB	$156.38	9
EQ/CORE PLUS BOND	0.70%	CLASS IB	$142.15	1
EQ/CORE PLUS BOND	0.80%	CLASS IB	$144.59	13
EQ/CORE PLUS BOND	0.90%	CLASS IB	$116.23	14
EQ/CORE PLUS BOND	0.95%	CLASS IB	$133.02	24
EQ/CORE PLUS BOND	1.00%	CLASS IB	$154.37	1
EQ/CORE PLUS BOND	1.10%	CLASS IB	$127.81	15
EQ/CORE PLUS BOND	1.20%	CLASS IB	$106.54	160
EQ/CORE PLUS BOND	1.25%	CLASS IB	$98.69	28
EQ/CORE PLUS BOND	1.30%	CLASS IB	$102.33	2

EQ/EMERGING MARKETS EQUITY PLUS	0.00%	CLASS IB	$192.34	—
EQ/EMERGING MARKETS EQUITY PLUS	0.25%	CLASS IB	$154.10	1
EQ/EMERGING MARKETS EQUITY PLUS	0.40%	CLASS IB	$116.74	5
EQ/EMERGING MARKETS EQUITY PLUS	0.50%	CLASS IB	$149.29	6
EQ/EMERGING MARKETS EQUITY PLUS	0.70%	CLASS IB	$145.53	1
EQ/EMERGING MARKETS EQUITY PLUS	0.80%	CLASS IB	$143.69	6
EQ/EMERGING MARKETS EQUITY PLUS	0.90%	CLASS IB	$141.87	20
EQ/EMERGING MARKETS EQUITY PLUS	0.95%	CLASS IB	$140.97	—
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	CLASS IB	$140.08	4
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	CLASS IB	$138.30	6
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	CLASS IB	$136.53	80
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	CLASS IB	$135.66	7
EQ/EMERGING MARKETS EQUITY PLUS	1.34%	CLASS IB	$134.11	77
EQ/EMERGING MARKETS EQUITY PLUS	1.45%	CLASS IB	$132.23	—

EQ/EQUITY 500 INDEX	0.70%	CLASS IA	$876.15	15
EQ/EQUITY 500 INDEX	0.90%	CLASS IA	$1,201.36	159
EQ/EQUITY 500 INDEX	1.20%	CLASS IA	$943.02	23
EQ/EQUITY 500 INDEX	1.34%	CLASS IA	$1,517.33	1,176
EQ/EQUITY 500 INDEX	1.35%	CLASS IA	$1,512.44	3
EQ/EQUITY 500 INDEX	1.45%	CLASS IA	$562.80	2
EQ/EQUITY 500 INDEX	0.00%	CLASS IB	$382.83	27
EQ/EQUITY 500 INDEX	0.25%	CLASS IB	$623.93	16
EQ/EQUITY 500 INDEX	0.40%	CLASS IB	$540.78	56
EQ/EQUITY 500 INDEX	0.50%	CLASS IB	$585.67	69
EQ/EQUITY 500 INDEX	0.70%	CLASS IB	$574.44	14
EQ/EQUITY 500 INDEX	0.80%	CLASS IB	$989.71	43
EQ/EQUITY 500 INDEX	0.90%	CLASS IB	$644.52	75
EQ/EQUITY 500 INDEX	0.95%	CLASS IB	$537.56	35
EQ/EQUITY 500 INDEX	1.00%	CLASS IB	$808.21	12
EQ/EQUITY 500 INDEX	1.10%	CLASS IB	$516.52	123
EQ/EQUITY 500 INDEX	1.20%	CLASS IB	$583.23	1,726
EQ/EQUITY 500 INDEX	1.25%	CLASS IB	$450.10	203
EQ/EQUITY 500 INDEX	1.30%	CLASS IB	$502.19	7

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	CLASS IB	$386.32	9
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.25%	CLASS IB	$645.56	7
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.40%	CLASS IB	$163.48	3
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.50%	CLASS IB	$620.66	21
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	CLASS IB	$601.34	1

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	CLASS IB	$666.83	2
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	CLASS IB	$591.91	25
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	CLASS IB	$582.63	17
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	CLASS IB	$646.56	48
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.95%	CLASS IB	$641.59	2
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	CLASS IB	$573.50	5
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	CLASS IB	$564.47	20
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	CLASS IB	$555.55	398
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	CLASS IB	$617.19	8
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	CLASS IB	$612.44	153
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.34%	CLASS IB	$603.94	326
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.45%	CLASS IB	$473.39	—

EQ/FRANKLIN RISING DIVIDENDS	1.20%	CLASS IB	$201.84	9
EQ/FRANKLIN RISING DIVIDENDS	1.25%	CLASS IB	$201.11	140

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$224.14	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.25%	CLASS IB	$319.02	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.50%	CLASS IB	$303.94	4
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.70%	CLASS IB	$292.33	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.80%	CLASS IB	$593.92	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.90%	CLASS IB	$281.18	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	CLASS IB	$278.45	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.00%	CLASS IB	$275.76	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.10%	CLASS IB	$270.42	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$265.18	12
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	CLASS IB	$219.85	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$248.69	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.34%	CLASS IB	$258.02	48

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	CLASS IB	$245.07	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.25%	CLASS IB	$726.64	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	CLASS IB	$681.98	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	CLASS IB	$812.17	3
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	CLASS IB	$495.85	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	CLASS IB	$768.44	31
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	CLASS IB	$911.46	3
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	CLASS IB	$668.26	9
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.00%	CLASS IB	$747.47	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.10%	CLASS IB	$726.97	4
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	CLASS IB	$667.64	46
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	CLASS IB	$706.99	6
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	CLASS IB	$200.50	11
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	CLASS IB	$273.11	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	CLASS IB	$450.86	628
EQ/GLOBAL EQUITY MANAGED VOLATILITY+	1.34%	CLASS IB	$728.81	11
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	CLASS IB	$678.09	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.45%	CLASS IB	$622.80	—

EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	CLASS IB	$242.03	1
EQ/GOLDMAN SACHS MID CAP VALUE	0.25%	CLASS IB	$394.71	1
EQ/GOLDMAN SACHS MID CAP VALUE	0.50%	CLASS IB	$379.48	6
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	CLASS IB	$317.20	1
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	CLASS IB	$367.66	—

The accompanying notes are an integral part of these financial statements.

FSA-33

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	CLASS IB	$361.90	6
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	CLASS IB	$307.98	19
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	CLASS IB	$356.22	4
EQ/GOLDMAN SACHS MID CAP VALUE	0.95%	CLASS IB	$305.72	2
EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	CLASS IB	$350.64	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.10%	CLASS IB	$345.11	5
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	CLASS IB	$294.61	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	CLASS IB	$339.66	61
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	CLASS IB	$292.44	27
EQ/GOLDMAN SACHS MID CAP VALUE	1.34%	CLASS IB	$288.56	101
EQ/GOLDMAN SACHS MID CAP VALUE	1.45%	CLASS IB	$283.88	—

EQ/GROWTH STRATEGY	1.10%	CLASS IB	$283.44	5
EQ/GROWTH STRATEGY	1.25%	CLASS IB	$276.51	1

EQ/INTERMEDIATE GOVERNMENT BOND	0.70%	CLASS IA	$172.07	1
EQ/INTERMEDIATE GOVERNMENT BOND+	0.74%	CLASS IA	$102.15	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	CLASS IA	$178.86	11
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	CLASS IA	$155.91	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.34%	CLASS IA	$169.37	145
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	CLASS IA	$162.93	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.45%	CLASS IA	$134.25	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	CLASS IB	$111.18	23
EQ/INTERMEDIATE GOVERNMENT BOND	0.25%	CLASS IB	$167.24	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	CLASS IB	$156.99	2
EQ/INTERMEDIATE GOVERNMENT BOND	0.70%	CLASS IB	$156.45	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	CLASS IB	$109.06	3
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	CLASS IB	$151.20	2
EQ/INTERMEDIATE GOVERNMENT BOND	0.95%	CLASS IB	$146.41	8
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	CLASS IB	$117.43	—
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	CLASS IB	$140.68	2
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	CLASS IB	$139.24	6
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	CLASS IB	$105.77	11
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	CLASS IB	$105.64	—

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	CLASS IB	$198.99	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.25%	CLASS IB	$242.24	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.40%	CLASS IB	$172.57	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	CLASS IB	$227.35	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.70%	CLASS IB	$243.39	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	CLASS IB	$327.15	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	CLASS IB	$230.80	50
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	CLASS IB	$279.80	8
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.00%	CLASS IB	$224.75	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.10%	CLASS IB	$218.83	5
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	CLASS IB	$213.05	88
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	CLASS IB	$138.81	6
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	CLASS IB	$160.06	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.34%	CLASS IB	$205.24	513
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.45%	CLASS IB	$247.69	—

EQ/INTERNATIONAL EQUITY INDEX	0.70%	CLASS IA	$268.38	5
EQ/INTERNATIONAL EQUITY INDEX	0.90%	CLASS IA	$278.46	105
EQ/INTERNATIONAL EQUITY INDEX	1.20%	CLASS IA	$233.22	7

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL EQUITY INDEX	1.34%	CLASS IA	$253.38	1,393
EQ/INTERNATIONAL EQUITY INDEX	1.35%	CLASS IA	$252.60	2
EQ/INTERNATIONAL EQUITY INDEX	1.45%	CLASS IA	$194.23	1
EQ/INTERNATIONAL EQUITY INDEX	0.00%	CLASS IB	$212.04	6
EQ/INTERNATIONAL EQUITY INDEX	0.25%	CLASS IB	$245.88	3
EQ/INTERNATIONAL EQUITY INDEX	0.40%	CLASS IB	$250.89	17
EQ/INTERNATIONAL EQUITY INDEX	0.50%	CLASS IB	$230.80	11
EQ/INTERNATIONAL EQUITY INDEX	0.70%	CLASS IB	$230.27	4
EQ/INTERNATIONAL EQUITY INDEX	0.80%	CLASS IB	$370.13	13
EQ/INTERNATIONAL EQUITY INDEX	0.90%	CLASS IB	$226.29	35
EQ/INTERNATIONAL EQUITY INDEX	0.95%	CLASS IB	$215.48	22
EQ/INTERNATIONAL EQUITY INDEX	1.00%	CLASS IB	$325.35	3
EQ/INTERNATIONAL EQUITY INDEX	1.10%	CLASS IB	$207.05	30
EQ/INTERNATIONAL EQUITY INDEX	1.20%	CLASS IB	$201.10	435
EQ/INTERNATIONAL EQUITY INDEX	1.25%	CLASS IB	$124.40	24
EQ/INTERNATIONAL EQUITY INDEX	1.30%	CLASS IB	$149.56	2

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	CLASS IB	$190.96	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.25%	CLASS IB	$213.57	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.50%	CLASS IB	$205.33	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.70%	CLASS IB	$198.94	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.70%	CLASS IB	$212.66	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	CLASS IB	$195.82	1
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	CLASS IB	$192.75	1
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	CLASS IB	$206.19	10
EQ/INTERNATIONAL MANAGED VOLATILITY	0.95%	CLASS IB	$204.60	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.00%	CLASS IB	$189.72	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.10%	CLASS IB	$186.73	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	CLASS IB	$183.79	31
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	CLASS IB	$196.82	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.25%	CLASS IB	$195.31	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.34%	CLASS IB	$192.59	38

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$187.51	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.25%	CLASS IB	$227.31	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.40%	CLASS IB	$214.58	27
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.50%	CLASS IB	$213.34	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.70%	CLASS IB	$251.48	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	CLASS IB	$310.80	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	CLASS IB	$238.47	32
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	CLASS IB	$235.32	14
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.00%	CLASS IB	$232.22	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.10%	CLASS IB	$226.11	4
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$220.14	36
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	CLASS IB	$125.73	8
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$144.48	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.34%	CLASS IB	$212.07	673
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	CLASS IB	$211.50	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.45%	CLASS IB	$225.45	—

EQ/INVESCO COMSTOCK	0.00%	CLASS IB	$298.30	—
EQ/INVESCO COMSTOCK	0.25%	CLASS IB	$510.25	—
EQ/INVESCO COMSTOCK	0.50%	CLASS IB	$484.48	4

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO COMSTOCK	0.70%	CLASS IB	$464.72	1
EQ/INVESCO COMSTOCK	0.80%	CLASS IB	$769.56	3
EQ/INVESCO COMSTOCK	0.90%	CLASS IB	$445.77	25
EQ/INVESCO COMSTOCK	0.95%	CLASS IB	$441.15	4
EQ/INVESCO COMSTOCK	1.00%	CLASS IB	$436.59	—
EQ/INVESCO COMSTOCK	1.10%	CLASS IB	$427.56	7
EQ/INVESCO COMSTOCK	1.20%	CLASS IB	$418.69	62
EQ/INVESCO COMSTOCK	1.25%	CLASS IB	$326.08	13
EQ/INVESCO COMSTOCK	1.30%	CLASS IB	$354.52	—
EQ/INVESCO COMSTOCK	1.34%	CLASS IB	$406.61	210
EQ/INVESCO COMSTOCK	1.45%	CLASS IB	$397.33	—

EQ/INVESCO GLOBAL	0.00%	CLASS IB	$276.19	3
EQ/INVESCO GLOBAL	0.25%	CLASS IB	$423.88	1
EQ/INVESCO GLOBAL	0.40%	CLASS IB	$122.27	7
EQ/INVESCO GLOBAL	0.50%	CLASS IB	$403.84	22
EQ/INVESCO GLOBAL	0.70%	CLASS IB	$388.42	3
EQ/INVESCO GLOBAL	0.80%	CLASS IB	$645.96	13
EQ/INVESCO GLOBAL	0.90%	CLASS IB	$373.60	36
EQ/INVESCO GLOBAL	0.95%	CLASS IB	$369.98	3
EQ/INVESCO GLOBAL	1.00%	CLASS IB	$366.40	1
EQ/INVESCO GLOBAL	1.10%	CLASS IB	$359.31	15
EQ/INVESCO GLOBAL	1.20%	CLASS IB	$352.33	253
EQ/INVESCO GLOBAL	1.25%	CLASS IB	$287.59	49
EQ/INVESCO GLOBAL	1.30%	CLASS IB	$328.18	1
EQ/INVESCO GLOBAL	1.34%	CLASS IB	$342.83	324
EQ/INVESCO GLOBAL	1.45%	CLASS IB	$335.51	—

EQ/INVESCO GLOBAL REAL ASSETS	0.00%	CLASS IB	$161.59	—
EQ/INVESCO GLOBAL REAL ASSETS	0.25%	CLASS IB	$240.06	3
EQ/INVESCO GLOBAL REAL ASSETS	0.40%	CLASS IB	$123.66	1
EQ/INVESCO GLOBAL REAL ASSETS	0.50%	CLASS IB	$230.79	21
EQ/INVESCO GLOBAL REAL ASSETS	0.70%	CLASS IB	$220.49	1
EQ/INVESCO GLOBAL REAL ASSETS	0.70%	CLASS IB	$223.61	—
EQ/INVESCO GLOBAL REAL ASSETS	0.80%	CLASS IB	$220.10	13
EQ/INVESCO GLOBAL REAL ASSETS	0.90%	CLASS IB	$213.78	37
EQ/INVESCO GLOBAL REAL ASSETS	0.90%	CLASS IB	$216.65	4
EQ/INVESCO GLOBAL REAL ASSETS	0.95%	CLASS IB	$212.14	2
EQ/INVESCO GLOBAL REAL ASSETS	1.00%	CLASS IB	$213.25	1
EQ/INVESCO GLOBAL REAL ASSETS	1.10%	CLASS IB	$209.89	5
EQ/INVESCO GLOBAL REAL ASSETS	1.20%	CLASS IB	$204.07	4
EQ/INVESCO GLOBAL REAL ASSETS	1.20%	CLASS IB	$206.58	119
EQ/INVESCO GLOBAL REAL ASSETS	1.25%	CLASS IB	$202.50	11
EQ/INVESCO GLOBAL REAL ASSETS	1.34%	CLASS IB	$199.69	140
EQ/INVESCO GLOBAL REAL ASSETS	1.45%	CLASS IB	$171.36	—

EQ/JANUS ENTERPRISE	0.00%	CLASS IB	$283.79	1
EQ/JANUS ENTERPRISE	0.25%	CLASS IB	$620.78	1
EQ/JANUS ENTERPRISE	0.40%	CLASS IB	$347.96	10
EQ/JANUS ENTERPRISE	0.50%	CLASS IB	$589.43	8
EQ/JANUS ENTERPRISE	0.70%	CLASS IB	$565.39	5
EQ/JANUS ENTERPRISE	0.80%	CLASS IB	$697.87	7
EQ/JANUS ENTERPRISE	0.90%	CLASS IB	$542.33	86

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/JANUS ENTERPRISE	0.95%	CLASS IB	$536.71	8
EQ/JANUS ENTERPRISE	1.00%	CLASS IB	$531.16	1
EQ/JANUS ENTERPRISE	1.10%	CLASS IB	$520.17	10
EQ/JANUS ENTERPRISE	1.20%	CLASS IB	$509.38	196
EQ/JANUS ENTERPRISE	1.25%	CLASS IB	$330.00	176
EQ/JANUS ENTERPRISE	1.30%	CLASS IB	$388.84	2
EQ/JANUS ENTERPRISE	1.34%	CLASS IB	$494.68	503
EQ/JANUS ENTERPRISE	1.35%	CLASS IB	$493.64	—
EQ/JANUS ENTERPRISE	1.45%	CLASS IB	$483.40	—

EQ/JPMORGAN GROWTH STOCK	0.00%	CLASS IB	$389.56	2
EQ/JPMORGAN GROWTH STOCK	0.25%	CLASS IB	$781.44	2
EQ/JPMORGAN GROWTH STOCK	0.40%	CLASS IB	$594.02	26
EQ/JPMORGAN GROWTH STOCK	0.50%	CLASS IB	$740.95	23
EQ/JPMORGAN GROWTH STOCK	0.70%	CLASS IB	$709.93	8
EQ/JPMORGAN GROWTH STOCK	0.80%	CLASS IB	$1,092.93	31
EQ/JPMORGAN GROWTH STOCK	0.90%	CLASS IB	$680.23	93
EQ/JPMORGAN GROWTH STOCK	0.95%	CLASS IB	$672.99	8
EQ/JPMORGAN GROWTH STOCK	1.00%	CLASS IB	$665.84	4
EQ/JPMORGAN GROWTH STOCK	1.10%	CLASS IB	$651.70	35
EQ/JPMORGAN GROWTH STOCK	1.20%	CLASS IB	$637.82	668
EQ/JPMORGAN GROWTH STOCK	1.25%	CLASS IB	$537.52	170
EQ/JPMORGAN GROWTH STOCK	1.30%	CLASS IB	$578.80	1
EQ/JPMORGAN GROWTH STOCK	1.34%	CLASS IB	$618.94	746
EQ/JPMORGAN GROWTH STOCK	1.35%	CLASS IB	$617.60	1
EQ/JPMORGAN GROWTH STOCK	1.45%	CLASS IB	$604.44	—

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	CLASS IB	$312.96	1
EQ/JPMORGAN VALUE OPPORTUNITIES	0.25%	CLASS IB	$601.90	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.40%	CLASS IB	$471.27	7
EQ/JPMORGAN VALUE OPPORTUNITIES	0.50%	CLASS IB	$564.91	23
EQ/JPMORGAN VALUE OPPORTUNITIES	0.70%	CLASS IB	$543.85	4
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	CLASS IB	$814.80	31
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	CLASS IB	$508.93	14
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	CLASS IB	$514.56	41
EQ/JPMORGAN VALUE OPPORTUNITIES	0.95%	CLASS IB	$471.70	4
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	CLASS IB	$500.52	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	CLASS IB	$486.80	18
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	CLASS IB	$468.42	289
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	CLASS IB	$473.42	6
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	CLASS IB	$335.70	98
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	CLASS IB	$375.98	—
EQ/JPMORGAN VALUE OPPORTUNITIES	1.34%	CLASS IB	$574.54	279
EQ/JPMORGAN VALUE OPPORTUNITIES	1.35%	CLASS IB	$454.07	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.45%	CLASS IB	$436.95	—

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	CLASS IB	$338.86	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.25%	CLASS IB	$510.06	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	CLASS IB	$478.71	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.70%	CLASS IB	$482.35	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	CLASS IB	$809.63	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	CLASS IB	$457.41	6
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	CLASS IB	$451.37	2

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.10%	CLASS IB	$433.70	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	CLASS IB	$422.25	12
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	CLASS IB	$375.25	2
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	CLASS IB	$408.19	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.34%	CLASS IB	$406.78	66
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.45%	CLASS IB	$394.97	—

EQ/LARGE CAP GROWTH INDEX	0.00%	CLASS IB	$506.11	2
EQ/LARGE CAP GROWTH INDEX	0.25%	CLASS IB	$661.75	2
EQ/LARGE CAP GROWTH INDEX	0.40%	CLASS IB	$169.65	10
EQ/LARGE CAP GROWTH INDEX	0.50%	CLASS IB	$621.08	5
EQ/LARGE CAP GROWTH INDEX	0.70%	CLASS IB	$654.20	5
EQ/LARGE CAP GROWTH INDEX	0.80%	CLASS IB	$1,377.98	14
EQ/LARGE CAP GROWTH INDEX	0.90%	CLASS IB	$620.36	119
EQ/LARGE CAP GROWTH INDEX	0.95%	CLASS IB	$612.17	13
EQ/LARGE CAP GROWTH INDEX	1.00%	CLASS IB	$604.11	4
EQ/LARGE CAP GROWTH INDEX	1.10%	CLASS IB	$588.20	29
EQ/LARGE CAP GROWTH INDEX	1.20%	CLASS IB	$572.68	318
EQ/LARGE CAP GROWTH INDEX	1.25%	CLASS IB	$752.13	12
EQ/LARGE CAP GROWTH INDEX	1.30%	CLASS IB	$832.13	—
EQ/LARGE CAP GROWTH INDEX	1.34%	CLASS IB	$551.69	619
EQ/LARGE CAP GROWTH INDEX	1.35%	CLASS IB	$550.21	2
EQ/LARGE CAP GROWTH INDEX	1.45%	CLASS IB	$535.68	—

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	CLASS IB	$417.91	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.25%	CLASS IB	$447.44	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.50%	CLASS IB	$419.95	3
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.70%	CLASS IB	$714.64	5
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	CLASS IB	$1,047.18	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	CLASS IB	$605.41	12
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	CLASS IB	$676.16	37
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	CLASS IB	$566.34	27
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.00%	CLASS IB	$657.71	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.10%	CLASS IB	$639.67	6
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	CLASS IB	$597.40	80
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	CLASS IB	$622.09	8
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	CLASS IB	$543.97	5
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	CLASS IB	$622.76	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.34%	CLASS IB	$894.37	1,000
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	CLASS IB	$596.67	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.45%	CLASS IB	$557.28	1

EQ/LARGE CAP VALUE INDEX	0.00%	CLASS IB	$253.01	1
EQ/LARGE CAP VALUE INDEX	0.25%	CLASS IB	$252.02	2
EQ/LARGE CAP VALUE INDEX	0.50%	CLASS IB	$239.54	10
EQ/LARGE CAP VALUE INDEX	0.70%	CLASS IB	$229.97	5
EQ/LARGE CAP VALUE INDEX	0.80%	CLASS IB	$637.85	6
EQ/LARGE CAP VALUE INDEX	0.90%	CLASS IB	$220.78	129
EQ/LARGE CAP VALUE INDEX	0.95%	CLASS IB	$218.54	5
EQ/LARGE CAP VALUE INDEX	1.00%	CLASS IB	$216.33	5
EQ/LARGE CAP VALUE INDEX	1.10%	CLASS IB	$211.94	13
EQ/LARGE CAP VALUE INDEX	1.20%	CLASS IB	$207.63	201
EQ/LARGE CAP VALUE INDEX	1.25%	CLASS IB	$173.27	28

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE INDEX	1.30%	CLASS IB	$189.16	1
EQ/LARGE CAP VALUE INDEX	1.34%	CLASS IB	$201.76	337
EQ/LARGE CAP VALUE INDEX	1.35%	CLASS IB	$201.35	—
EQ/LARGE CAP VALUE INDEX	1.45%	CLASS IB	$197.25	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$248.01	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.25%	CLASS IB	$454.06	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.40%	CLASS IB	$347.84	16
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	CLASS IB	$426.15	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.70%	CLASS IB	$374.95	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.70%	CLASS IB	$379.87	5
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	CLASS IB	$588.56	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	CLASS IB	$355.56	16
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	CLASS IB	$360.23	34
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	CLASS IB	$372.11	34
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.00%	CLASS IB	$346.24	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	CLASS IB	$337.13	4
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$328.23	88
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$332.54	12
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	CLASS IB	$212.91	7
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$233.50	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.34%	CLASS IB	$320.35	2,225
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	CLASS IB	$319.49	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.45%	CLASS IB	$332.74	2

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	CLASS IB	$227.83	1
EQ/LAZARD EMERGING MARKETS EQUITY	0.25%	CLASS IB	$203.63	5
EQ/LAZARD EMERGING MARKETS EQUITY	0.50%	CLASS IB	$195.95	40
EQ/LAZARD EMERGING MARKETS EQUITY	0.70%	CLASS IB	$189.98	12
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	CLASS IB	$187.07	40
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	CLASS IB	$184.21	108
EQ/LAZARD EMERGING MARKETS EQUITY	0.95%	CLASS IB	$182.79	6
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	CLASS IB	$181.38	3
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	CLASS IB	$178.59	26
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	CLASS IB	$175.83	502
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	CLASS IB	$174.48	16
EQ/LAZARD EMERGING MARKETS EQUITY	1.34%	CLASS IB	$172.06	575
EQ/LAZARD EMERGING MARKETS EQUITY	1.45%	CLASS IB	$151.69	—

EQ/LOOMIS SAYLES GROWTH	0.00%	CLASS IB	$463.05	1
EQ/LOOMIS SAYLES GROWTH	0.25%	CLASS IB	$997.01	1
EQ/LOOMIS SAYLES GROWTH	0.40%	CLASS IB	$633.73	5
EQ/LOOMIS SAYLES GROWTH	0.50%	CLASS IB	$945.35	6
EQ/LOOMIS SAYLES GROWTH	0.70%	CLASS IB	$905.78	1
EQ/LOOMIS SAYLES GROWTH	0.80%	CLASS IB	$1,054.01	3
EQ/LOOMIS SAYLES GROWTH	0.90%	CLASS IB	$867.88	15
EQ/LOOMIS SAYLES GROWTH	0.95%	CLASS IB	$858.65	2
EQ/LOOMIS SAYLES GROWTH	1.00%	CLASS IB	$849.53	—
EQ/LOOMIS SAYLES GROWTH	1.10%	CLASS IB	$831.49	3
EQ/LOOMIS SAYLES GROWTH	1.20%	CLASS IB	$813.78	6
EQ/LOOMIS SAYLES GROWTH	1.25%	CLASS IB	$638.71	44
EQ/LOOMIS SAYLES GROWTH	1.30%	CLASS IB	$700.77	1
EQ/LOOMIS SAYLES GROWTH	1.34%	CLASS IB	$789.69	92

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LOOMIS SAYLES GROWTH	1.35%	CLASS IB	$787.98	—
EQ/LOOMIS SAYLES GROWTH	1.45%	CLASS IB	$771.20	—

EQ/MFS INTERNATIONAL GROWTH	0.00%	CLASS IB	$246.99	2
EQ/MFS INTERNATIONAL GROWTH	0.25%	CLASS IB	$438.29	4
EQ/MFS INTERNATIONAL GROWTH	0.40%	CLASS IB	$278.56	11
EQ/MFS INTERNATIONAL GROWTH	0.50%	CLASS IB	$416.15	28
EQ/MFS INTERNATIONAL GROWTH	0.70%	CLASS IB	$399.18	5
EQ/MFS INTERNATIONAL GROWTH	0.80%	CLASS IB	$472.06	32
EQ/MFS INTERNATIONAL GROWTH	0.90%	CLASS IB	$382.90	66
EQ/MFS INTERNATIONAL GROWTH	0.95%	CLASS IB	$378.93	4
EQ/MFS INTERNATIONAL GROWTH	1.00%	CLASS IB	$375.01	2
EQ/MFS INTERNATIONAL GROWTH	1.10%	CLASS IB	$367.25	18
EQ/MFS INTERNATIONAL GROWTH	1.20%	CLASS IB	$359.63	305
EQ/MFS INTERNATIONAL GROWTH	1.25%	CLASS IB	$220.65	17
EQ/MFS INTERNATIONAL GROWTH	1.30%	CLASS IB	$261.94	—
EQ/MFS INTERNATIONAL GROWTH	1.34%	CLASS IB	$349.12	14
EQ/MFS INTERNATIONAL GROWTH	1.34%	CLASS IB	$349.26	328
EQ/MFS INTERNATIONAL GROWTH	1.35%	CLASS IB	$348.52	—
EQ/MFS INTERNATIONAL GROWTH	1.45%	CLASS IB	$341.29	—

EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	CLASS IB	$255.46	32
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.25%	CLASS IB	$404.03	8
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.50%	CLASS IB	$388.44	51
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.70%	CLASS IB	$376.35	1
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.70%	CLASS IB	$394.24	14
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.80%	CLASS IB	$370.45	80
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	CLASS IB	$364.64	30
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	CLASS IB	$382.26	90
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.95%	CLASS IB	$379.32	4
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.00%	CLASS IB	$358.92	4
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.10%	CLASS IB	$353.27	20
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	CLASS IB	$347.69	692
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	CLASS IB	$364.89	9
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	CLASS IB	$362.08	63
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.34%	CLASS IB	$357.06	637
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.45%	CLASS IB	$297.69	—

EQ/MFS MID CAP FOCUSED GROWTH	0.00%	CLASS IB	$413.65	3
EQ/MFS MID CAP FOCUSED GROWTH	0.25%	CLASS IB	$398.76	3
EQ/MFS MID CAP FOCUSED GROWTH	0.40%	CLASS IB	$117.85	3
EQ/MFS MID CAP FOCUSED GROWTH	0.50%	CLASS IB	$384.39	10
EQ/MFS MID CAP FOCUSED GROWTH	0.70%	CLASS IB	$373.21	5
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	CLASS IB	$367.75	26
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	CLASS IB	$362.37	54
EQ/MFS MID CAP FOCUSED GROWTH	0.95%	CLASS IB	$359.71	2
EQ/MFS MID CAP FOCUSED GROWTH	1.00%	CLASS IB	$357.07	2
EQ/MFS MID CAP FOCUSED GROWTH	1.10%	CLASS IB	$351.82	13
EQ/MFS MID CAP FOCUSED GROWTH	1.20%	CLASS IB	$346.63	249
EQ/MFS MID CAP FOCUSED GROWTH	1.25%	CLASS IB	$344.08	49
EQ/MFS MID CAP FOCUSED GROWTH	1.34%	CLASS IB	$339.52	291
EQ/MFS MID CAP FOCUSED GROWTH	1.45%	CLASS IB	$334.01	—

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MFS TECHNOLOGY	0.00%	CLASS IB	$ 567.80	8
EQ/MFS TECHNOLOGY	0.25%	CLASS IB	$1,175.91	3
EQ/MFS TECHNOLOGY	0.40%	CLASS IB	$ 156.65	15
EQ/MFS TECHNOLOGY	0.50%	CLASS IB	$1,131.58	20
EQ/MFS TECHNOLOGY	0.70%	CLASS IB	$1,097.17	3
EQ/MFS TECHNOLOGY	0.80%	CLASS IB	$1,080.37	19
EQ/MFS TECHNOLOGY	0.90%	CLASS IB	$1,063.82	27
EQ/MFS TECHNOLOGY	0.95%	CLASS IB	$1,055.64	2
EQ/MFS TECHNOLOGY	1.00%	CLASS IB	$1,047.53	2
EQ/MFS TECHNOLOGY	1.10%	CLASS IB	$1,031.42	16
EQ/MFS TECHNOLOGY	1.20%	CLASS IB	$1,015.51	191
EQ/MFS TECHNOLOGY	1.25%	CLASS IB	$1,007.69	16
EQ/MFS TECHNOLOGY	1.34%	CLASS IB	$ 993.71	178
EQ/MFS TECHNOLOGY	1.45%	CLASS IB	$ 762.29	—

EQ/MFS UTILITIES SERIES	0.00%	CLASS IB	$ 220.87	1
EQ/MFS UTILITIES SERIES	0.25%	CLASS IB	$ 357.99	1
EQ/MFS UTILITIES SERIES	0.40%	CLASS IB	$ 274.00	15
EQ/MFS UTILITIES SERIES	0.50%	CLASS IB	$ 344.49	3
EQ/MFS UTILITIES SERIES	0.70%	CLASS IB	$ 334.01	1
EQ/MFS UTILITIES SERIES	0.80%	CLASS IB	$ 328.89	8
EQ/MFS UTILITIES SERIES	0.90%	CLASS IB	$ 323.85	40
EQ/MFS UTILITIES SERIES	0.95%	CLASS IB	$ 321.36	1
EQ/MFS UTILITIES SERIES	1.00%	CLASS IB	$ 318.89	1
EQ/MFS UTILITIES SERIES	1.10%	CLASS IB	$ 313.98	6
EQ/MFS UTILITIES SERIES	1.20%	CLASS IB	$ 309.14	85
EQ/MFS UTILITIES SERIES	1.25%	CLASS IB	$ 306.76	22
EQ/MFS UTILITIES SERIES	1.34%	CLASS IB	$ 302.50	124
EQ/MFS UTILITIES SERIES	1.45%	CLASS IB	$ 242.77	—

EQ/MID CAP INDEX	0.00%	CLASS IB	$ 252.35	10
EQ/MID CAP INDEX	0.25%	CLASS IB	$ 525.40	6
EQ/MID CAP INDEX	0.40%	CLASS IB	$ 362.95	46
EQ/MID CAP INDEX	0.50%	CLASS IB	$ 493.11	13
EQ/MID CAP INDEX	0.70%	CLASS IB	$ 457.78	12
EQ/MID CAP INDEX	0.80%	CLASS IB	$ 735.66	19
EQ/MID CAP INDEX	0.90%	CLASS IB	$ 435.01	177
EQ/MID CAP INDEX	0.95%	CLASS IB	$ 429.49	14
EQ/MID CAP INDEX	1.00%	CLASS IB	$ 424.05	7
EQ/MID CAP INDEX	1.10%	CLASS IB	$ 413.32	40
EQ/MID CAP INDEX	1.20%	CLASS IB	$ 402.83	532
EQ/MID CAP INDEX	1.25%	CLASS IB	$ 274.41	168
EQ/MID CAP INDEX	1.30%	CLASS IB	$ 319.35	1
EQ/MID CAP INDEX	1.34%	CLASS IB	$ 388.63	1,313
EQ/MID CAP INDEX	1.35%	CLASS IB	$ 387.63	—
EQ/MID CAP INDEX	1.45%	CLASS IB	$ 377.79	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$ 213.80	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.25%	CLASS IB	$ 591.55	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.50%	CLASS IB	$ 555.20	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.70%	CLASS IB	$ 428.10	3
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	CLASS IB	$ 612.60	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	CLASS IB	$ 405.05	15

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	CLASS IB	$501.26	7
EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	CLASS IB	$504.96	15
EQ/MID CAP VALUE MANAGED VOLATILITY	1.00%	CLASS IB	$393.99	—
EQ/MID CAP VALUE MANAGED VOLATILITY	1.10%	CLASS IB	$383.19	4
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$371.51	49
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$372.66	5
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	CLASS IB	$236.41	8
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$269.56	1
EQ/MID CAP VALUE MANAGED VOLATILITY	1.34%	CLASS IB	$452.24	832
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	CLASS IB	$357.43	—
EQ/MID CAP VALUE MANAGED VOLATILITY	1.45%	CLASS IB	$346.55	—

EQ/MODERATE ALLOCATION	0.70%	CLASS IA	$329.82	14
EQ/MODERATE ALLOCATION+	0.70%	CLASS IA	$331.17	—
EQ/MODERATE ALLOCATION+	0.90%	CLASS IA	$247.16	5
EQ/MODERATE ALLOCATION	0.90%	CLASS IA	$381.76	241
EQ/MODERATE ALLOCATION+	0.90%	CLASS IA	$392.71	9
EQ/MODERATE ALLOCATION	1.20%	CLASS IA	$322.67	14
EQ/MODERATE ALLOCATION+	1.34%	CLASS IA	$123.62	4,742
EQ/MODERATE ALLOCATION	1.34%	CLASS IA	$370.60	165
EQ/MODERATE ALLOCATION	1.35%	CLASS IA	$370.60	103
EQ/MODERATE ALLOCATION	1.35%	CLASS IA	$372.95	2
EQ/MODERATE ALLOCATION	1.45%	CLASS IA	$234.21	1
EQ/MODERATE ALLOCATION	0.00%	CLASS IB	$174.45	10
EQ/MODERATE ALLOCATION	0.25%	CLASS IB	$259.26	7
EQ/MODERATE ALLOCATION	0.40%	CLASS IB	$196.97	17
EQ/MODERATE ALLOCATION	0.50%	CLASS IB	$243.36	84
EQ/MODERATE ALLOCATION	0.70%	CLASS IB	$253.50	2
EQ/MODERATE ALLOCATION	0.80%	CLASS IB	$266.50	30
EQ/MODERATE ALLOCATION	0.90%	CLASS IB	$267.52	62
EQ/MODERATE ALLOCATION	0.95%	CLASS IB	$237.22	29
EQ/MODERATE ALLOCATION	1.00%	CLASS IB	$260.03	5
EQ/MODERATE ALLOCATION	1.10%	CLASS IB	$227.94	100
EQ/MODERATE ALLOCATION	1.20%	CLASS IB	$242.86	795
EQ/MODERATE ALLOCATION	1.25%	CLASS IB	$165.62	91
EQ/MODERATE ALLOCATION	1.30%	CLASS IB	$178.73	31

EQ/MODERATE GROWTH STRATEGY	0.00%	CLASS IB	$198.01	5
EQ/MODERATE GROWTH STRATEGY	0.25%	CLASS IB	$244.50	11
EQ/MODERATE GROWTH STRATEGY	0.50%	CLASS IB	$236.28	80
EQ/MODERATE GROWTH STRATEGY	0.70%	CLASS IB	$229.87	2
EQ/MODERATE GROWTH STRATEGY	0.80%	CLASS IB	$226.74	8
EQ/MODERATE GROWTH STRATEGY	0.90%	CLASS IB	$223.64	36
EQ/MODERATE GROWTH STRATEGY	0.95%	CLASS IB	$222.11	1
EQ/MODERATE GROWTH STRATEGY	1.00%	CLASS IB	$220.59	4
EQ/MODERATE GROWTH STRATEGY	1.10%	CLASS IB	$217.57	20
EQ/MODERATE GROWTH STRATEGY	1.20%	CLASS IB	$214.58	165
EQ/MODERATE GROWTH STRATEGY	1.25%	CLASS IB	$213.11	24
EQ/MODERATE GROWTH STRATEGY	1.34%	CLASS IB	$210.47	92

EQ/MODERATE-PLUS ALLOCATION	0.00%	CLASS IB	$208.34	15
EQ/MODERATE-PLUS ALLOCATION	0.25%	CLASS IB	$375.63	15
EQ/MODERATE-PLUS ALLOCATION	0.50%	CLASS IB	$355.25	30
EQ/MODERATE-PLUS ALLOCATION	0.70%	CLASS IB	$339.67	16

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE-PLUS ALLOCATION	0.80%	CLASS IB	$369.12	35
EQ/MODERATE-PLUS ALLOCATION	0.90%	CLASS IB	$324.79	402
EQ/MODERATE-PLUS ALLOCATION	0.95%	CLASS IB	$321.17	48
EQ/MODERATE-PLUS ALLOCATION	1.00%	CLASS IB	$317.59	5
EQ/MODERATE-PLUS ALLOCATION	1.10%	CLASS IB	$310.52	86
EQ/MODERATE-PLUS ALLOCATION	1.20%	CLASS IB	$303.59	642
EQ/MODERATE-PLUS ALLOCATION	1.25%	CLASS IB	$199.17	37
EQ/MODERATE-PLUS ALLOCATION	1.30%	CLASS IB	$217.85	29
EQ/MODERATE-PLUS ALLOCATION	1.34%	CLASS IB	$294.18	1,873
EQ/MODERATE-PLUS ALLOCATION	1.35%	CLASS IB	$293.51	1
EQ/MODERATE-PLUS ALLOCATION	1.45%	CLASS IB	$286.96	—

EQ/MONEY MARKET++	0.00%	CLASS IA	$ 1.19	719
EQ/MONEY MARKET++	0.70%	CLASS IA	$ 1.19	1
EQ/MONEY MARKET	0.70%	CLASS IA	$143.99	3
EQ/MONEY MARKET+	0.74%	CLASS IA	$ 55.68	12
EQ/MONEY MARKET++	0.90%	CLASS IA	$ 1.19	341
EQ/MONEY MARKET	0.90%	CLASS IA	$145.98	34
EQ/MONEY MARKET++	1.20%	CLASS IA	$ 1.19	6
EQ/MONEY MARKET	1.20%	CLASS IA	$129.70	—
EQ/MONEY MARKET++	1.34%	CLASS IA	$ 1.19	76
EQ/MONEY MARKET	1.35%	CLASS IA	$137.54	63
EQ/MONEY MARKET	1.35%	CLASS IA	$138.19	2
EQ/MONEY MARKET+	1.40%	CLASS IA	$ 37.99	1,103
EQ/MONEY MARKET	1.45%	CLASS IA	$113.22	—
EQ/MONEY MARKET++	0.00%	CLASS IB	$ 1.19	2,034
EQ/MONEY MARKET	0.00%	CLASS IB	$118.72	3
EQ/MONEY MARKET++	0.25%	CLASS IB	$ 1.19	23
EQ/MONEY MARKET	0.25%	CLASS IB	$137.80	3
EQ/MONEY MARKET++	0.40%	CLASS IB	$ 1.19	12
EQ/MONEY MARKET	0.40%	CLASS IB	$112.53	46
EQ/MONEY MARKET++	0.50%	CLASS IB	$ 1.19	14
EQ/MONEY MARKET	0.50%	CLASS IB	$129.35	17
EQ/MONEY MARKET++	0.70%	CLASS IB	$ 1.19	—
EQ/MONEY MARKET	0.70%	CLASS IB	$129.73	1
EQ/MONEY MARKET++	0.80%	CLASS IB	$ 1.19	210
EQ/MONEY MARKET	0.80%	CLASS IB	$103.77	8
EQ/MONEY MARKET++	0.90%	CLASS IB	$ 1.19	138
EQ/MONEY MARKET	0.90%	CLASS IB	$115.99	1
EQ/MONEY MARKET	0.90%	CLASS IB	$128.22	4
EQ/MONEY MARKET	0.95%	CLASS IB	$121.40	40
EQ/MONEY MARKET++	1.00%	CLASS IB	$ 1.19	4
EQ/MONEY MARKET	1.00%	CLASS IB	$109.48	3
EQ/MONEY MARKET++	1.10%	CLASS IB	$ 1.19	276
EQ/MONEY MARKET	1.10%	CLASS IB	$116.65	12
EQ/MONEY MARKET++	1.20%	CLASS IB	$ 1.19	2,121
EQ/MONEY MARKET	1.20%	CLASS IB	$117.85	83
EQ/MONEY MARKET	1.25%	CLASS IB	$ 98.17	102
EQ/MONEY MARKET	1.30%	CLASS IB	$ 99.84	2

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	CLASS IB	$179.34	8
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.25%	CLASS IB	$176.84	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.40%	CLASS IB	$ 84.56	10

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.50%	CLASS IB	$174.37	12
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.70%	CLASS IB	$172.41	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.80%	CLASS IB	$171.43	18
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	CLASS IB	$ 23.00	9
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	CLASS IB	$170.47	33
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.95%	CLASS IB	$169.99	9
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.00%	CLASS IB	$169.51	2
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.10%	CLASS IB	$168.55	9
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.20%	CLASS IB	$167.59	11
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.25%	CLASS IB	$167.12	46
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.30%	CLASS IB	$166.64	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.34%	CLASS IB	$ 22.42	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.34%	CLASS IB	$166.26	367
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.35%	CLASS IB	$ 22.41	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.45%	CLASS IB	$165.23	—

EQ/PIMCO GLOBAL REAL RETURN	0.00%	CLASS IB	$125.38	—
EQ/PIMCO GLOBAL REAL RETURN	0.25%	CLASS IB	$119.27	1
EQ/PIMCO GLOBAL REAL RETURN	0.40%	CLASS IB	$ 92.57	1
EQ/PIMCO GLOBAL REAL RETURN	0.50%	CLASS IB	$115.55	25
EQ/PIMCO GLOBAL REAL RETURN	0.70%	CLASS IB	$112.64	6
EQ/PIMCO GLOBAL REAL RETURN	0.80%	CLASS IB	$111.21	42
EQ/PIMCO GLOBAL REAL RETURN	0.90%	CLASS IB	$109.81	40
EQ/PIMCO GLOBAL REAL RETURN	0.95%	CLASS IB	$109.11	3
EQ/PIMCO GLOBAL REAL RETURN	1.00%	CLASS IB	$108.42	—
EQ/PIMCO GLOBAL REAL RETURN	1.10%	CLASS IB	$107.04	11
EQ/PIMCO GLOBAL REAL RETURN	1.20%	CLASS IB	$105.67	124
EQ/PIMCO GLOBAL REAL RETURN	1.25%	CLASS IB	$105.00	16
EQ/PIMCO GLOBAL REAL RETURN	1.34%	CLASS IB	$103.80	81
EQ/PIMCO GLOBAL REAL RETURN	1.45%	CLASS IB	$102.34	—

EQ/PIMCO ULTRA SHORT BOND	0.00%	CLASS IB	$125.91	—
EQ/PIMCO ULTRA SHORT BOND	0.25%	CLASS IB	$141.39	—
EQ/PIMCO ULTRA SHORT BOND	0.40%	CLASS IB	$113.63	1
EQ/PIMCO ULTRA SHORT BOND	0.50%	CLASS IB	$134.25	10
EQ/PIMCO ULTRA SHORT BOND	0.70%	CLASS IB	$128.77	5
EQ/PIMCO ULTRA SHORT BOND	0.80%	CLASS IB	$120.10	4
EQ/PIMCO ULTRA SHORT BOND	0.90%	CLASS IB	$123.52	32
EQ/PIMCO ULTRA SHORT BOND	0.95%	CLASS IB	$122.24	17
EQ/PIMCO ULTRA SHORT BOND	1.00%	CLASS IB	$120.98	1
EQ/PIMCO ULTRA SHORT BOND	1.10%	CLASS IB	$118.48	10
EQ/PIMCO ULTRA SHORT BOND	1.20%	CLASS IB	$116.02	107
EQ/PIMCO ULTRA SHORT BOND	1.25%	CLASS IB	$116.30	21
EQ/PIMCO ULTRA SHORT BOND	1.30%	CLASS IB	$115.02	1
EQ/PIMCO ULTRA SHORT BOND	1.34%	CLASS IB	$112.67	281
EQ/PIMCO ULTRA SHORT BOND	1.35%	CLASS IB	$112.43	—
EQ/PIMCO ULTRA SHORT BOND	1.45%	CLASS IB	$110.10	—

EQ/QUALITY BOND PLUS	0.70%	CLASS IA	$177.25	1
EQ/QUALITY BOND PLUS	0.90%	CLASS IA	$190.15	8
EQ/QUALITY BOND PLUS	1.20%	CLASS IA	$161.91	1
EQ/QUALITY BOND PLUS	1.34%	CLASS IA	$176.24	206
EQ/QUALITY BOND PLUS	1.35%	CLASS IA	$185.42	—
EQ/QUALITY BOND PLUS	1.45%	CLASS IA	$136.23	—

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/QUALITY BOND PLUS	0.00%	CLASS IB	$112.91	—
EQ/QUALITY BOND PLUS	0.25%	CLASS IB	$170.76	—
EQ/QUALITY BOND PLUS	0.50%	CLASS IB	$160.29	3
EQ/QUALITY BOND PLUS	0.70%	CLASS IB	$160.03	1
EQ/QUALITY BOND PLUS	0.80%	CLASS IB	$118.77	3
EQ/QUALITY BOND PLUS	0.90%	CLASS IB	$153.35	2
EQ/QUALITY BOND PLUS	0.95%	CLASS IB	$149.75	13
EQ/QUALITY BOND PLUS	1.00%	CLASS IB	$120.19	1
EQ/QUALITY BOND PLUS	1.10%	CLASS IB	$143.89	3
EQ/QUALITY BOND PLUS	1.20%	CLASS IB	$141.35	44
EQ/QUALITY BOND PLUS	1.25%	CLASS IB	$103.71	8
EQ/QUALITY BOND PLUS	1.30%	CLASS IB	$103.31	—

EQ/SMALL COMPANY INDEX	0.00%	CLASS IB	$241.30	2
EQ/SMALL COMPANY INDEX	0.25%	CLASS IB	$632.64	1
EQ/SMALL COMPANY INDEX	0.40%	CLASS IB	$337.04	45
EQ/SMALL COMPANY INDEX	0.50%	CLASS IB	$595.58	7
EQ/SMALL COMPANY INDEX	0.70%	CLASS IB	$567.38	5
EQ/SMALL COMPANY INDEX	0.80%	CLASS IB	$670.16	7
EQ/SMALL COMPANY INDEX	0.90%	CLASS IB	$540.52	65
EQ/SMALL COMPANY INDEX	0.95%	CLASS IB	$534.00	4
EQ/SMALL COMPANY INDEX	1.00%	CLASS IB	$527.57	3
EQ/SMALL COMPANY INDEX	1.10%	CLASS IB	$514.87	19
EQ/SMALL COMPANY INDEX	1.20%	CLASS IB	$502.45	237
EQ/SMALL COMPANY INDEX	1.25%	CLASS IB	$283.15	73
EQ/SMALL COMPANY INDEX	1.30%	CLASS IB	$310.26	1
EQ/SMALL COMPANY INDEX	1.34%	CLASS IB	$485.61	509
EQ/SMALL COMPANY INDEX	1.35%	CLASS IB	$484.41	—
EQ/SMALL COMPANY INDEX	1.45%	CLASS IB	$472.72	—

EQ/VALUE EQUITY	0.00%	CLASS IB	$218.76	1
EQ/VALUE EQUITY	0.25%	CLASS IB	$503.25	2
EQ/VALUE EQUITY	0.50%	CLASS IB	$472.33	13
EQ/VALUE EQUITY	0.70%	CLASS IB	$571.04	7
EQ/VALUE EQUITY	0.80%	CLASS IB	$527.77	10
EQ/VALUE EQUITY	0.90%	CLASS IB	$527.86	12
EQ/VALUE EQUITY	0.90%	CLASS IB	$540.29	56
EQ/VALUE EQUITY	0.95%	CLASS IB	$445.19	14
EQ/VALUE EQUITY	1.00%	CLASS IB	$525.55	2
EQ/VALUE EQUITY	1.10%	CLASS IB	$511.14	12
EQ/VALUE EQUITY	1.20%	CLASS IB	$493.33	314
EQ/VALUE EQUITY	1.20%	CLASS IB	$497.09	15
EQ/VALUE EQUITY	1.25%	CLASS IB	$238.86	71
EQ/VALUE EQUITY	1.30%	CLASS IB	$269.36	2
EQ/VALUE EQUITY	1.34%	CLASS IB	$619.15	618
EQ/VALUE EQUITY	1.35%	CLASS IB	$476.77	—
EQ/VALUE EQUITY	1.45%	CLASS IB	$460.19	—

EQ/WELLINGTON ENERGY	0.00%	CLASS IB	$ 93.72	1
EQ/WELLINGTON ENERGY	0.25%	CLASS IB	$100.68	1
EQ/WELLINGTON ENERGY	0.40%	CLASS IB	$ 94.50	15
EQ/WELLINGTON ENERGY	0.50%	CLASS IB	$ 96.79	18
EQ/WELLINGTON ENERGY	0.70%	CLASS IB	$ 93.78	—
EQ/WELLINGTON ENERGY	0.70%	CLASS IB	$106.04	1

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/WELLINGTON ENERGY	0.80%	CLASS IB	$ 92.31	9
EQ/WELLINGTON ENERGY	0.90%	CLASS IB	$ 90.86	8
EQ/WELLINGTON ENERGY	0.90%	CLASS IB	$102.81	32
EQ/WELLINGTON ENERGY	0.95%	CLASS IB	$102.02	2
EQ/WELLINGTON ENERGY	1.00%	CLASS IB	$ 89.43	2
EQ/WELLINGTON ENERGY	1.10%	CLASS IB	$ 88.02	16
EQ/WELLINGTON ENERGY	1.20%	CLASS IB	$ 86.63	216
EQ/WELLINGTON ENERGY	1.20%	CLASS IB	$ 98.14	3
EQ/WELLINGTON ENERGY	1.25%	CLASS IB	$ 97.38	21
EQ/WELLINGTON ENERGY	1.34%	CLASS IB	$ 96.03	224
EQ/WELLINGTON ENERGY	1.45%	CLASS IB	$ 71.21	—

EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.25%	CLASS IB	$194.60	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.50%	CLASS IB	$188.52	1
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.70%	CLASS IB	$183.78	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.80%	CLASS IB	$181.45	6
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.90%	CLASS IB	$179.16	4
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.95%	CLASS IB	$178.02	2
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.00%	CLASS IB	$176.89	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.10%	CLASS IB	$174.64	2
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.20%	CLASS IB	$172.41	20
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.25%	CLASS IB	$171.32	3
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.34%	CLASS IB	$169.35	25
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.45%	CLASS IB	$166.98	—

EQUITABLE GROWTH MF/ETF	0.00%	CLASS IB	$154.14	—
EQUITABLE GROWTH MF/ETF	0.50%	CLASS IB	$151.70	1
EQUITABLE GROWTH MF/ETF	0.70%	CLASS IB	$150.73	—
EQUITABLE GROWTH MF/ETF	0.80%	CLASS IB	$150.25	—
EQUITABLE GROWTH MF/ETF	0.90%	CLASS IB	$149.77	1
EQUITABLE GROWTH MF/ETF	0.95%	CLASS IB	$149.53	—
EQUITABLE GROWTH MF/ETF	1.00%	CLASS IB	$149.29	—
EQUITABLE GROWTH MF/ETF	1.10%	CLASS IB	$148.82	—
EQUITABLE GROWTH MF/ETF	1.20%	CLASS IB	$148.34	12
EQUITABLE GROWTH MF/ETF	1.25%	CLASS IB	$148.10	—
EQUITABLE GROWTH MF/ETF	1.34%	CLASS IB	$147.67	17

EQUITABLE MODERATE GROWTH MF/ETF	0.00%	CLASS IB	$145.85	—
EQUITABLE MODERATE GROWTH MF/ETF	0.50%	CLASS IB	$143.55	—
EQUITABLE MODERATE GROWTH MF/ETF	0.80%	CLASS IB	$142.18	—
EQUITABLE MODERATE GROWTH MF/ETF	0.90%	CLASS IB	$141.72	4
EQUITABLE MODERATE GROWTH MF/ETF	0.95%	CLASS IB	$141.50	—
EQUITABLE MODERATE GROWTH MF/ETF	1.10%	CLASS IB	$140.82	1
EQUITABLE MODERATE GROWTH MF/ETF	1.20%	CLASS IB	$140.36	12
EQUITABLE MODERATE GROWTH MF/ETF	1.25%	CLASS IB	$140.14	1
EQUITABLE MODERATE GROWTH MF/ETF	1.34%	CLASS IB	$139.73	2

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$288.78	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.25%	SERVICE CLASS 2	$455.01	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.50%	SERVICE CLASS 2	$437.46	11
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.70%	SERVICE CLASS 2	$423.84	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.80%	SERVICE CLASS 2	$417.20	4
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$410.66	2
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$404.22	—

The accompanying notes are an integral part of these financial statements.

FSA-46

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$397.85	2
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$391.57	62

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$117.84	—
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.25%	SERVICE CLASS 2	$116.91	1
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.50%	SERVICE CLASS 2	$115.98	18
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.70%	SERVICE CLASS 2	$115.24	2
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.80%	SERVICE CLASS 2	$114.87	7
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.90%	SERVICE CLASS 2	$114.50	39
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.95%	SERVICE CLASS 2	$114.32	1
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.00%	SERVICE CLASS 2	$114.14	—
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.10%	SERVICE CLASS 2	$113.77	6
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.20%	SERVICE CLASS 2	$113.40	603
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.25%	SERVICE CLASS 2	$113.22	8
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.34%	SERVICE CLASS 2	$112.89	146

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$261.26	2
FIDELITY® VIP MID CAP PORTFOLIO	0.25%	SERVICE CLASS 2	$420.72	5
FIDELITY® VIP MID CAP PORTFOLIO	0.50%	SERVICE CLASS 2	$404.49	5
FIDELITY® VIP MID CAP PORTFOLIO	0.70%	SERVICE CLASS 2	$391.89	—
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$385.75	10
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$379.70	5
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$373.75	1
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$367.86	12
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$362.05	160

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$232.85	48
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.25%	SERIES II	$370.09	6
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.50%	SERIES II	$355.81	18
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.70%	SERIES II	$344.74	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.80%	SERIES II	$339.33	6
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.90%	SERIES II	$334.01	11
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.00%	SERIES II	$328.77	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.10%	SERIES II	$323.59	2
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.20%	SERIES II	$318.48	115

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$371.84	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.25%	SERVICE CLASS	$717.26	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.50%	SERVICE CLASS	$690.22	5
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.70%	SERVICE CLASS	$669.23	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$658.98	3
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$648.89	16
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.95%	SERVICE CLASS	$643.89	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.00%	SERVICE CLASS	$638.95	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.10%	SERVICE CLASS	$629.12	1

The accompanying notes are an integral part of these financial statements.

FSA-47

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.20%	SERVICE CLASS	$ 619.41	28
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.25%	SERVICE CLASS	$ 614.64	4
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.34%	SERVICE CLASS	$ 606.11	23
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.45%	SERVICE CLASS	$ 467.88	—

MULTIMANAGER AGGRESSIVE EQUITY	0.70%	CLASS IA	$ 535.15	4
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	CLASS IA	$ 399.64	5
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	CLASS IA	$ 639.30	23
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	CLASS IA	$ 639.39	1
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	CLASS IA	$ 649.32	4
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	CLASS IA	$ 534.43	3
MULTIMANAGER AGGRESSIVE EQUITY+	1.34%	CLASS IA	$ 484.39	1,267
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	CLASS IA	$ 769.89	147
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	CLASS IA	$ 810.57	1
MULTIMANAGER AGGRESSIVE EQUITY	1.45%	CLASS IA	$ 418.36	2
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	CLASS IB	$ 439.94	—
MULTIMANAGER AGGRESSIVE EQUITY	0.25%	CLASS IB	$ 536.99	—
MULTIMANAGER AGGRESSIVE EQUITY	0.40%	CLASS IB	$ 151.67	1
MULTIMANAGER AGGRESSIVE EQUITY	0.50%	CLASS IB	$ 504.05	2
MULTIMANAGER AGGRESSIVE EQUITY	0.70%	CLASS IB	$ 525.66	1
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	CLASS IB	$1,147.79	1
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	CLASS IB	$ 472.55	8
MULTIMANAGER AGGRESSIVE EQUITY	0.95%	CLASS IB	$ 491.91	11
MULTIMANAGER AGGRESSIVE EQUITY	1.00%	CLASS IB	$ 919.60	—
MULTIMANAGER AGGRESSIVE EQUITY	1.10%	CLASS IB	$ 472.66	2
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	CLASS IB	$ 433.43	56
MULTIMANAGER AGGRESSIVE EQUITY	1.25%	CLASS IB	$ 494.88	14
MULTIMANAGER AGGRESSIVE EQUITY	1.30%	CLASS IB	$ 570.10	1

MULTIMANAGER CORE BOND	0.00%	CLASS IB	$ 117.73	—
MULTIMANAGER CORE BOND	0.25%	CLASS IB	$ 194.95	—
MULTIMANAGER CORE BOND	0.40%	CLASS IB	$ 116.02	6
MULTIMANAGER CORE BOND	0.50%	CLASS IB	$ 183.56	9
MULTIMANAGER CORE BOND	0.70%	CLASS IB	$ 174.90	2
MULTIMANAGER CORE BOND	0.80%	CLASS IB	$ 135.94	12
MULTIMANAGER CORE BOND	0.90%	CLASS IB	$ 166.64	23
MULTIMANAGER CORE BOND	0.95%	CLASS IB	$ 164.64	17
MULTIMANAGER CORE BOND	1.00%	CLASS IB	$ 162.66	1
MULTIMANAGER CORE BOND	1.10%	CLASS IB	$ 158.76	13
MULTIMANAGER CORE BOND	1.20%	CLASS IB	$ 154.94	115
MULTIMANAGER CORE BOND	1.25%	CLASS IB	$ 134.15	15
MULTIMANAGER CORE BOND	1.30%	CLASS IB	$ 132.14	1
MULTIMANAGER CORE BOND	1.34%	CLASS IB	$ 149.77	181
MULTIMANAGER CORE BOND	1.45%	CLASS IB	$ 145.80	—

MULTIMANAGER TECHNOLOGY	0.00%	CLASS IB	$ 616.41	1
MULTIMANAGER TECHNOLOGY	0.25%	CLASS IB	$1,297.33	—
MULTIMANAGER TECHNOLOGY	0.50%	CLASS IB	$1,221.57	3
MULTIMANAGER TECHNOLOGY	0.70%	CLASS IB	$1,163.91	1
MULTIMANAGER TECHNOLOGY	0.80%	CLASS IB	$1,762.41	4

The accompanying notes are an integral part of these financial statements.

FSA-48

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER TECHNOLOGY	0.90%	CLASS IB	$1,108.98	16
MULTIMANAGER TECHNOLOGY	0.95%	CLASS IB	$1,095.65	7
MULTIMANAGER TECHNOLOGY	1.00%	CLASS IB	$1,082.50	2
MULTIMANAGER TECHNOLOGY	1.10%	CLASS IB	$1,056.54	13
MULTIMANAGER TECHNOLOGY	1.20%	CLASS IB	$1,031.13	89
MULTIMANAGER TECHNOLOGY	1.25%	CLASS IB	$ 850.45	16
MULTIMANAGER TECHNOLOGY	1.30%	CLASS IB	$ 994.10	1
MULTIMANAGER TECHNOLOGY	1.34%	CLASS IB	$ 996.67	274
MULTIMANAGER TECHNOLOGY+	1.34%	CLASS IB	$1,546.66	3
MULTIMANAGER TECHNOLOGY	1.35%	CLASS IB	$ 994.23	1
MULTIMANAGER TECHNOLOGY	1.45%	CLASS IB	$ 970.32	—

NOMURA VIP HIGH INCOME SERIES	0.00%	SERVICE CLASS	$ 162.60	1
NOMURA VIP HIGH INCOME SERIES	0.25%	SERVICE CLASS	$ 231.88	1
NOMURA VIP HIGH INCOME SERIES	0.40%	SERVICE CLASS	$ 112.67	2
NOMURA VIP HIGH INCOME SERIES	0.50%	SERVICE CLASS	$ 223.14	43
NOMURA VIP HIGH INCOME SERIES	0.70%	SERVICE CLASS	$ 216.36	7
NOMURA VIP HIGH INCOME SERIES	0.80%	SERVICE CLASS	$ 213.04	64
NOMURA VIP HIGH INCOME SERIES	0.90%	SERVICE CLASS	$ 209.78	156
NOMURA VIP HIGH INCOME SERIES	0.95%	SERVICE CLASS	$ 208.16	6
NOMURA VIP HIGH INCOME SERIES	1.00%	SERVICE CLASS	$ 206.57	1
NOMURA VIP HIGH INCOME SERIES	1.10%	SERVICE CLASS	$ 203.39	16
NOMURA VIP HIGH INCOME SERIES	1.20%	SERVICE CLASS	$ 200.25	382
NOMURA VIP HIGH INCOME SERIES	1.25%	SERVICE CLASS	$ 198.71	122
NOMURA VIP HIGH INCOME SERIES	1.34%	SERVICE CLASS	$ 195.95	248
NOMURA VIP HIGH INCOME SERIES	1.45%	SERVICE CLASS	$ 171.80	—

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$ 160.33	4
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.25%	ADVISOR CLASS	$ 111.37	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.50%	ADVISOR CLASS	$ 107.08	1
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$ 102.12	7
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$ 100.52	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$ 98.94	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$ 97.39	1
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$ 95.85	66

TARGET 2015 ALLOCATION	0.00%	CLASS IB	$ 162.29	—
TARGET 2015 ALLOCATION	0.25%	CLASS IB	$ 209.76	—
TARGET 2015 ALLOCATION	0.40%	CLASS IB	$ 185.15	—
TARGET 2015 ALLOCATION	0.50%	CLASS IB	$ 199.84	11
TARGET 2015 ALLOCATION	0.70%	CLASS IB	$ 192.21	—
TARGET 2015 ALLOCATION	0.80%	CLASS IB	$ 270.26	—
TARGET 2015 ALLOCATION	0.90%	CLASS IB	$ 184.88	2
TARGET 2015 ALLOCATION	0.95%	CLASS IB	$ 183.09	1
TARGET 2015 ALLOCATION	1.10%	CLASS IB	$ 177.81	1
TARGET 2015 ALLOCATION	1.20%	CLASS IB	$ 174.36	12
TARGET 2015 ALLOCATION	1.25%	CLASS IB	$ 149.62	2
TARGET 2015 ALLOCATION	1.34%	CLASS IB	$ 169.65	23
TARGET 2025 ALLOCATION	0.00%	CLASS IB	$ 202.59	—
TARGET 2025 ALLOCATION	0.25%	CLASS IB	$ 270.68	—
TARGET 2025 ALLOCATION	0.40%	CLASS IB	$ 243.76	1
TARGET 2025 ALLOCATION	0.50%	CLASS IB	$ 257.88	71
TARGET 2025 ALLOCATION	0.70%	CLASS IB	$ 248.04	—

The accompanying notes are an integral part of these financial statements.

FSA-49

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2025 ALLOCATION	0.80%	CLASS IB	$379.19	1
TARGET 2025 ALLOCATION	0.90%	CLASS IB	$238.57	16
TARGET 2025 ALLOCATION	0.95%	CLASS IB	$236.26	1
TARGET 2025 ALLOCATION	1.00%	CLASS IB	$233.98	—
TARGET 2025 ALLOCATION	1.10%	CLASS IB	$229.45	17
TARGET 2025 ALLOCATION	1.20%	CLASS IB	$225.00	62
TARGET 2025 ALLOCATION	1.25%	CLASS IB	$189.92	4
TARGET 2025 ALLOCATION	1.34%	CLASS IB	$218.92	135
TARGET 2025 ALLOCATION	1.45%	CLASS IB	$214.25	—

TARGET 2035 ALLOCATION	0.00%	CLASS IB	$234.10	2
TARGET 2035 ALLOCATION	0.25%	CLASS IB	$318.64	1
TARGET 2035 ALLOCATION	0.40%	CLASS IB	$290.59	4
TARGET 2035 ALLOCATION	0.50%	CLASS IB	$303.58	121
TARGET 2035 ALLOCATION	0.70%	CLASS IB	$291.99	1
TARGET 2035 ALLOCATION	0.80%	CLASS IB	$473.21	10
TARGET 2035 ALLOCATION	0.90%	CLASS IB	$280.84	41
TARGET 2035 ALLOCATION	0.95%	CLASS IB	$278.12	1
TARGET 2035 ALLOCATION	1.00%	CLASS IB	$275.43	1
TARGET 2035 ALLOCATION	1.10%	CLASS IB	$270.10	19
TARGET 2035 ALLOCATION	1.20%	CLASS IB	$264.86	155
TARGET 2035 ALLOCATION	1.25%	CLASS IB	$220.09	5
TARGET 2035 ALLOCATION	1.34%	CLASS IB	$257.71	281
TARGET 2035 ALLOCATION	1.35%	CLASS IB	$257.20	—
TARGET 2035 ALLOCATION	1.45%	CLASS IB	$252.21	—

TARGET 2045 ALLOCATION	0.00%	CLASS IB	$254.54	—
TARGET 2045 ALLOCATION	0.25%	CLASS IB	$348.29	—
TARGET 2045 ALLOCATION	0.40%	CLASS IB	$324.84	4
TARGET 2045 ALLOCATION	0.50%	CLASS IB	$331.83	115
TARGET 2045 ALLOCATION	0.70%	CLASS IB	$319.16	1
TARGET 2045 ALLOCATION	0.80%	CLASS IB	$550.88	7
TARGET 2045 ALLOCATION	0.90%	CLASS IB	$306.98	47
TARGET 2045 ALLOCATION	0.95%	CLASS IB	$304.00	3
TARGET 2045 ALLOCATION	1.00%	CLASS IB	$301.06	1
TARGET 2045 ALLOCATION	1.10%	CLASS IB	$295.24	18
TARGET 2045 ALLOCATION	1.20%	CLASS IB	$289.51	132
TARGET 2045 ALLOCATION	1.25%	CLASS IB	$236.72	2
TARGET 2045 ALLOCATION	1.34%	CLASS IB	$281.69	211
TARGET 2045 ALLOCATION	1.35%	CLASS IB	$281.14	—
TARGET 2045 ALLOCATION	1.45%	CLASS IB	$275.68	—

TARGET 2055 ALLOCATION	0.00%	CLASS IB	$277.18	—
TARGET 2055 ALLOCATION	0.25%	CLASS IB	$250.66	—
TARGET 2055 ALLOCATION	0.40%	CLASS IB	$138.60	2
TARGET 2055 ALLOCATION	0.50%	CLASS IB	$244.07	125
TARGET 2055 ALLOCATION	0.70%	CLASS IB	$238.90	1
TARGET 2055 ALLOCATION	0.80%	CLASS IB	$236.35	18
TARGET 2055 ALLOCATION	0.90%	CLASS IB	$233.83	27
TARGET 2055 ALLOCATION	0.95%	CLASS IB	$232.58	—
TARGET 2055 ALLOCATION	1.00%	CLASS IB	$231.34	2
TARGET 2055 ALLOCATION	1.10%	CLASS IB	$228.87	15

The accompanying notes are an integral part of these financial statements.

FSA-50

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2055 ALLOCATION	1.20%	CLASS IB	$226.41	116
TARGET 2055 ALLOCATION	1.25%	CLASS IB	$225.20	1
TARGET 2055 ALLOCATION	1.34%	CLASS IB	$223.03	62

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$ 97.87	—
TEMPLETON GLOBAL BOND VIP FUND	0.25%	CLASS 2	$112.49	—
TEMPLETON GLOBAL BOND VIP FUND	0.50%	CLASS 2	$108.15	23
TEMPLETON GLOBAL BOND VIP FUND	0.70%	CLASS 2	$104.78	1
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$103.14	22
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$101.52	7
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$ 99.93	3
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$ 98.35	5
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$ 96.80	295

VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$110.62	—
VANECK VIP GLOBAL RESOURCES FUND	0.25%	CLASS S	$106.63	2
VANECK VIP GLOBAL RESOURCES FUND	0.40%	CLASS S	$146.42	2
VANECK VIP GLOBAL RESOURCES FUND	0.50%	CLASS S	$102.79	5
VANECK VIP GLOBAL RESOURCES FUND	0.70%	CLASS S	$ 99.80	1
VANECK VIP GLOBAL RESOURCES FUND	0.80%	CLASS S	$ 98.34	4
VANECK VIP GLOBAL RESOURCES FUND	0.90%	CLASS S	$ 96.90	34
VANECK VIP GLOBAL RESOURCES FUND	0.95%	CLASS S	$ 96.19	6
VANECK VIP GLOBAL RESOURCES FUND	1.00%	CLASS S	$ 95.48	—
VANECK VIP GLOBAL RESOURCES FUND	1.10%	CLASS S	$ 94.08	7
VANECK VIP GLOBAL RESOURCES FUND	1.20%	CLASS S	$ 92.69	63
VANECK VIP GLOBAL RESOURCES FUND	1.25%	CLASS S	$ 92.01	9
VANECK VIP GLOBAL RESOURCES FUND	1.34%	CLASS S	$ 90.79	153
VANECK VIP GLOBAL RESOURCES FUND	1.45%	CLASS S	$ 89.31	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
+	In 2025, this Variable Investment Option exceeds the maximum expense limitation (See Note 8).
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2025, the contract charges were 0.00%.

FSA-51

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$18,874	$539,115	$2,045,344	$317,490	$7,042,727	$3,056,911
Expenses:
Asset-based charges	14,567	168,171	1,300,211	151,072	16,180,735	507,558

Net Investment Income (Loss)	4,307	370,944	745,133	166,418	(9,138,008)	2,549,353

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	142,272	(57,314)	3,294,236	679,993	73,502,730	1,718,280
Net realized gain distribution from the Portfolios	—	—	7,750,807	342,662	69,730,051	—

Net realized gain (loss)	142,272	(57,314)	11,045,043	1,022,655	143,232,781	1,718,280

Net change in unrealized appreciation (depreciation) of investments	(11,121)	544,267	(332,297)	352,530	(25,141,791)	(1,886,553)

Net Realized and Unrealized Gain (Loss) on Investments	131,151	486,953	10,712,746	1,375,185	118,090,990	(168,273)

Net Increase (Decrease) in Net Assets Resulting from Operations	$135,458	$857,897	$11,457,879	$1,541,603	$108,952,982	$2,381,080

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-52

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	EQ/400 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,062	$1,865,434	$447,303	$366,085	$2,472,264	$249,273
Expenses:
Asset-based charges	13,687	2,099,012	891,930	1,218,242	868,794	343,147

Net Investment Income (Loss)	(9,625)	(233,578)	(444,627)	(852,157)	1,603,470	(93,874)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	175,453	5,787,202	12,189,745	20,775,872	(958,844)	(47,127)
Net realized gain distribution from the Portfolios	—	16,198,559	4,837,431	7,596,832	—	2,153,215

Net realized gain (loss)	175,453	21,985,761	17,027,176	28,372,704	(958,844)	2,106,088

Net change in unrealized appreciation (depreciation) of investments	(23,493)	(15,338,877)	(7,838,386)	(12,728,544)	3,384,127	(2,248,265)

Net Realized and Unrealized Gain (Loss) on Investments	151,960	6,646,884	9,188,790	15,644,160	2,425,283	(142,177)

Net Increase (Decrease) in Net Assets Resulting from Operations	$142,335	$6,413,306	$8,744,163	$14,792,003	$4,028,753	$(236,051)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-53

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/ AGGRESSIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$453,356	$128,319	$163,084	$672	$709,547	$9,746,362
Expenses:
Asset-based charges	763,768	169,463	177,183	251	6,404,511	9,815,582

Net Investment Income (Loss)	(310,412)	(41,144)	(14,099)	421	(5,694,964)	(69,220)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,308,830	132,360	1,480,134	442	15,949,880	79,816,659
Net realized gain distribution from the Portfolios	8,118,572	464,362	1,010,883	—	47,178,698	63,387,848

Net realized gain (loss)	11,427,402	596,722	2,491,017	442	63,128,578	143,204,507

Net change in unrealized appreciation (depreciation) of investments	(5,241,034)	23,180	(902,170)	(320)	(29,691,304)	(70,433,454)

Net Realized and Unrealized Gain (Loss) on Investments	6,186,368	619,902	1,588,847	122	33,437,274	72,771,053

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,875,956	$578,758	$1,574,748	$543	$27,742,310	$72,701,833

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-54

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$984,052	$804,460	$2,428,257	$3,677,553	$1,531,768	$—
Expenses:
Asset-based charges	837,582	742,390	2,282,618	2,164,192	4,640,464	2,117,076

Net Investment Income (Loss)	146,470	62,070	145,639	1,513,361	(3,108,696)	(2,117,076)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	6,357,894	10,762,570	1,143,498	10,818,953	58,389,814	33,106,137
Net realized gain distribution from the Portfolios	5,354,874	1,950,355	11,468,383	10,267,588	28,748,923	16,516,112

Net realized gain (loss)	11,712,768	12,712,925	12,611,881	21,086,541	87,138,737	49,622,249

Net change in unrealized appreciation (depreciation) of investments	(6,020,691)	(5,131,382)	(514,151)	(9,077,179)	(24,332,257)	(38,312,796)

Net Realized and Unrealized Gain (Loss) on Investments	5,692,077	7,581,543	12,097,730	12,009,362	62,806,480	11,309,453

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,838,547	$7,643,613	$12,243,369	$13,522,723	$59,697,784	$9,192,377

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-55

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$52,700	$14,533,861	$1,478,039	$650,441	$297,086	$3,129,744
Expenses:
Asset-based charges	568,011	35,330,832	747,168	368,905	113,533	1,854,695
Less: Reduction for expense limitation	—	(6,062,802)	—	—	—	—
Net Expenses	568,011	29,268,030	747,168	368,905	113,533	1,854,695

Net Investment Income (Loss)	(515,311)	(14,734,169)	730,871	281,536	183,553	1,275,049

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	9,030,961	407,407,735	1,590,710	1,822,431	489,200	4,795,922
Net realized gain distribution from the Portfolios	236,405	172,912,125	1,141,028	1,375,348	283,955	6,323,937

Net realized gain (loss)	9,267,366	580,319,860	2,731,738	3,197,779	773,155	11,119,859

Net change in unrealized appreciation (depreciation) of investments	(6,743,642)	(227,131,120)	(76,912)	(1,451,442)	(261,233)	(2,522,480)

Net Realized and Unrealized Gain (Loss) on Investments	2,523,724	353,188,740	2,654,826	1,746,337	511,922	8,597,379

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,008,413	$338,454,571	$3,385,697	$2,027,873	$695,475	$9,872,428

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-56

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,055,921	$4,645,962	$572,727	$23,107,494	$1,898,826	$218,192
Expenses:
Asset-based charges	1,405,529	1,220,279	357,539	45,996,666	8,091,177	377,410

Net Investment Income (Loss)	1,650,392	3,425,683	215,188	(22,889,172)	(6,192,351)	(159,218)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,020,458	(1,632,572)	3,834,579	831,509,507	149,567,012	3,593,677
Net realized gain distribution from the Portfolios	—	—	—	86,496,541	36,809,415	1,132,808

Net realized gain (loss)	3,020,458	(1,632,572)	3,834,579	918,006,048	186,376,427	4,726,485

Net change in unrealized appreciation (depreciation) of investments	1,330,481	5,151,896	3,936,006	(421,332,480)	(94,876,989)	(1,654,852)

Net Realized and Unrealized Gain (Loss) on Investments	4,350,939	3,519,324	7,770,585	496,673,568	91,499,438	3,071,633

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,001,331	$6,945,007	$7,985,773	$473,784,396	$85,307,087	$2,912,415

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-57

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$168,407	$2,861,205	$728,001	$29,019	$1,048,747	$1,798,296
Expenses:
Asset-based charges	243,466	4,776,056	977,603	19,238	439,088	1,918,736
Less: Reduction for expense limitation	—	(1)	—	—	(1,161)	(2)
Net Expenses	243,466	4,776,055	977,603	19,238	437,927	1,918,734

Net Investment Income (Loss)	(75,059)	(1,914,850)	(249,602)	9,781	610,820	(120,438)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(200,145)	20,993,985	6,052,554	131,272	414,792	15,246,628
Net realized gain distribution from the Portfolios	1,462,341	36,044,668	5,664,664	132,158	—	9,996,482

Net realized gain (loss)	1,262,196	57,038,653	11,717,218	263,430	414,792	25,243,110

Net change in unrealized appreciation (depreciation) of investments	(599,192)	3,395,190	(6,567,839)	(115,174)	529,245	8,716,619

Net Realized and Unrealized Gain (Loss) on Investments	663,004	60,433,843	5,149,379	148,256	944,037	33,959,729

Net Increase (Decrease) in Net Assets Resulting from Operations	$587,945	$58,518,993	$4,899,777	$158,037	$1,554,857	$33,839,291

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-58

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,016,404	$321,335	$3,581,067	$1,642,834	$—	$1,838,002
Expenses:
Asset-based charges	6,476,999	212,634	2,137,364	1,802,672	3,601,278	995,156

Net Investment Income (Loss)	10,539,405	108,701	1,443,703	(159,838)	(3,601,278)	842,846

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	82,598,268	2,460,651	11,879,333	7,456,453	59,919,256	6,495,048
Net realized gain distribution from the Portfolios	—	554,790	8,913,300	10,560,338	32,605,294	2,818,906

Net realized gain (loss)	82,598,268	3,015,441	20,792,633	18,016,791	92,524,550	9,313,954

Net change in unrealized appreciation (depreciation) of investments	44,603,971	854,314	15,447,415	1,426,111	(54,819,134)	2,463,628

Net Realized and Unrealized Gain (Loss) on Investments	127,202,239	3,869,755	36,240,048	19,442,902	37,705,416	11,777,582

Net Increase (Decrease) in Net Assets Resulting from Operations	$137,741,644	$3,978,456	$37,683,751	$19,283,064	$34,104,138	$12,620,428

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-59

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/JANUS ENTERPRISE*	EQ/ JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$4,122,129	$279,753	$—	$952,887
Expenses:
Asset-based charges	6,651,505	15,719,798	5,125,267	506,967	8,692,735	13,438,757

Net Investment Income (Loss)	(6,651,505)	(15,719,798)	(1,003,138)	(227,214)	(8,692,735)	(12,485,870)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	26,366,238	281,310,028	6,881,171	856,584	167,779,188	100,434,386
Net realized gain distribution from the Portfolios	41,923,355	172,152,167	33,071,228	4,899,535	53,074,918	141,144,563

Net realized gain (loss)	68,289,593	453,462,195	39,952,399	5,756,119	220,854,106	241,578,949

Net change in unrealized appreciation (depreciation) of investments	(31,762,756)	(301,302,534)	9,848,872	(2,481,603)	(121,251,924)	(143,780,040)

Net Realized and Unrealized Gain (Loss) on Investments	36,526,837	152,159,661	49,801,271	3,274,516	99,602,182	97,798,909

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,875,332	$136,439,863	$48,798,133	$3,047,302	$90,909,447	$85,313,039

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-60

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,811,785	$10,502,728	$8,175,451	$—	$2,736,500	$7,355,088
Expenses:
Asset-based charges	2,092,613	10,556,538	2,984,904	1,699,956	4,173,680	8,182,703

Net Investment Income (Loss)	(280,828)	(53,810)	5,190,547	(1,699,956)	(1,437,180)	(827,615)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	17,180,974	19,526,477	43,933,274	21,958,376	43,749,367	117,007,778
Net realized gain distribution from the Portfolios	8,616,948	64,379,300	8,572,585	10,551,802	24,690,051	30,176,443

Net realized gain (loss)	25,797,922	83,905,777	52,505,859	32,510,178	68,439,418	147,184,221

Net change in unrealized appreciation (depreciation) of investments	(5,521,274)	(16,767,884)	25,289,823	(16,070,912)	1,813,366	53,297,354

Net Realized and Unrealized Gain (Loss) on Investments	20,276,648	67,137,893	77,795,682	16,439,266	70,252,784	200,481,575

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,995,820	$67,084,083	$82,986,229	$14,739,310	$68,815,604	$199,653,960

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-61

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$2,298,969	$7,530,089	$4,900,933	$25,368,554
Expenses:
Asset-based charges	3,557,481	6,309,053	1,351,168	12,400,576	5,771,236	15,730,759
Less: Reduction for expense limitation	—	—	—	—	—	(4,037,034)

Net Expenses	3,557,481	6,309,053	1,351,168	12,400,576	5,771,236	11,693,725

Net Investment Income (Loss)	(3,557,481)	(6,309,053)	947,801	(4,870,487)	(870,303)	13,674,829

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	49,026,978	138,832,282	10,990,175	49,120,891	(8,684,405)	50,177,724
Net realized gain distribution from the Portfolios	30,958,598	43,804,750	1,093,206	53,806,696	29,173,334	61,499,442

Net realized gain (loss)	79,985,576	182,637,032	12,083,381	102,927,587	20,488,929	111,677,166

Net change in unrealized appreciation (depreciation) of investments	(59,691,147)	(118,524,313)	1,762,231	(65,145,528)	(8,591,330)	(26,805,788)

Net Realized and Unrealized Gain (Loss) on Investments	20,294,429	64,112,719	13,845,612	37,782,059	11,897,599	84,871,378

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,736,948	$57,803,666	$14,793,413	$32,911,572	$11,027,296	$98,546,207

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-62

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,964,959	$18,121,123	$4,052,753	$242,070	$514,141	$2,309,943
Expenses:
Asset-based charges	1,257,272	13,705,755	1,288,030	1,084,970	510,493	788,572
Less: Reduction for expense limitation	—	—	(119,154)	—	—	—

Net Expenses	1,257,272	13,705,755	1,168,876	1,084,970	510,493	788,572

Net Investment Income (Loss)	707,687	4,415,368	2,883,877	(842,900)	3,648	1,521,371

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	6,173,980	63,213,469	(19,949)	15,111,286	283,191	1,323,605
Net realized gain distribution from the Portfolios	7,525,574	73,855,572	493	—	—	—

Net realized gain (loss)	13,699,554	137,069,041	(19,456)	15,111,286	283,191	1,323,605

Net change in unrealized appreciation (depreciation) of investments	(6,250,128)	(50,052,085)	(24,911)	(9,551,642)	1,582,244	(823,677)

Net Realized and Unrealized Gain (Loss) on Investments	7,449,426	87,016,956	(44,367)	5,559,644	1,865,435	499,928

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,157,113	$91,432,324	$2,839,510	$4,716,744	$1,869,083	$2,021,299

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-63

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,706,012	$3,723,641	$8,999,201	$1,318,147	$384,916	$59,764
Expenses:
Asset-based charges	680,628	6,008,908	9,064,909	716,247	174,401	53,591

Net Investment Income (Loss)	1,025,384	(2,285,267)	(65,708)	601,900	210,515	6,173

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	304,273	12,855,195	87,765,817	4,520,080	1,549,034	391,458
Net realized gain distribution from the Portfolios	—	15,123,132	15,257,545	—	455,939	121,170

Net realized gain (loss)	304,273	27,978,327	103,023,362	4,520,080	2,004,973	512,628

Net change in unrealized appreciation (depreciation) of investments	1,234,781	9,095,927	(41,353,856)	670,783	(885,377)	(14,689)

Net Realized and Unrealized Gain (Loss) on Investments	1,539,054	37,074,254	61,669,506	5,190,863	1,119,596	497,939

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,564,438	$34,788,987	$61,603,798	$5,792,763	$1,330,111	$504,112

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-64

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$60,013	$515,359	$3,496,712	$170,444	$831,888	$8,270
Expenses:
Asset-based charges	28,242	405,299	1,355,472	1,154,730	713,503	648,216

Net Investment Income (Loss)	31,771	110,060	2,141,240	(984,286)	118,385	(639,946)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	109,418	4,104,827	567,742	(2,105,919)	5,791,454	5,510,048
Net realized gain distribution from the Portfolios	59,366	1,944,562	—	12,199,729	4,676,677	7,166,137

Net realized gain (loss)	168,784	6,049,389	567,742	10,093,810	10,468,131	12,676,185

Net change in unrealized appreciation (depreciation) of investments	72,790	(529,968)	3,397,401	(5,296,234)	(1,813,029)	(8,338,223)

Net Realized and Unrealized Gain (Loss) on Investments	241,574	5,519,421	3,965,143	4,797,576	8,655,102	4,337,962

Net Increase (Decrease) in Net Assets Resulting from Operations	$273,345	$5,629,481	$6,106,383	$3,813,290	$8,773,487	$3,698,016

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-65

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NOMURA VIP HIGH INCOME SERIES	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	TARGET 2015 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,717,421	$2,495,693	$—	$21,641,509	$218,766	$343,145
Expenses:
Asset-based charges	10,935,253	861,604	5,458,984	2,964,417	110,926	123,240
Less: Reduction for expense limitation	(3,415,662)	—	(415)	—	—	—

Net Expenses	7,519,591	861,604	5,458,569	2,964,417	110,926	123,240

Net Investment Income (Loss)	(5,802,170)	1,634,089	(5,458,569)	18,677,092	107,840	219,905

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	135,039,329	3,513	67,723,214	(8,425,452)	(405,855)	(409,883)
Net realized gain distribution from the Portfolios	128,439,262	—	47,636,249	83,051	—	478,887

Net realized gain (loss)	263,478,591	3,513	115,359,463	(8,342,401)	(405,855)	69,004

Net change in unrealized appreciation (depreciation) of investments	(148,035,974)	2,322,756	(23,023,271)	2,143,940	1,852,429	574,976

Net Realized and Unrealized Gain (Loss) on Investments	115,442,617	2,326,269	92,336,192	(6,198,461)	1,446,574	643,980

Net Increase (Decrease) in Net Assets Resulting from Operations	$109,640,447	$3,960,358	$86,877,623	$12,478,631	$1,554,414	$863,885

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-66

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2025

	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,911,590	$3,589,834	$2,826,470	$1,256,644	$—	$525,144
Expenses:
Asset-based charges	862,937	2,028,445	1,893,526	926,468	535,898	300,184

Net Investment Income (Loss)	1,048,653	1,561,389	932,944	330,176	(535,898)	224,960

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,122,828	22,256,309	27,668,815	17,611,753	58,180	148,662
Net realized gain distribution from the Portfolios	4,925,984	4,778,501	4,239,338	2,046,770	—	—

Net realized gain (loss)	8,048,812	27,034,810	31,908,153	19,658,523	58,180	148,662

Net change in unrealized appreciation (depreciation) of investments	(489,001)	(5,042,468)	(9,229,751)	(6,847,706)	7,901,539	6,738,992

Net Realized and Unrealized Gain (Loss) on Investments	7,559,811	21,992,342	22,678,402	12,810,817	7,959,719	6,887,654

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,608,464	$23,553,731	$23,611,346	$13,140,993	$7,423,821	$7,112,614

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-67

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,307	$7,838	$370,944	$729,738	$745,133	$959,751
Net realized gain (loss)	142,272	21,312	(57,314)	3,863	11,045,043	11,108,647
Net change in unrealized appreciation (depreciation) of investments	(11,121)	62,652	544,267	(399,311)	(332,297)	(2,033,338)

Net increase (decrease) in net assets resulting from operations	135,458	91,802	857,897	334,290	11,457,879	10,035,060

From Contractowners Transactions:
Payments received from contractowners	116,858	77,600	1,888,858	2,355,597	4,117,946	4,538,516
Transfers between Variable Investment Options including guaranteed interest account, net	578,501	276,120	76,755	265,527	(312,023)	(2,228,392)
Redemptions for contract benefits and terminations	(746,296)	(60,788)	(11,537,955)	(1,836,456)	(38,351,654)	(10,982,516)
Contract maintenance charges	(288)	(192)	(7,894)	(11,911)	(28,962)	(37,685)

Net increase (decrease) in net assets resulting from contractowners transactions	(51,225)	292,740	(9,580,236)	772,757	(34,574,693)	(8,710,077)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	1,273	19	167	—	645

Net Increase (Decrease) in Net Assets	84,233	385,815	(8,722,320)	1,107,214	(23,116,814)	1,325,628
Net Assets — Beginning of Year	1,219,574	833,759	20,907,625	19,800,411	120,108,582	118,782,954

Net Assets — End of Year	$1,303,807	$1,219,574	$12,185,305	$20,907,625	$96,991,768	$120,108,582

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-68

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT HIGH YIELD BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$166,418	$66,355	$(9,138,008)	$(10,275,126)	$2,549,353	$2,107,326
Net realized gain (loss)	1,022,655	716,570	143,232,781	152,276,506	1,718,280	387,326
Net change in unrealized appreciation (depreciation) of investments	352,530	178,347	(25,141,791)	18,693,028	(1,886,553)	(112,238)

Net increase (decrease) in net assets resulting from operations	1,541,603	961,272	108,952,982	160,694,408	2,381,080	2,382,414

From Contractowners Transactions:
Payments received from contractowners	454,174	495,332	88,743,917	117,777,194	5,482,101	4,684,614
Transfers between Variable Investment Options including guaranteed interest account, net	(114,404)	(62,699)	(2,766,777)	(20,764,963)	50,426,444	4,760,310
Redemptions for contract benefits and terminations	(3,414,590)	(1,849,795)	(725,676,957)	(141,821,212)	(26,431,251)	(3,905,570)
Contract maintenance charges	(4,253)	(4,939)	(455,905)	(665,135)	(20,369)	(22,864)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,079,073)	(1,422,101)	(640,155,722)	(45,474,116)	29,456,925	5,516,490

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(1)	50	251	(13,949)	3,239	200

Net Increase (Decrease) in Net Assets	(1,537,471)	(460,779)	(531,202,489)	115,206,343	31,841,244	7,899,104
Net Assets — Beginning of Year	12,888,855	13,349,634	1,697,698,840	1,582,492,497	44,283,936	36,384,832

Net Assets — End of Year	$11,351,384	$12,888,855	$1,166,496,351	$1,697,698,840	$76,125,180	$44,283,936

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-69

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT MICRO CAP*		1290 VT SMALL CAP VALUE*		1290 VT SMARTBETA EQUITY ESG*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(9,625)	$(12,246)	$(233,578)	$261,843	$(444,627)	$(269,312)
Net realized gain (loss)	175,453	30,443	21,985,761	12,932,845	17,027,176	8,187,008
Net change in unrealized appreciation (depreciation) of investments	(23,493)	194,752	(15,338,877)	15,675,620	(7,838,386)	4,010,155

Net increase (decrease) in net assets resulting from operations	142,335	212,949	6,413,306	28,870,308	8,744,163	11,927,851

From Contractowners Transactions:
Payments received from contractowners	15,339	53,190	8,101,849	7,509,189	4,955,212	6,284,077
Transfers between Variable Investment Options including guaranteed interest account, net	(102,695)	(22,854)	(564,933)	(930,534)	181,055	272,185
Redemptions for contract benefits and terminations	(271,590)	(139,977)	(35,196,961)	(14,759,376)	(39,786,074)	(10,539,803)
Contract maintenance charges	(128)	(241)	(52,697)	(61,969)	(27,382)	(46,042)

Net increase (decrease) in net assets resulting from contractowners transactions	(359,074)	(109,882)	(27,712,742)	(8,242,690)	(34,677,189)	(4,029,583)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	2	—	9	2,583	54	1,595

Net Increase (Decrease) in Net Assets	(216,737)	103,067	(21,299,427)	20,630,201	(25,932,972)	7,899,863
Net Assets — Beginning of Year	1,292,208	1,189,141	175,632,304	155,002,103	88,317,765	80,417,902

Net Assets — End of Year	$1,075,471	$1,292,208	$154,332,877	$175,632,304	$62,384,793	$88,317,765

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-70

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT SOCIALLY RESPONSIBLE*		AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®		EQ/400 MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(852,157)	$(816,241)	$1,603,470	$2,677,321	$(93,874)	$(19,737)
Net realized gain (loss)	28,372,704	9,012,805	(958,844)	(387,660)	2,106,088	4,145,269
Net change in unrealized appreciation (depreciation) of investments	(12,728,544)	13,304,269	3,384,127	(2,508,601)	(2,248,265)	(171,693)

Net increase (decrease) in net assets resulting from operations	14,792,003	21,500,833	4,028,753	(218,940)	(236,051)	3,953,839

From Contractowners Transactions:
Payments received from contractowners	6,352,791	7,795,071	7,815,606	10,969,983	3,313,204	3,588,965
Transfers between Variable Investment Options including guaranteed interest account, net	(3,817,466)	(1,993,276)	2,921,394	6,460,997	(571,797)	115,244
Redemptions for contract benefits and terminations	(37,551,308)	(8,273,323)	(48,080,462)	(12,318,384)	(13,233,588)	(3,061,416)
Contract maintenance charges	(47,882)	(59,281)	(36,198)	(46,147)	(12,953)	(18,167)

Net increase (decrease) in net assets resulting from contractowners transactions	(35,063,865)	(2,530,809)	(37,379,660)	5,066,449	(10,505,134)	624,626

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	52	(3,311)	3	1,313	29	464

Net Increase (Decrease) in Net Assets	(20,271,810)	18,966,713	(33,350,904)	4,848,822	(10,741,156)	4,578,929
Net Assets — Beginning of Year	125,858,183	106,891,470	95,042,377	90,193,555	38,455,477	33,876,548

Net Assets — End of Year	$105,586,373	$125,858,183	$61,691,473	$95,042,377	$27,714,321	$38,455,477

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-71

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB DYNAMIC MODERATE GROWTH*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(310,412)	$(51,092)	$(41,144)	$48,052	$(14,099)	$72,449
Net realized gain (loss)	11,427,402	14,697,288	596,722	1,630,712	2,491,017	1,406,404
Net change in unrealized appreciation (depreciation) of investments	(5,241,034)	(263,612)	23,180	(118,590)	(902,170)	124,200

Net increase (decrease) in net assets resulting from operations	5,875,956	14,382,584	578,758	1,560,174	1,574,748	1,603,053

From Contractowners Transactions:
Payments received from contractowners	6,546,045	7,005,008	1,652,613	2,010,364	989,417	1,262,121
Transfers between Variable Investment Options including guaranteed interest account, net	96,660	1,692,700	(376,455)	(462,864)	(13,900)	(380,427)
Redemptions for contract benefits and terminations	(29,674,918)	(6,983,749)	(6,326,067)	(1,111,191)	(7,379,272)	(2,191,534)
Contract maintenance charges	(28,138)	(33,266)	(10,400)	(12,609)	(8,837)	(13,699)

Net increase (decrease) in net assets resulting from contractowners transactions	(23,060,351)	1,680,693	(5,060,309)	423,700	(6,412,592)	(1,323,539)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	3	560	20	922	—	169

Net Increase (Decrease) in Net Assets	(17,184,392)	16,063,837	(4,481,531)	1,984,796	(4,837,844)	279,683
Net Assets — Beginning of Year	79,249,623	63,185,786	18,470,234	16,485,438	17,807,266	17,527,583

Net Assets — End of Year	$62,065,231	$79,249,623	$13,988,703	$18,470,234	$12,969,422	$17,807,266

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-72

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$421	$284	$(5,694,964)	$(5,564,107)	$(69,220)	$9,891,289
Net realized gain (loss)	442	451	63,128,578	70,688,080	143,204,507	70,342,090
Net change in unrealized appreciation (depreciation) of investments	(320)	13	(29,691,304)	2,679,568	(70,433,454)	37,616,140

Net increase (decrease) in net assets resulting from operations	543	748	27,742,310	67,803,541	72,701,833	117,849,519

From Contractowners Transactions:
Payments received from contractowners	—	—	31,630,512	38,139,108	47,120,441	62,223,711
Transfers between Variable Investment Options including guaranteed interest account, net	—	(143)	(7,704,853)	(5,816,810)	(20,977,866)	(19,636,301)
Redemptions for contract benefits and terminations	(1,215)	(1,139)	(153,972,651)	(52,239,935)	(435,723,717)	(71,816,380)
Contract maintenance charges	(381)	(399)	(166,906)	(217,481)	(516,422)	(710,849)
Adjustments to net assets allocated to contracts in payout period	—	—	18,398	(69,279)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(1,596)	(1,681)	(130,195,500)	(20,204,397)	(410,097,564)	(29,939,819)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	—	50,141	77,746	26	(13,849)

Net Increase (Decrease) in Net Assets	(1,053)	(933)	(102,403,049)	47,676,890	(337,395,705)	87,895,851
Net Assets — Beginning of Year	19,185	20,118	598,223,758	550,546,868	1,047,604,166	959,708,315

Net Assets — End of Year	$18,132	$19,185	$495,820,709	$598,223,758	$710,208,461	$1,047,604,166

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-73

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/AGGRESSIVE GROWTH STRATEGY*		EQ/ALL ASSET GROWTH ALLOCATION*		EQ/AMERICAN CENTURY MID CAP VALUE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$146,470	$773,924	$62,070	$982,596	$145,639	$1,738,345
Net realized gain (loss)	11,712,768	5,467,220	12,712,925	4,054,299	12,611,881	15,702,521
Net change in unrealized appreciation (depreciation) of investments	(6,020,691)	3,249,193	(5,131,382)	3,752,445	(514,151)	54,143

Net increase (decrease) in net assets resulting from operations	5,838,547	9,490,337	7,643,613	8,789,340	12,243,369	17,495,009

From Contractowners Transactions:
Payments received from contractowners	4,004,713	5,162,322	3,216,129	5,287,707	17,705,670	24,197,676
Transfers between Variable Investment Options including guaranteed interest account, net	12,202	(2,774,895)	(912,464)	(4,045,598)	(2,997,916)	(6,065,141)
Redemptions for contract benefits and terminations	(26,548,082)	(9,250,985)	(65,229,913)	(8,721,691)	(121,018,129)	(21,959,050)
Contract maintenance charges	(47,269)	(46,724)	(24,200)	(46,737)	(92,086)	(135,175)

Net increase (decrease) in net assets resulting from contractowners transactions	(22,578,436)	(6,910,282)	(62,950,448)	(7,526,319)	(106,402,461)	(3,961,690)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	3	(41,258)	—	1,549	105	(117)

Net Increase (Decrease) in Net Assets	(16,739,886)	2,538,797	(55,306,835)	1,264,570	(94,158,987)	13,533,202
Net Assets — Beginning of Year	79,881,589	77,342,792	93,501,459	92,236,889	260,698,986	247,165,784

Net Assets — End of Year	$63,141,703	$79,881,589	$38,194,624	$93,501,459	$166,539,999	$260,698,986

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-74

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/BALANCED STRATEGY*		EQ/CAPITAL GROUP RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,513,361	$2,701,496	$(3,108,696)	$1,145,741	$(2,117,076)	$(2,352,365)
Net realized gain (loss)	21,086,541	11,629,597	87,138,737	52,744,814	49,622,249	22,959,546
Net change in unrealized appreciation (depreciation) of investments	(9,077,179)	818,406	(24,332,257)	32,353,815	(38,312,796)	19,339,982

Net increase (decrease) in net assets resulting from operations	13,522,723	15,149,499	59,697,784	86,244,370	9,192,377	39,947,163

From Contractowners Transactions:
Payments received from contractowners	7,350,056	8,227,015	9,241,135	9,703,001	3,531,404	3,823,763
Transfers between Variable Investment Options including guaranteed interest account, net	(1,525,594)	(1,727,696)	(5,117,565)	(7,253,977)	(5,044,206)	(6,979,529)
Redemptions for contract benefits and terminations	(51,497,969)	(23,070,214)	(70,598,836)	(35,770,592)	(38,524,388)	(18,932,257)
Contract maintenance charges	(1,242,926)	(1,278,841)	(65,564)	(69,772)	(26,008)	(30,087)

Net increase (decrease) in net assets resulting from contractowners transactions	(46,916,433)	(17,849,736)	(66,540,830)	(33,391,340)	(40,063,198)	(22,118,110)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,993	26,569	293	(2,962)	34	(92)

Net Increase (Decrease) in Net Assets	(33,391,717)	(2,673,668)	(6,842,753)	52,850,068	(30,870,787)	17,828,961
Net Assets — Beginning of Year	197,698,678	200,372,346	371,295,904	318,445,836	184,275,452	166,446,491

Net Assets — End of Year	$164,306,961	$197,698,678	$364,453,151	$371,295,904	$153,404,665	$184,275,452

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-75

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(515,311)	$(481,878)	$(14,734,169)	$(10,837,407)	$730,871	$1,506,692
Net realized gain (loss)	9,267,366	2,354,106	580,319,860	294,346,488	2,731,738	2,135,284
Net change in unrealized appreciation (depreciation) of investments	(6,743,642)	7,935,608	(227,131,120)	273,457,124	(76,912)	(814,721)

Net increase (decrease) in net assets resulting from operations	2,008,413	9,807,836	338,454,571	556,966,205	3,385,697	2,827,255

From Contractowners Transactions:
Payments received from contractowners	2,540,262	3,565,091	52,614,761	58,180,132	3,994,946	4,978,570
Transfers between Variable Investment Options including guaranteed interest account, net	(2,034,263)	(1,037,184)	(34,224,580)	(29,170,633)	(408,675)	(1,153,205)
Redemptions for contract benefits and terminations	(15,187,896)	(6,381,769)	(790,906,348)	(326,902,223)	(39,822,394)	(10,303,644)
Contract maintenance charges	(17,802)	(35,195)	(686,641)	(827,067)	(91,802)	(120,835)
Adjustments to net assets allocated to contracts in payout period	—	—	405,918	(485,381)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(14,699,699)	(3,889,057)	(772,796,890)	(299,205,172)	(36,327,925)	(6,599,114)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	12	710	(1,280,735)	495,315	10	(1,482)

Net Increase (Decrease) in Net Assets	(12,691,274)	5,919,489	(435,623,054)	258,256,348	(32,942,218)	(3,773,341)
Net Assets — Beginning of Year	54,471,526	48,552,037	2,924,891,256	2,666,634,908	82,678,763	86,452,104

Net Assets — End of Year	$41,780,252	$54,471,526	$2,489,268,202	$2,924,891,256	$49,736,545	$82,678,763

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-76

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$281,536	$686,363	$183,553	$257,096	$1,275,049	$3,039,266
Net realized gain (loss)	3,197,779	1,958,964	773,155	334,928	11,119,859	9,848,312
Net change in unrealized appreciation (depreciation) of investments	(1,451,442)	(102,682)	(261,233)	(79,530)	(2,522,480)	(1,418,637)

Net increase (decrease) in net assets resulting from operations	2,027,873	2,542,645	695,475	512,494	9,872,428	11,468,941

From Contractowners Transactions:
Payments received from contractowners	1,986,185	3,159,786	644,661	1,007,689	8,641,060	13,526,911
Transfers between Variable Investment Options including guaranteed interest account, net	(58,184)	676,877	736,932	(268,409)	(2,963,078)	(4,874,935)
Redemptions for contract benefits and terminations	(19,523,774)	(3,904,593)	(5,144,893)	(2,117,421)	(92,082,963)	(22,987,241)
Contract maintenance charges	(129,782)	(140,400)	(57,045)	(60,885)	(197,958)	(263,951)

Net increase (decrease) in net assets resulting from contractowners transactions	(17,725,555)	(208,330)	(3,820,345)	(1,439,026)	(86,602,939)	(14,599,216)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	3	159	—	174	30	3,921

Net Increase (Decrease) in Net Assets	(15,697,679)	2,334,474	(3,124,870)	(926,358)	(76,730,481)	(3,126,354)
Net Assets — Beginning of Year	42,437,618	40,103,144	13,482,010	14,408,368	202,512,564	205,638,918

Net Assets — End of Year	$26,739,939	$42,437,618	$10,357,140	$13,482,010	$125,782,083	$202,512,564

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-77

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND*		EQ/EMERGING MARKETS EQUITY PLUS*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,650,392	$1,824,411	$3,425,683	$4,329,696	$215,188	$331,515
Net realized gain (loss)	3,020,458	295,510	(1,632,572)	(575,096)	3,834,579	577,940
Net change in unrealized appreciation (depreciation) of investments	1,330,481	(519,970)	5,151,896	(5,879,919)	3,936,006	29,943

Net increase (decrease) in net assets resulting from operations	6,001,331	1,599,951	6,945,007	(2,125,319)	7,985,773	939,398

From Contractowners Transactions:
Payments received from contractowners	10,654,948	13,320,783	7,210,440	8,278,787	2,877,669	4,167,387
Transfers between Variable Investment Options including guaranteed interest account, net	6,206,899	9,659,092	3,380,389	1,742,564	307,962	(1,054,298)
Redemptions for contract benefits and terminations	(60,068,710)	(14,822,052)	(36,504,277)	(13,220,729)	(16,206,954)	(3,225,436)
Contract maintenance charges	(57,389)	(68,001)	(49,264)	(59,116)	(11,558)	(15,848)
Adjustments to net assets allocated to contracts in payout period	—	—	5,882	13,437	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(43,264,252)	8,089,822	(25,956,830)	(3,245,057)	(13,032,881)	(128,195)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1	664	963	(12,478)	8	1,624

Net Increase (Decrease) in Net Assets	(37,262,920)	9,690,437	(19,010,860)	(5,382,854)	(5,047,100)	812,827
Net Assets — Beginning of Year	139,843,552	130,153,115	110,558,607	115,941,461	34,188,236	33,375,409

Net Assets — End of Year	$102,580,632	$139,843,552	$91,547,747	$110,558,607	$29,141,136	$34,188,236

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-78

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN RISING DIVIDENDS*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(22,889,172)	$(14,416,002)	$(6,192,351)	$(6,870,163)	$(159,218)	$(120,835)
Net realized gain (loss)	918,006,048	249,659,599	186,376,427	87,420,538	4,726,485	1,460,784
Net change in unrealized appreciation (depreciation) of investments	(421,332,480)	595,009,559	(94,876,989)	84,119,286	(1,654,852)	1,443,334

Net increase (decrease) in net assets resulting from operations	473,784,396	830,253,156	85,307,087	164,669,661	2,912,415	2,783,283

From Contractowners Transactions:
Payments received from contractowners	298,600,957	377,598,305	39,840,611	49,588,231	2,266,619	2,385,125
Transfers between Variable Investment Options including guaranteed interest account, net	28,930,298	31,139,564	10,014,498	(10,186,207)	(485,697)	(772,749)
Redemptions for contract benefits and terminations	(1,889,933,971)	(344,326,500)	(376,589,919)	(77,320,296)	(5,985,540)	(2,419,183)
Contract maintenance charges	(1,876,745)	(2,425,404)	(165,247)	(239,261)	(991)	(1,041)
Adjustments to net assets allocated to contracts in payout period	(250,227)	(956,570)	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(1,564,529,688)	61,029,395	(326,900,057)	(38,157,533)	(4,205,609)	(807,848)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	384,618	1,189,742	593	(11,550)	(1)	3,625

Net Increase (Decrease) in Net Assets	(1,090,360,674)	892,472,293	(241,592,377)	126,500,578	(1,293,195)	1,979,060
Net Assets — Beginning of Year	4,496,726,768	3,604,254,475	852,739,565	726,238,987	31,233,802	29,254,742

Net Assets — End of Year	$3,406,366,094	$4,496,726,768	$611,147,188	$852,739,565	$29,940,607	$31,233,802

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-79

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS MID CAP VALUE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(75,059)	$(2,914)	$(1,914,850)	$(197,610)	$(249,602)	$(401,719)
Net realized gain (loss)	1,262,196	2,410,513	57,038,653	51,183,053	11,717,218	6,360,336

Net change in unrealized appreciation (depreciation) of investments	(599,192)	(276,254)	3,395,190	(8,218,683)	(6,567,839)	3,657,020

Net increase (decrease) in net assets resulting from operations	587,945	2,131,345	58,518,993	42,766,760	4,899,777	9,615,637

From Contractowners Transactions:
Payments received from contractowners	1,165,653	1,543,258	12,793,799	15,434,110	7,441,756	7,871,715
Transfers between Variable Investment Options including guaranteed interest account, net	(556,434)	(192,128)	(8,429,859)	(9,091,145)	415,763	(50,389)
Redemptions for contract benefits and terminations	(6,485,543)	(2,172,474)	(94,698,383)	(36,672,080)	(38,361,679)	(9,781,096)
Contract maintenance charges	(6,326)	(8,166)	(100,591)	(119,846)	(22,802)	(30,113)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,882,650)	(829,510)	(90,435,034)	(30,448,961)	(30,526,962)	(1,989,883)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	9	(1,143)	148	1,680	4	498

Net Increase (Decrease) in Net Assets	(5,294,696)	1,300,692	(31,915,893)	12,319,479	(25,627,181)	7,626,252
Net Assets — Beginning of Year	23,900,738	22,600,046	399,748,340	387,428,861	99,059,555	91,433,303

Net Assets — End of Year	$18,606,042	$23,900,738	$367,832,447	$399,748,340	$73,432,374	$99,059,555

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-80

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$9,781	$22,460	$610,820	$503,515	$(120,438)	$1,504,081
Net realized gain (loss)	263,430	96,357	414,792	(4,294)	25,243,110	11,310,559
Net change in unrealized appreciation (depreciation) of investments	(115,174)	61,971	529,245	(35,700)	8,716,619	(9,217,273)

Net increase (decrease) in net assets resulting from operations	158,037	180,788	1,554,857	463,521	33,839,291	3,597,367

From Contractowners Transactions:
Payments received from contractowners	—	—	1,772,776	2,416,947	7,106,901	8,921,439
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	1,039,251	490,304	(3,317,172)	(2,952,659)
Redemptions for contract benefits and terminations	(337,237)	(22,109)	(8,994,676)	(5,840,570)	(58,739,560)	(14,854,021)
Contract maintenance charges	(25)	—	(16,843)	(18,670)	(40,523)	(49,919)
Adjustments to net assets allocated to contracts in payout period	—	—	3,866	7,105	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(337,262)	(22,109)	(6,195,626)	(2,944,884)	(54,990,354)	(8,935,160)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(6)	—	(573)	(10,027)	13	863

Net Increase (Decrease) in Net Assets	(179,231)	158,679	(4,641,342)	(2,491,390)	(21,151,050)	(5,336,930)
Net Assets — Beginning of Year	1,805,998	1,647,319	39,170,455	41,661,845	163,074,113	168,411,043

Net Assets — End of Year	$1,626,767	$1,805,998	$34,529,113	$39,170,455	$141,923,063	$163,074,113

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-81

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$10,539,405	$9,057,480	$108,701	$286,224	$1,443,703	$1,820,438
Net realized gain (loss)	82,598,268	12,417,675	3,015,441	841,141	20,792,633	12,498,863
Net change in unrealized appreciation (depreciation) of investments	44,603,971	(4,221,336)	854,314	(832,428)	15,447,415	(13,764,435)

Net increase (decrease) in net assets resulting from operations	137,741,644	17,253,819	3,978,456	294,937	37,683,751	554,866

From Contractowners Transactions:
Payments received from contractowners	38,935,397	48,977,838	1,339,199	2,031,643	6,880,232	7,853,624
Transfers between Variable Investment Options including guaranteed interest account, net	(304,340)	9,450,262	414,205	(105,047)	(2,712,107)	(3,174,315)
Redemptions for contract benefits and terminations	(181,894,932)	(46,343,730)	(10,002,317)	(2,080,074)	(33,586,022)	(14,911,697)
Contract maintenance charges	(281,208)	(351,586)	(6,295)	(8,201)	(42,628)	(49,523)
Adjustments to net assets allocated to contracts in payout period	(159,917)	66,362	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(143,705,000)	11,799,146	(8,255,208)	(161,679)	(29,460,525)	(10,281,911)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	197,408	(68,349)	3	507	14	2,204

Net Increase (Decrease) in Net Assets	(5,765,948)	28,984,616	(4,276,749)	133,765	8,223,240	(9,724,841)
Net Assets — Beginning of Year	517,987,617	489,003,001	20,060,567	19,926,802	162,828,491	172,553,332

Net Assets — End of Year	$512,221,669	$517,987,617	$15,783,818	$20,060,567	$171,051,731	$162,828,491

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-82

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(159,838)	$328,851	$(3,601,278)	$(4,513,925)	$842,846	$1,119,523
Net realized gain (loss)	18,016,791	17,439,162	92,524,550	31,576,820	9,313,954	636,322
Net change in unrealized appreciation (depreciation) of investments	1,426,111	2,340,287	(54,819,134)	21,116,317	2,463,628	(2,576,610)

Net increase (decrease) in net assets resulting from operations	19,283,064	20,108,300	34,104,138	48,179,212	12,620,428	(820,765)

From Contractowners Transactions:
Payments received from contractowners	7,349,659	8,721,578	24,439,958	31,172,542	5,589,814	7,743,433
Transfers between Variable Investment Options including guaranteed interest account, net	2,227,344	(1,423,685)	(2,598,873)	(4,703,666)	(1,658,315)	(2,262,864)
Redemptions for contract benefits and terminations	(56,436,153)	(15,476,753)	(178,258,150)	(32,505,050)	(40,921,718)	(10,300,695)
Contract maintenance charges	(36,055)	(46,182)	(112,670)	(171,138)	(21,720)	(31,296)

Net increase (decrease) in net assets resulting from contractowners transactions	(46,895,205)	(8,225,042)	(156,529,735)	(6,207,312)	(37,011,939)	(4,851,422)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	12	(842)	17,323	7,329	2	459

Net Increase (Decrease) in Net Assets	(27,612,129)	11,882,416	(122,408,274)	41,979,229	(24,391,509)	(5,671,728)
Net Assets — Beginning of Year	163,519,859	151,637,443	377,938,234	335,959,005	99,145,448	104,817,176

Net Assets — End of Year	$135,907,730	$163,519,859	$255,529,960	$377,938,234	$74,753,939	$99,145,448

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-83

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/JANUS ENTERPRISE*		EQ/JPMORGAN GROWTH STOCK*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(6,651,505)	$(7,823,383)	$(15,719,798)	$(17,984,691)	$(1,003,138)	$(113,021)
Net realized gain (loss)	68,289,593	58,787,576	453,462,195	128,497,727	39,952,399	63,611,968
Net change in unrealized appreciation (depreciation) of investments	(31,762,756)	24,808,361	(301,302,534)	285,856,445	9,848,872	(3,607,669)

Net increase (decrease) in net assets resulting from operations	29,875,332	75,772,554	136,439,863	396,369,481	48,798,133	59,891,278

From Contractowners Transactions:
Payments received from contractowners	30,869,395	38,280,050	77,778,666	97,856,226	41,151,012	45,825,072
Transfers between Variable Investment Options including guaranteed interest account, net	(9,109,360)	(11,590,690)	(33,115,340)	(25,666,596)	9,285,951	3,300,115
Redemptions for contract benefits and terminations	(218,059,158)	(56,584,773)	(623,603,897)	(125,956,556)	(171,243,592)	(43,038,381)
Contract maintenance charges	(149,211)	(202,452)	(395,647)	(544,789)	(145,416)	(184,479)

Net increase (decrease) in net assets resulting from contractowners transactions	(196,448,334)	(30,097,865)	(579,336,218)	(54,311,715)	(120,952,045)	5,902,327

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	82	4,981	335	(4,527)	548	3,920

Net Increase (Decrease) in Net Assets	(166,572,920)	45,679,670	(442,896,020)	342,053,239	(72,153,364)	65,797,525
Net Assets — Beginning of Year	647,448,917	601,769,247	1,591,871,003	1,249,817,764	487,265,137	421,467,612

Net Assets — End of Year	$480,875,997	$647,448,917	$1,148,974,983	$1,591,871,003	$415,111,773	$487,265,137

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-84

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(227,214)	$(125,852)	$(8,692,735)	$(9,160,755)	$(12,485,870)	$(10,326,066)
Net realized gain (loss)	5,756,119	9,273,418	220,854,106	93,115,737	241,578,949	161,366,873
Net change in unrealized appreciation (depreciation) of investments	(2,481,603)	(259,746)	(121,251,924)	118,725,872	(143,780,040)	110,883,425

Net increase (decrease) in net assets resulting from operations	3,047,302	8,887,820	90,909,447	202,680,854	85,313,039	261,924,232

From Contractowners Transactions:
Payments received from contractowners	1,419,414	1,739,609	49,811,610	56,550,124	20,165,336	22,098,691
Transfers between Variable Investment Options including guaranteed interest account, net	(775,762)	(142,250)	3,882,508	11,886,035	(22,912,521)	(21,905,229)
Redemptions for contract benefits and terminations	(13,377,854)	(4,557,054)	(338,651,572)	(71,411,040)	(200,922,852)	(94,877,211)
Contract maintenance charges	(14,278)	(17,352)	(303,277)	(389,639)	(251,588)	(287,781)

Net increase (decrease) in net assets resulting from contractowners transactions	(12,748,480)	(2,977,047)	(285,260,731)	(3,364,520)	(203,921,625)	(94,971,530)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	22	598	421	(35,239)	720	2,978

Net Increase (Decrease) in Net Assets	(9,701,156)	5,911,371	(194,350,863)	199,281,095	(118,607,866)	166,955,680
Net Assets — Beginning of Year	46,911,613	41,000,242	859,650,959	660,369,864	1,128,001,544	961,045,864

Net Assets — End of Year	$37,210,457	$46,911,613	$665,300,096	$859,650,959	$1,009,393,678	$1,128,001,544

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-85

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(280,828)	$638,558	$(53,810)	$1,950,748	$5,190,547	$7,997,035
Net realized gain (loss)	25,797,922	15,512,173	83,905,777	95,232,258	52,505,859	18,822,228
Net change in unrealized appreciation (depreciation) of investments	(5,521,274)	6,588,493	(16,767,884)	6,675,854	25,289,823	(9,767,989)

Net increase (decrease) in net assets resulting from operations	19,995,820	22,739,224	67,084,083	103,858,860	82,986,229	17,051,274

From Contractowners Transactions:
Payments received from contractowners	15,796,905	20,282,568	20,829,175	21,763,416	16,278,785	22,725,508
Transfers between Variable Investment Options including guaranteed interest account, net	2,869,052	4,811,238	(12,221,209)	(14,549,119)	(1,527,234)	(7,821,896)
Redemptions for contract benefits and terminations	(94,955,832)	(19,050,429)	(147,073,555)	(84,645,626)	(147,194,688)	(25,444,688)
Contract maintenance charges	(97,994)	(119,308)	(218,220)	(253,537)	(63,666)	(89,318)
Adjustments to net assets allocated to contracts in payout period	—	—	239,385	(39,825)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(76,387,869)	5,924,069	(138,444,424)	(77,724,691)	(132,506,803)	(10,630,394)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(2)	185	(239,351)	31,706	11	(739)

Net Increase (Decrease) in Net Assets	(56,392,051)	28,663,478	(71,599,692)	26,165,875	(49,520,563)	6,420,141
Net Assets — Beginning of Year	212,572,544	183,909,066	865,793,809	839,627,934	284,628,680	278,208,539

Net Assets — End of Year	$156,180,493	$212,572,544	$794,194,117	$865,793,809	$235,108,117	$284,628,680

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-86

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL INTRINSIC VALUE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,699,956)	$(1,672,920)	$(1,437,180)	$(1,843,702)	$(827,615)	$2,034,543
Net realized gain (loss)	32,510,178	34,153,229	68,439,418	29,875,172	147,184,221	64,362,903
Net change in unrealized appreciation (depreciation) of investments	(16,070,912)	5,607,779	1,813,366	1,541,428	53,297,354	(22,073,297)

Net increase (decrease) in net assets resulting from operations	14,739,310	38,088,088	68,815,604	29,572,898	199,653,960	44,324,149

From Contractowners Transactions:
Payments received from contractowners	7,467,144	6,580,786	27,978,733	37,370,280	50,733,040	68,774,869
Transfers between Variable Investment Options including guaranteed interest account, net	1,384,638	(3,535,172)	(688,065)	(3,425,837)	(12,861,771)	(17,205,225)
Redemptions for contract benefits and terminations	(35,752,454)	(16,450,233)	(211,474,856)	(36,067,785)	(413,835,855)	(69,345,364)
Contract maintenance charges	(35,168)	(34,569)	(132,753)	(197,321)	(208,139)	(309,065)

Net increase (decrease) in net assets resulting from contractowners transactions	(26,935,840)	(13,439,188)	(184,316,941)	(2,320,663)	(376,172,725)	(18,084,785)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	145	(2,120)	129	1,619	146	4,952

Net Increase (Decrease) in Net Assets	(12,196,385)	24,646,780	(115,501,208)	27,253,854	(176,518,619)	26,244,316
Net Assets — Beginning of Year	150,070,586	125,423,806	416,703,916	389,450,062	792,764,791	766,520,475

Net Assets — End of Year	$137,874,201	$150,070,586	$301,202,708	$416,703,916	$616,246,172	$792,764,791

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-87

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*		EQ/MFS UTILITIES SERIES*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,557,481)	$(4,131,870)	$(6,309,053)	$(6,894,884)	$947,801	$422,409
Net realized gain (loss)	79,985,576	40,071,129	182,637,032	107,448,704	12,083,381	2,272,986
Net change in unrealized appreciation (depreciation) of investments	(59,691,147)	4,728,613	(118,524,313)	62,646,731	1,762,231	10,923,067

Net increase (decrease) in net assets resulting from operations	16,736,948	40,667,872	57,803,666	163,200,551	14,793,413	13,618,462

From Contractowners Transactions:
Payments received from contractowners	24,858,053	29,407,607	50,935,374	56,435,930	7,737,030	10,162,332
Transfers between Variable Investment Options including guaranteed interest account, net	2,151,606	2,047,606	5,785,771	22,389,662	58,864	(4,826,340)
Redemptions for contract benefits and terminations	(149,422,987)	(29,809,886)	(282,381,792)	(42,337,639)	(72,096,577)	(14,098,744)
Contract maintenance charges	(93,326)	(129,468)	(198,258)	(244,965)	(35,704)	(50,902)

Net increase (decrease) in net assets resulting from contractowners transactions	(122,506,654)	1,515,859	(225,858,905)	36,242,988	(64,336,387)	(8,813,654)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	8,894	4,938	12,880	12,328	1,290	2,054

Net Increase (Decrease) in Net Assets	(105,760,812)	42,188,669	(168,042,359)	199,455,867	(49,541,684)	4,806,862
Net Assets — Beginning of Year	351,321,641	309,132,972	660,933,070	461,477,203	144,341,799	139,534,937

Net Assets — End of Year	$245,560,829	$351,321,641	$492,890,711	$660,933,070	$94,800,115	$144,341,799

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-88

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,870,487)	$(4,082,791)	$(870,303)	$278,381	$13,674,829	$25,727,812
Net realized gain (loss)	102,927,587	99,638,725	20,488,929	60,700,424	111,677,166	75,349,651
Net change in unrealized appreciation (depreciation) of investments	(65,145,528)	35,793,956	(8,591,330)	(12,765,124)	(26,805,788)	1,992,138

Net increase (decrease) in net assets resulting from operations	32,911,572	131,349,890	11,027,296	48,213,681	98,546,207	103,069,601

From Contractowners Transactions:
Payments received from contractowners	75,133,737	99,131,039	13,051,412	15,343,361	58,300,755	78,929,700
Transfers between Variable Investment Options including guaranteed interest account, net	25,230,404	(4,608,023)	(7,770,405)	(9,759,590)	(17,580,132)	(21,335,213)
Redemptions for contract benefits and terminations	(445,274,196)	(97,860,733)	(90,724,235)	(44,627,680)	(566,920,872)	(169,435,546)
Contract maintenance charges	(417,462)	(582,475)	(117,443)	(148,545)	(1,045,766)	(1,369,269)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	55,142	233,041

Net increase (decrease) in net assets resulting from contractowners transactions	(345,327,517)	(3,920,192)	(85,560,671)	(39,192,454)	(527,190,873)	(112,977,287)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	202	(2,783)	12	435	679,676	1,114,698

Net Increase (Decrease) in Net Assets	(312,415,743)	127,426,915	(74,533,363)	9,021,662	(427,964,990)	(8,792,988)
Net Assets — Beginning of Year	1,234,294,278	1,106,867,363	494,580,257	485,558,595	1,523,282,248	1,532,075,236

Net Assets — End of Year	$921,878,535	$1,234,294,278	$420,046,894	$494,580,257	$1,095,317,258	$1,523,282,248

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-89

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$707,687	$2,127,946	$4,415,368	$16,257,542	$2,883,877	$4,241,412
Net realized gain (loss)	13,699,554	10,990,681	137,069,041	96,674,455	(19,456)	34,444
Net change in unrealized appreciation (depreciation) of investments	(6,250,128)	(62,246)	(50,052,085)	11,485,963	(24,911)	(15,887)

Net increase (decrease) in net assets resulting from operations	8,157,113	13,056,381	91,432,324	124,417,960	2,839,510	4,259,969

From Contractowners Transactions:
Payments received from contractowners	12,308,196	16,790,521	59,299,745	79,663,940	79,283,983	119,675,101
Transfers between Variable Investment Options including guaranteed interest account, net	(2,033,192)	(3,689,990)	(25,326,264)	(32,090,326)	(45,308,921)	(76,285,563)
Redemptions for contract benefits and terminations	(71,006,026)	(11,484,645)	(541,544,775)	(129,050,875)	(61,284,087)	(37,549,835)
Contract maintenance charges	(101,225)	(153,897)	(890,184)	(1,156,229)	(70,289)	(81,267)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	10,726	18,034

Net increase (decrease) in net assets resulting from contractowners transactions	(60,832,247)	1,461,989	(508,461,478)	(82,633,490)	(27,368,588)	5,776,470

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	43	218	1,606	2,615	2,993,223	42,256

Net Increase (Decrease) in Net Assets	(52,675,091)	14,518,588	(417,027,548)	41,787,085	(21,535,855)	10,078,695
Net Assets — Beginning of Year	150,926,909	136,408,321	1,388,909,293	1,347,122,208	121,945,890	111,867,195

Net Assets — End of Year	$98,251,818	$150,926,909	$971,881,745	$1,388,909,293	$100,410,035	$121,945,890

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-90

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MORGAN STANLEY SMALL CAP GROWTH*		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO ULTRA SHORT BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(842,900)	$(1,018,196)	$3,648	$(375,181)	$1,521,371	$2,425,276
Net realized gain (loss)	15,111,286	3,543,782	283,191	(294,133)	1,323,605	433,922
Net change in unrealized appreciation (depreciation) of investments	(9,551,642)	12,538,643	1,582,244	(202,666)	(823,677)	418,405

Net increase (decrease) in net assets resulting from operations	4,716,744	15,064,229	1,869,083	(871,980)	2,021,299	3,277,603

From Contractowners Transactions:
Payments received from contractowners	5,213,423	4,758,207	5,541,636	6,939,128	3,809,258	4,476,090
Transfers between Variable Investment Options including guaranteed interest account, net	(793,723)	(2,978,430)	(19,616)	(441,646)	1,808,198	3,635,632
Redemptions for contract benefits and terminations	(13,786,256)	(7,336,946)	(27,798,134)	(8,676,225)	(25,305,484)	(9,513,101)
Contract maintenance charges	(23,196)	(23,614)	(20,844)	(29,315)	(22,903)	(29,292)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,389,752)	(5,580,783)	(22,296,958)	(2,208,058)	(19,710,931)	(1,430,671)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	529	(918)	1	470	(2)	101

Net Increase (Decrease) in Net Assets	(4,672,479)	9,482,528	(20,427,874)	(3,079,568)	(17,689,634)	1,847,033
Net Assets — Beginning of Year	92,745,592	83,263,064	58,020,378	61,099,946	74,248,288	72,401,255

Net Assets — End of Year	$88,073,113	$92,745,592	$37,592,504	$58,020,378	$56,558,654	$74,248,288

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-91

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*		EQ/VALUE EQUITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,025,384	$1,014,817	$(2,285,267)	$458,963	$(65,708)	$(2,746,883)
Net realized gain (loss)	304,273	(109,087)	27,978,327	46,617,212	103,023,362	55,357,350
Net change in unrealized appreciation (depreciation) of investments	1,234,781	(606,810)	9,095,927	6,094,292	(41,353,856)	(301,920)

Net increase (decrease) in net assets resulting from operations	2,564,438	298,920	34,788,987	53,170,467	61,603,798	52,308,547

From Contractowners Transactions:
Payments received from contractowners	2,609,443	3,150,250	41,699,881	56,122,721	31,660,999	41,684,961
Transfers between Variable Investment Options including guaranteed interest account, net	621,988	931,918	6,492,317	(1,044,448)	(18,012,356)	(26,926,307)
Redemptions for contract benefits and terminations	(14,202,738)	(6,606,723)	(211,476,152)	(42,859,763)	(312,196,332)	(84,526,288)
Contract maintenance charges	(21,225)	(25,625)	(243,613)	(325,119)	(190,656)	(283,311)
Adjustments to net assets allocated to contracts in payout period	8,291	13,815	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(10,984,241)	(2,536,365)	(163,527,567)	11,893,391	(298,738,345)	(70,050,945)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	3,646	(13,267)	77	4,698	152	6,307

Net Increase (Decrease) in Net Assets	(8,416,157)	(2,250,712)	(128,738,503)	65,068,556	(237,134,395)	(17,736,091)
Net Assets — Beginning of Year	57,793,317	60,044,029	592,914,312	527,845,756	866,077,912	883,814,003

Net Assets — End of Year	$49,377,160	$57,793,317	$464,175,809	$592,914,312	$628,943,517	$866,077,912

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-92

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/WELLINGTON ENERGY*		EQUITABLE CONSERVATIVE GROWTH MF/ETF*		EQUITABLE GROWTH MF/ETF*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$601,900	$1,118,368	$210,515	$376,553	$6,173	$5,874
Net realized gain (loss)	4,520,080	3,243,656	2,004,973	586,226	512,628	72,674
Net change in unrealized appreciation (depreciation) of investments	670,783	(638,660)	(885,377)	283,487	(14,689)	282,810

Net increase (decrease) in net assets resulting from operations	5,792,763	3,723,364	1,330,111	1,246,266	504,112	361,358

From Contractowners Transactions:
Payments received from contractowners	4,955,634	6,075,322	2,016,633	2,100,713	736,490	983,241
Transfers between Variable Investment Options including guaranteed interest account, net	(1,697,003)	(3,953,238)	555,946	(1,143,924)	627,157	836,523
Redemptions for contract benefits and terminations	(26,916,307)	(6,927,454)	(13,395,599)	(2,628,601)	(1,589,659)	(202,656)
Contract maintenance charges	(17,173)	(24,485)	(8,732)	(15,474)	(4,163)	(3,745)

Net increase (decrease) in net assets resulting from contractowners transactions	(23,674,849)	(4,829,855)	(10,831,752)	(1,687,286)	(230,175)	1,613,363

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	5	12,314	—	993	—	111

Net Increase (Decrease) in Net Assets	(17,882,081)	(1,094,177)	(9,501,641)	(440,027)	273,937	1,974,832
Net Assets — Beginning of Year	70,539,023	71,633,200	20,353,961	20,793,988	4,321,645	2,346,813

Net Assets — End of Year	$52,656,942	$70,539,023	$10,852,320	$20,353,961	$4,595,582	$4,321,645

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-93

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQUITABLE MODERATE GROWTH MF/ETF*		FIDELITY® VIP EQUITY- INCOME PORTFOLIO		FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$31,771	$22,213	$110,060	$238,028	$2,141,240	$3,081,792
Net realized gain (loss)	168,784	68,369	6,049,389	3,472,220	567,742	35,147
Net change in unrealized appreciation (depreciation) of investments	72,790	58,265	(529,968)	1,510,404	3,397,401	(2,689,776)

Net increase (decrease) in net assets resulting from operations	273,345	148,847	5,629,481	5,220,652	6,106,383	427,163

From Contractowners Transactions:
Payments received from contractowners	655,898	734,407	4,313,510	5,048,147	17,992,739	27,308,371
Transfers between Variable Investment Options including guaranteed interest account, net	109,974	(172,111)	372,578	1,670,744	8,637,280	27,483,093
Redemptions for contract benefits and terminations	(546,397)	(288,620)	(22,680,116)	(3,531,301)	(84,742,285)	(9,066,640)
Contract maintenance charges	(2,858)	(2,243)	(16,965)	(21,274)	(142,674)	(192,348)

Net increase (decrease) in net assets resulting from contractowners transactions	216,617	271,433	(18,010,993)	3,166,316	(58,254,940)	45,532,476

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	—	20	24	(1)	395

Net Increase (Decrease) in Net Assets	489,962	420,280	(12,381,492)	8,386,992	(52,148,558)	45,960,034
Net Assets — Beginning of Year	2,377,297	1,957,017	45,388,606	37,001,614	146,381,564	100,421,530

Net Assets — End of Year	$2,867,259	$2,377,297	$33,007,114	$45,388,606	$94,233,006	$146,381,564

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-94

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FIDELITY® VIP MID CAP PORTFOLIO		INVESCO V.I. DIVERSIFIED DIVIDEND FUND		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(984,286)	$(1,157,130)	$118,385	$623,818	$(639,946)	$(702,589)
Net realized gain (loss)	10,093,810	22,090,012	10,468,131	4,504,397	12,676,185	7,993,653
Net change in unrealized appreciation (depreciation) of investments	(5,296,234)	(936,592)	(1,813,029)	5,372,788	(8,338,223)	1,866,472

Net increase (decrease) in net assets resulting from operations	3,813,290	19,996,290	8,773,487	10,501,003	3,698,016	9,157,536

From Contractowners Transactions:
Payments received from contractowners	11,099,530	15,992,881	6,555,403	9,282,212	5,726,820	6,765,574
Transfers between Variable Investment Options including guaranteed interest account, net	(968,221)	(628,278)	(2,335,972)	(3,435,289)	(2,868,729)	(1,419,793)
Redemptions for contract benefits and terminations	(91,047,077)	(9,939,567)	(47,772,725)	(8,022,778)	(26,315,043)	(5,688,666)
Contract maintenance charges	(50,043)	(78,176)	(38,939)	(57,514)	(26,458)	(33,672)

Net increase (decrease) in net assets resulting from contractowners transactions	(80,965,811)	5,346,860	(43,592,233)	(2,233,369)	(23,483,410)	(376,557)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	27	2,535	2	1,298	179	1,106

Net Increase (Decrease) in Net Assets	(77,152,494)	25,345,685	(34,818,744)	8,268,932	(19,785,215)	8,782,085
Net Assets — Beginning of Year	150,291,976	124,946,291	97,749,071	89,480,139	70,808,325	62,026,240

Net Assets — End of Year	$73,139,482	$150,291,976	$62,930,327	$97,749,071	$51,023,110	$70,808,325

The	accompanying notes are an integral part of these financial statements.

FSA-95

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,802,170)	$(4,398,751)	$1,634,089	$2,106,732	$(5,458,569)	$(5,694,891)
Net realized gain (loss)	263,478,591	155,159,289	3,513	(105,159)	115,359,463	77,289,858
Net change in unrealized appreciation (depreciation) of investments	(148,035,974)	70,377,608	2,322,756	(1,279,293)	(23,023,271)	25,249,067

Net increase (decrease) in net assets resulting from operations	109,640,447	221,138,146	3,960,358	722,280	86,877,623	96,844,034

From Contractowners Transactions:
Payments received from contractowners	10,453,806	12,224,677	4,205,630	5,681,480	20,411,512	26,120,916
Transfers between Variable Investment Options including guaranteed interest account, net	(12,559,612)	(8,958,524)	433,264	1,566,624	(2,357,176)	(5,365,853)
Redemptions for contract benefits and terminations	(213,826,281)	(98,260,501)	(35,992,788)	(11,594,496)	(144,886,119)	(39,363,937)
Contract maintenance charges	(258,384)	(292,008)	(36,202)	(46,750)	(143,826)	(174,175)
Adjustments to net assets allocated to contracts in payout period	(22,544)	(16,159)	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(216,213,015)	(95,302,515)	(31,390,096)	(4,393,142)	(126,975,609)	(18,783,049)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,878,680	(32,983)	3	105	(113)	(23,636)

Net Increase (Decrease) in Net Assets	(104,693,888)	125,802,648	(27,429,735)	(3,670,757)	(40,098,099)	78,037,349
Net Assets — Beginning of Year	906,818,085	781,015,437	87,693,156	91,363,913	479,050,951	401,013,602

Net Assets — End of Year	$802,124,197	$906,818,085	$60,263,421	$87,693,156	$438,952,852	$479,050,951

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-96

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	NOMURA VIP HIGH INCOME SERIES		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		TARGET 2015 ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$18,677,092	$17,186,561	$107,840	$119,785	$219,905	$316,505
Net realized gain (loss)	(8,342,401)	1,074,362	(405,855)	(380,692)	69,004	871,744
Net change in unrealized appreciation (depreciation) of investments	2,143,940	(2,535,212)	1,852,429	628,087	574,976	(704,962)

Net increase (decrease) in net assets resulting from operations	12,478,631	15,725,711	1,554,414	367,180	863,885	483,287

From Contractowners Transactions:
Payments received from contractowners	23,200,268	31,290,548	915,469	1,322,293	330,733	521,305
Transfers between Variable Investment Options including guaranteed interest account, net	(2,339,883)	2,722,432	(379,754)	(629,027)	229,898	379,904
Redemptions for contract benefits and terminations	(152,656,046)	(34,901,979)	(6,696,751)	(1,383,636)	(5,373,943)	(2,052,337)
Contract maintenance charges	(104,366)	(147,738)	(4,866)	(6,485)	(4,641)	(6,413)

Net increase (decrease) in net assets resulting from contractowners transactions	(131,900,027)	(1,036,737)	(6,165,902)	(696,855)	(4,817,953)	(1,157,541)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	4	(646)	1	304	—	118

Net Increase (Decrease) in Net Assets	(119,421,392)	14,688,328	(4,611,487)	(329,371)	(3,954,068)	(674,136)
Net Assets — Beginning of Year	331,546,548	316,858,220	12,856,182	13,185,553	13,138,973	13,813,109

Net Assets — End of Year	$212,125,156	$331,546,548	$8,244,695	$12,856,182	$9,184,905	$13,138,973

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-97

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,048,653	$1,320,907	$1,561,389	$1,885,049	$932,944	$1,329,007
Net realized gain (loss)	8,048,812	8,336,891	27,034,810	8,217,772	31,908,153	6,126,270
Net change in unrealized appreciation (depreciation) of investments	(489,001)	(2,357,059)	(5,042,468)	8,852,500	(9,229,751)	13,377,572

Net increase (decrease) in net assets resulting from operations	8,608,464	7,300,739	23,553,731	18,955,321	23,611,346	20,832,849

From Contractowners Transactions:
Payments received from contractowners	5,256,212	7,696,805	18,259,289	21,675,318	16,793,663	22,166,744
Transfers between Variable Investment Options including guaranteed interest account, net	811,763	(2,698,098)	2,769,828	(2,972,135)	(5,087,816)	169,735
Redemptions for contract benefits and terminations	(39,626,789)	(16,210,535)	(75,897,296)	(12,877,310)	(78,910,477)	(9,785,129)
Contract maintenance charges	(26,111)	(36,027)	(64,833)	(86,627)	(80,933)	(111,280)

Net increase (decrease) in net assets resulting from contractowners transactions	(33,584,925)	(11,247,855)	(54,933,012)	5,739,246	(67,285,563)	12,440,070

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	19	1,773	27	(28)	5,064	2,598

Net Increase (Decrease) in Net Assets	(24,976,442)	(3,945,343)	(31,379,254)	24,694,539	(43,669,153)	33,275,517
Net Assets — Beginning of Year	96,177,926	100,123,269	206,680,143	181,985,604	206,373,311	173,097,794

Net Assets — End of Year	$71,201,484	$96,177,926	$175,300,889	$206,680,143	$162,704,158	$206,373,311

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-98

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	TARGET 2055 ALLOCATION*		TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP GLOBAL RESOURCES FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$330,176	$470,537	$(535,898)	$(778,886)	$224,960	$345,753
Net realized gain (loss)	19,658,523	3,077,355	58,180	(445,844)	148,662	(228,541)
Net change in unrealized appreciation (depreciation) of investments	(6,847,706)	8,499,739	7,901,539	(7,424,508)	6,738,992	(1,289,459)

Net increase (decrease) in net assets resulting from operations	13,140,993	12,047,631	7,423,821	(8,649,238)	7,112,614	(1,172,247)

From Contractowners Transactions:
Payments received from contractowners	15,054,684	18,375,193	5,075,036	7,746,902	1,737,159	2,045,090
Transfers between Variable Investment Options including guaranteed interest account, net	95,572	(1,394,454)	(691,623)	(1,214,844)	1,619,056	(1,340,483)
Redemptions for contract benefits and terminations	(54,807,083)	(4,654,638)	(38,240,943)	(6,556,367)	(10,243,694)	(3,226,083)
Contract maintenance charges	(82,017)	(111,263)	(20,210)	(32,415)	(5,890)	(8,169)

Net increase (decrease) in net assets resulting from contractowners transactions	(39,738,844)	12,214,838	(33,877,740)	(56,724)	(6,893,369)	(2,529,645)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1	639	2	29	575	1,411

Net Increase (Decrease) in Net Assets	(26,597,850)	24,263,108	(26,453,917)	(8,705,933)	219,820	(3,700,481)
Net Assets — Beginning of Year	112,361,149	88,098,041	61,420,035	70,125,968	26,391,361	30,091,842

Net Assets — End of Year	$85,763,299	$112,361,149	$34,966,118	$61,420,035	$26,611,181	$26,391,361

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-99

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

The change in units outstanding for the years ended December 31, 2025 and 2024 were as follows:

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	CLASS IB	14	(13)	1	3	(2)	1

1290 VT DOUBLELINE OPPORTUNISTIC BOND	CLASS IB	248	(342)	(94)	41	(32)	9

1290 VT EQUITY INCOME	CLASS IB	434	(539)	(105)	25	(56)	(31)

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	80	(96)	(16)	7	(14)	(7)

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	2,841	(3,956)	(1,115)	278	(361)	(83)

1290 VT HIGH YIELD BOND	CLASS IB	798	(603)	195	92	(50)	42

1290 VT MICRO CAP	CLASS IB	7	(9)	(2)	1	(1)	—

1290 VT SMALL CAP VALUE	CLASS IB	1,012	(1,148)	(136)	77	(123)	(46)

1290 VT SMARTBETA EQUITY ESG	CLASS IB	499	(655)	(156)	52	(73)	(21)

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	412	(507)	(95)	30	(35)	(5)

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	910	(1,270)	(360)	218	(168)	50

EQ/400 MANAGED VOLATILITY	CLASS IB	163	(197)	(34)	18	(17)	1

EQ/500 MANAGED VOLATILITY	CLASS IB	212	(265)	(53)	35	(32)	3

EQ/2000 MANAGED VOLATILITY	CLASS IB	82	(103)	(21)	15	(12)	3

EQ/AB DYNAMIC MODERATE GROWTH	CLASS IB	111	(147)	(36)	11	(19)	(8)

EQ/AB SHORT DURATION GOVERNMENT BOND	CLASS IB	—	—	—	1	(1)	—

EQ/AB SMALL CAP GROWTH	CLASS IB	1,147	(1,412)	(265)	127	(155)	(28)

EQ/AGGRESSIVE ALLOCATION	CLASS IB	4,023	(5,251)	(1,228)	219	(314)	(95)

EQ/AGGRESSIVE GROWTH STRATEGY	CLASS IB	596	(746)	(150)	64	(112)	(48)

EQ/ALL ASSET GROWTH ALLOCATION	CLASS IB	558	(824)	(266)	30	(62)	(32)

EQ/AMERICAN CENTURY MID CAP VALUE	CLASS IB	885	(1,233)	(348)	109	(134)	(25)

EQ/BALANCED STRATEGY	CLASS IB	1,183	(1,446)	(263)	70	(169)	(99)

EQ/CAPITAL GROUP RESEARCH	CLASS IB	703	(818)	(115)	30	(96)	(66)

The accompanying notes are an integral part of these financial statements.

FSA-100

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS IB	427	(504)	(77)	22	(69)	(47)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	CLASS IB	189	(234)	(45)	17	(30)	(13)

EQ/COMMON STOCK INDEX	CLASS IA	2,044	(2,471)	(427)	55	(287)	(232)

EQ/COMMON STOCK INDEX	CLASS IB	812	(1,294)	(482)	92	(119)	(27)

EQ/CONSERVATIVE ALLOCATION	CLASS IB	706	(959)	(253)	55	(104)	(49)

EQ/CONSERVATIVE GROWTH STRATEGY	CLASS IB	257	(372)	(115)	36	(36)	—

EQ/CONSERVATIVE STRATEGY	CLASS IB	153	(186)	(33)	17	(28)	(11)

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS IB	1,353	(1,829)	(476)	85	(168)	(83)

EQ/CORE BOND INDEX	CLASS IB	1,344	(1,709)	(365)	252	(185)	67

EQ/CORE PLUS BOND	CLASS IA	512	(547)	(35)	48	(67)	(19)

EQ/CORE PLUS BOND	CLASS IB	421	(611)	(190)	69	(67)	2

EQ/EMERGING MARKETS EQUITY PLUS	CLASS IB	398	(513)	(115)	66	(70)	(4)

EQ/EQUITY 500 INDEX	CLASS IA	2,044	(2,228)	(184)	161	(248)	(87)

EQ/EQUITY 500 INDEX	CLASS IB	3,782	(6,418)	(2,636)	917	(563)	354

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	CLASS IB	1,384	(2,072)	(688)	165	(242)	(77)

EQ/FRANKLIN RISING DIVIDENDS	CLASS IB	138	(161)	(23)	15	(18)	(3)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	CLASS IB	114	(138)	(24)	12	(15)	(3)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	997	(1,181)	(184)	44	(122)	(78)

EQ/GOLDMAN SACHS MID CAP VALUE	CLASS IB	322	(424)	(102)	49	(54)	(5)

EQ/GROWTH STRATEGY	CLASS IB	—	(2)	(2)	—	—	—

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IA	217	(241)	(24)	22	(34)	(12)

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	122	(142)	(20)	17	(21)	(4)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	1,033	(1,321)	(288)	67	(118)	(51)

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	2,285	(2,460)	(175)	127	(235)	(108)

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	989	(1,573)	(584)	336	(129)	207

The accompanying notes are an integral part of these financial statements.

FSA-101

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERNATIONAL MANAGED VOLATILITY	CLASS IB	135	(183)	(48)	19	(21)	(2)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	1,107	(1,258)	(151)	57	(115)	(58)

EQ/INVESCO COMSTOCK	CLASS IB	497	(626)	(129)	45	(67)	(22)

EQ/INVESCO GLOBAL	CLASS IB	1,222	(1,724)	(502)	146	(168)	(22)

EQ/INVESCO GLOBAL REAL ASSETS	CLASS IB	596	(783)	(187)	70	(97)	(27)

EQ/JANUS ENTERPRISE	CLASS IB	1,416	(1,842)	(426)	123	(189)	(66)

EQ/JPMORGAN GROWTH STOCK	CLASS IB	2,489	(3,532)	(1,043)	297	(411)	(114)

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS IB	1,093	(1,395)	(302)	175	(159)	16

EQ/LARGE CAP CORE MANAGED VOLATILITY	CLASS IB	135	(168)	(33)	10	(18)	(8)

EQ/LARGE CAP GROWTH INDEX	CLASS IB	1,980	(2,564)	(584)	239	(246)	(7)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	1,602	(1,904)	(302)	48	(191)	(143)

EQ/LARGE CAP VALUE INDEX	CLASS IB	1,346	(1,763)	(417)	204	(174)	30

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	3,212	(3,678)	(466)	102	(371)	(269)

EQ/LAZARD EMERGING MARKETS EQUITY	CLASS IB	2,135	(3,069)	(934)	255	(339)	(84)

EQ/LOOMIS SAYLES GROWTH	CLASS IB	284	(327)	(43)	40	(60)	(20)

EQ/MFS INTERNATIONAL GROWTH	CLASS IB	1,499	(2,056)	(557)	172	(181)	(9)

EQ/MFS INTERNATIONAL INTRINSIC VALUE	CLASS IB	2,684	(3,902)	(1,218)	312	(374)	(62)

EQ/MFS MID CAP FOCUSED GROWTH	CLASS IB	1,023	(1,371)	(348)	145	(140)	5

EQ/MFS TECHNOLOGY	CLASS IB	754	(1,013)	(259)	179	(129)	50

EQ/MFS UTILITIES SERIES	CLASS IB	564	(788)	(224)	66	(97)	(31)

EQ/MID CAP INDEX	CLASS IB	3,654	(4,625)	(971)	381	(399)	(18)

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	1,314	(1,537)	(223)	49	(143)	(94)

EQ/MODERATE ALLOCATION	CLASS IA	8,305	(9,582)	(1,277)	283	(946)	(663)

EQ/MODERATE ALLOCATION	CLASS IB	2,935	(4,468)	(1,533)	256	(377)	(121)

EQ/MODERATE GROWTH STRATEGY	CLASS IB	926	(1,240)	(314)	101	(94)	7

The accompanying notes are an integral part of these financial statements.

FSA-102

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	6,251	(8,115)	(1,864)	341	(663)	(322)

EQ/MONEY MARKET	CLASS IA	86,610	(86,305)	305	80,144	(80,467)	(323)

EQ/MONEY MARKET	CLASS IB	472,961	(477,219)	(4,258)	658,081	(657,416)	665

EQ/MORGAN STANLEY SMALL CAP GROWTH	CLASS IB	779	(846)	(67)	91	(131)	(40)

EQ/PIMCO GLOBAL REAL RETURN	CLASS IB	647	(863)	(216)	98	(120)	(22)

EQ/PIMCO ULTRA SHORT BOND	CLASS IB	687	(860)	(173)	107	(121)	(14)

EQ/QUALITY BOND PLUS	CLASS IA	290	(316)	(26)	23	(35)	(12)

EQ/QUALITY BOND PLUS	CLASS IB	116	(166)	(50)	18	(21)	(3)

EQ/SMALL COMPANY INDEX	CLASS IB	1,507	(1,909)	(402)	214	(189)	25

EQ/VALUE EQUITY	CLASS IB	1,641	(2,283)	(642)	108	(251)	(143)

EQ/WELLINGTON ENERGY	CLASS IB	970	(1,257)	(287)	269	(326)	(57)

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS IB	160	(227)	(67)	18	(28)	(10)

EQUITABLE GROWTH MF/ETF	CLASS IB	42	(43)	(1)	17	(4)	13

EQUITABLE MODERATE GROWTH MF/ETF	CLASS IB	18	(16)	2	10	(9)	1

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	108	(160)	(52)	27	(18)	9

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	1,430	(1,963)	(533)	610	(183)	427

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	296	(552)	(256)	66	(48)	18

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	371	(522)	(151)	40	(46)	(6)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	130	(170)	(40)	18	(20)	(2)

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IA	2,012	(2,409)	(397)	52	(284)	(232)

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IB	134	(209)	(75)	18	(21)	(3)

MULTIMANAGER CORE BOND	CLASS IB	642	(853)	(211)	75	(106)	(31)

MULTIMANAGER TECHNOLOGY	CLASS IB	616	(770)	(154)	71	(95)	(24)

NOMURA VIP HIGH INCOME SERIES	SERVICE CLASS	1,737	(2,434)	(697)	251	(258)	(7)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	141	(214)	(73)	24	(33)	(9)

The accompanying notes are an integral part of these financial statements.

FSA-103

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

TARGET 2015 ALLOCATION	CLASS IB	95	(123)	(28)	6	(16)	(10)

TARGET 2025 ALLOCATION	CLASS IB	614	(776)	(162)	53	(111)	(58)

TARGET 2035 ALLOCATION	CLASS IB	1,143	(1,379)	(236)	123	(99)	24

TARGET 2045 ALLOCATION	CLASS IB	1,076	(1,340)	(264)	111	(63)	48

TARGET 2055 ALLOCATION	CLASS IB	792	(993)	(201)	117	(52)	65

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	503	(868)	(365)	111	(110)	1

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	512	(609)	(97)	74	(109)	(35)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
The	— on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-104

SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2025

1.	Organization

Separate Account A (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products, Ivy Variable Insurance Portfolios, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund

American Funds Insurance Series®

•	American Funds Insurance Series® The Bond Fund of America®

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Micro Cap
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/ClearBridge Large Cap Growth ESG
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Core Plus Bond
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Stock
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth

FSA-105

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Continued)

•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

Fidelity® Variable Insurance Products

•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Investment Grade Bond Portfolio
•	Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products

•	Templeton Global Bond VIP Fund

IVY Variable Insurance Portfolios

•	Nomura VIP High Income Series(1)

MFS® Variable Insurance Trust

•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

Van Eck VIP Trust

•	VanEck VIP Global Resources Fund

(1)	Formerly known as Macquarie VIP High Income Series.
*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable Financial including certain individual tax- favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST® Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts (“Contracts”).

Effective June 1, 2025, the Equitable Financial novated to its affiliate, Equitable Financial Life Insurance Company of America (“Equitable America”) certain policies, which had previously been 100% reinsured by Equitable America under the combined funds withheld coinsurance and modified coinsurance reinsurance agreement effective April 1, 2023.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from

Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

FSA-106

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Concluded)

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST® Series 100 through 801, EQUI-VEST® Vantage Series 900, EQUI-VEST® Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST® At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of Equitable Financial’s General Account, and fixed maturity options of Separate Account No. 48.

Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to

FSA-107

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

2.	Significant Accounting Policies (Concluded)

the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by Equitable Financial and may result in additional amounts being transferred into the variable annuity account by Equitable Financial to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Income Taxes

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. The Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, the Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

FSA-108

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

4.	Segment Reporting (Concluded)

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2025 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$1,892,870	$1,939,772
1290 VT DoubleLine Opportunistic Bond	26,586,365	35,795,412
1290 VT Equity Income	153,280,130	179,358,699
1290 VT GAMCO Mergers & Acquisitions	15,877,158	18,447,122
1290 VT GAMCO Small Company Value	1,691,142,183	2,270,686,299
1290 VT High Yield Bond	117,853,955	85,844,265
1290 VT Micro Cap	1,039,500	1,408,196
1290 VT Small Cap Value	230,694,034	242,441,708
1290 VT SmartBeta Equity ESG	111,656,189	141,940,272
1290 VT Socially Responsible	154,690,828	183,008,869
American Funds Insurance Series® The Bond Fund of America®	98,551,869	134,328,053
EQ/400 Managed Volatility	52,449,173	60,894,873
EQ/500 Managed Volatility	101,848,760	117,100,363
EQ/2000 Managed Volatility	21,657,492	26,294,520
EQ/AB Dynamic Moderate Growth	20,772,317	26,187,977
EQ/AB Short Duration Government Bond	20,042	21,218
EQ/AB Small Cap Growth	669,142,116	757,803,482
EQ/Aggressive Allocation	1,437,554,023	1,784,332,128
EQ/Aggressive Growth Strategy	95,819,659	112,896,174
EQ/All Asset Growth Allocation	133,739,352	194,676,877
EQ/American Century Mid Cap Value	251,285,204	346,073,212
EQ/Balanced Strategy	228,455,686	263,587,184
EQ/Capital Group Research	428,652,811	469,551,086
EQ/ClearBridge Large Cap Growth ESG	233,805,529	259,469,329
EQ/ClearBridge Select Equity Managed Volatility	60,110,899	75,089,331
EQ/Common Stock Index	3,212,445,362	3,827,192,480
EQ/Conservative Allocation	106,851,119	141,306,204
EQ/Conservative Growth Strategy	43,461,875	59,530,164
EQ/Conservative Strategy	19,975,045	23,327,796
EQ/Conservative-Plus Allocation	263,608,676	342,611,364
EQ/Core Bond Index	163,482,970	205,095,695
EQ/Core Plus Bond	136,983,499	159,512,390
EQ/Emerging Markets Equity PLUS	44,347,450	57,164,835
EQ/Equity 500 Index	4,515,000,400	6,015,477,094
EQ/Fidelity Institutional AM® Large Cap	736,843,422	1,033,117,007
EQ/Franklin Rising Dividends	26,946,378	30,177,529
EQ/Franklin Small Cap Value Managed Volatility	28,645,592	33,140,933
EQ/Global Equity Managed Volatility	471,923,060	528,228,030
EQ/Goldman Sachs Mid Cap Value	98,868,222	123,973,683
EQ/Growth Strategy	161,177	356,500
EQ/Intermediate Government Bond	52,004,639	57,589,585
EQ/International Core Managed Volatility	198,603,333	243,716,899
EQ/International Equity Index	691,369,627	824,337,736
EQ/International Managed Volatility	23,170,556	30,762,176

FSA-109

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/International Value Managed Volatility	$215,853,706	$234,956,295
EQ/Invesco Comstock	195,283,645	231,777,446
EQ/Invesco Global	415,790,894	543,298,576
EQ/Invesco Global Real Assets	120,601,241	153,951,097
EQ/Janus Enterprise	684,588,708	845,746,751
EQ/JPMorgan Growth Stock	1,578,297,579	2,001,182,500
EQ/JPMorgan Value Opportunities	543,011,228	631,893,905
EQ/Large Cap Core Managed Volatility	55,486,243	63,562,320
EQ/Large Cap Growth Index	1,032,998,884	1,273,876,834
EQ/Large Cap Growth Managed Volatility	1,321,462,808	1,396,724,919
EQ/Large Cap Value Index	267,256,000	335,306,567
EQ/Large Cap Value Managed Volatility	1,008,629,891	1,082,988,043
EQ/Lazard Emerging Markets Equity	311,556,417	430,287,140
EQ/Loomis Sayles Growth	215,148,165	233,231,045
EQ/MFS International Growth	518,373,021	679,436,640
EQ/MFS International Intrinsic Value	843,218,613	1,190,037,681
EQ/MFS Mid Cap Focused Growth	386,845,700	481,942,348
EQ/MFS Technology	678,701,313	867,045,796
EQ/MFS Utilities Series	163,941,851	226,235,879
EQ/Mid Cap Index	1,399,897,418	1,696,286,478
EQ/Mid Cap Value Managed Volatility	572,488,164	629,745,665
EQ/Moderate Allocation	1,944,166,568	2,395,579,473
EQ/Moderate Growth Strategy	194,833,893	247,432,071
EQ/Moderate-Plus Allocation	1,807,495,792	2,237,681,925
EQ/Money Market	873,430,562	895,358,226
EQ/Morgan Stanley Small Cap Growth	120,285,034	130,516,072
EQ/PIMCO Global Real Return	68,281,214	90,573,923
EQ/PIMCO Ultra Short Bond	80,648,046	98,836,630
EQ/Quality Bond PLUS	67,489,348	77,444,552
EQ/Small Company Index	636,714,015	787,403,527
EQ/Value Equity	850,022,085	1,133,552,036
EQ/Wellington Energy	85,068,211	108,140,787
Equitable Conservative Growth MF/ETF	26,324,754	36,489,554
Equitable Growth MF/ETF	5,737,444	5,840,217
Equitable Moderate Growth MF/ETF	2,414,049	2,106,291
Fidelity® VIP Equity-Income Portfolio	41,339,628	57,295,959
Fidelity® VIP Investment Grade Bond Portfolio	159,917,048	216,029,981
Fidelity® VIP Mid Cap Portfolio	109,174,324	178,924,615
Invesco V.I. Diversified Dividend Fund	103,527,894	142,324,976
MFS® Massachusetts Investors Growth Stock Portfolio	81,986,074	98,944,011
Multimanager Aggressive Equity	1,082,398,146	1,175,069,414
Multimanager Core Bond	96,988,728	126,744,278
Multimanager Technology	555,812,399	640,610,503
Nomura VIP High Income Series	357,870,664	471,009,577
PIMCO CommodityRealReturn® Strategy Portfolio	12,910,318	18,968,497
Target 2015 Allocation	16,659,903	20,779,003
Target 2025 Allocation	139,567,347	167,177,398
Target 2035 Allocation	292,311,677	340,903,591
Target 2045 Allocation	297,089,289	359,195,765
Target 2055 Allocation	164,798,894	202,160,218
Templeton Global Bond VIP Fund	46,761,273	81,174,890
VanEck VIP Global Resources Fund	38,624,644	45,292,470

FSA-110

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.74% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Financial Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.40% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT including EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”). The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network LLC, or its subsidiaries (“Equitable Network”). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The

FSA-111

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

6.	Expenses and Related Party Transactions (Concluded)

Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total
Old Contracts	0.58%	0.16%	—	0.74%
EQUIPLAN® Contracts	0.58%	0.16%	—	0.74%
EQUI-VEST® Series 100
EQ/Money Market, EQ/Common Stock Index	0.56%	0.60%	0.24%	1.40%
All Other Funds.	0.50%	0.60%	0.24%	1.34%
Momentum Contracts
EQ/Money Market, EQ/Common Stock Index	0.65%	0.60%	0.24%	1.49%
All Other Funds	0.50%	0.60%	0.24%	1.34%
EQUI-VEST® Series 200
EQ/Money Market, EQ/Common Stock Index	1.15%	0.25%	—	1.40%
All Other Funds	1.09%	0.25%	—	1.34%
EQUI-VEST® Series 201
All Other Funds	0.95%	0.25%	—	1.20%
EQUI-VEST® Series 300 and 400 Contracts
EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and EQ/Moderate Allocation	1.10%	0.25%	—	1.35%
All Other Funds	1.10%	0.24%	—	1.34%
EQUI-VEST® Series 500, At Retirement, 600 and 800 Contracts
EQUI-VEST®Series 500 Contracts	1.10%	0.25%	—	1.35%
EQUI-VEST® at Retirement	1.20%	0.25%	—	1.45%
1.30% All Funds	0.80%	0.50%	—	1.30%
1.25% All Funds	0.75%	0.50%	—	1.25%
EQUI-VEST®Series 600 and 800 Contracts	0.95%	0.25%	—	1.20%
EQUI-VEST® Vantage Contracts
0.90% All Funds	0.90%	—	—	0.90%
0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

EQUI-VEST® Strategies Contracts Series 900

1.20% All Funds	1.20%	—	—	1.20%

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

0.25% All Funds	0.25%	—	—	0.25%

EQUI-VEST® Strategies Contracts Series 901

0.00% All Funds	0.00%	—	—	0.00%

0.10% All Funds	0.10%	—	—	0.10%

FSA-112

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total

0.25% All Funds	0.25%	—	—	0.25%

0.50% All Funds	0.50%	—	—	0.50%

0.60% All Funds	0.60%	—	—	0.60%

0.70% All Funds	0.70%	—	—	0.70%

0.80% All Funds	0.80%	—	—	0.80%

0.90% All Funds	0.90%	—	—	0.90%

1.00% All Funds	1.00%	—	—	1.00%

1.10% All Funds	1.10%	—	—	1.10%

1.15% All Funds	1.15%	—	—	1.15%

EQUI-VEST® Express Series 700 Contracts	0.70%	0.25%	—	0.95%

EQUI-VEST® Express Series 701 Contracts

1.10% All Funds	0.85%	0.25%	—	1.10%

EQUI-VEST® Series 801 Contracts

1.25% All Funds	1.00%	0.25%	—	1.25%

Variable Immediate Annuity

0.50% All Funds	0.40%	0.10%	—	0.50%

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and EQ/ Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the “Cap”). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from Equitable Financial’s General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by Equitable Financial in Separate Account A.

For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/ Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts. For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/ Common Stock Index, and EQ/Money Market options.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the

Statement of Changes in Net Assets.

FSA-113

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Annual Administrative charge	Annual	Low – $0 depending on the product and account value.	Unit liquidation from account value

		High – Depending on account value, $50 if the account value on the last business day of the contract year is less than $100,000.	Unit liquidation from account value

Quarterly Administrative charge		Low – $0 for account values in excess of $25,000.

		High – $7.50 per quarter.	Deducted from retirement account values

Withdrawal Charge	At time of transaction	Low – 5% of withdrawals or contributions made in the current and prior five participation years, whichever is less.	Unit liquidation from account value

High – 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

Plan Loan charges	At time of transaction	$50 set-up fee and $6.00 quarterly recordkeeping fee	Unit liquidation from account value

Annual Basic Recordkeeping Charge		$300 (prorated for first year)	Billed directly to employer

Variable Immediate Annuity Payout option	At time of transaction	$350 annuity administration fee	Unit liquidation from account value

Charge for third-party transfer or At time of transaction exchange		$0 to $65	Unit liquidation from account value

Enhanced death benefit charge	Participation date	0.15% of account value	Unit liquidation from account value

Guaranteed Minimum Income Benefit		0.65%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life		Low – 0.60% for single life option; 0.75% for joint life option

High – 0.75% for single life; 0.90% for joint life

Sales Premium and Other Applicable Taxes		Current tax charge varies by jurisdiction and ranges from 0% to 3.5%	Deducted from the amount applied to provide an annuity payout option

Guaranteed minimum death benefit		Standard death benefit (available only with the guaranteed minimum income benefit) – 0.00%	Unit liquidation from

GWBL Standard death benefit – 0.00%

Annual Rachet to age 85 – 0.25% of the Annual Rachet to age 85 benefit base

FSA-114

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Greater of 6% Roll-Up to age 85 or Annual Rachet to age 85 – 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL Enhanced death benefit – 0.30% of the GWBL Enhance death benefit base

Personal Income Benefit Charge	Contract/Participation Date Anniversary	1.00% of the Personal Income Benefit account value	Unit liquidation from account value

Managed Account Service Fee	Quarterly	The managed Account Service (“MAS”) Advisory fee is a quarterly fee that can be charged at an annual rate of up to 0.60%. The amount of the fee may be lower and varies among broker-dealers. The fee will be deducted pro rata from the Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. The MAS Advisory fee does not apply to Personal Income Benefit related assets.	Unit liquidation from account value

Wire Transfer Charge	At time of transaction	$90 for outgoing wire transfers	Unit liquidation from account value

Express Mail Charge	At time of transaction	$35 for checks sent by express delivery	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

1290 VT Convertible Securities (Class IB)
2025	8	$1,302	$138.74	$144.82	0.00%	1.34%	1.57%	12.52%	15.76%
2024	7	$1,218	$121.45	$125.10	0.00%	1.35%	1.98%	8.29%	9.78%
2023	6	$ 833	$112.16	$113.95	0.00%	1.34%	2.64%	12.16%	13.68%
2022	4	$ 597	$100.00	$124.01	1.20%	1.34%	1.25%	(21.87)%	0.71%
2021	4	$ 674	$158.47	$158.73	1.20%	1.25%	11.90%	(0.26)%	(0.21)%

FSA-115

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

1290 VT DoubleLine Opportunistic Bond (Class IB)
2025	112	$ 12,185	$106.07	$122.12	0.00%	1.25%	3.41%	5.90%	7.33%
2024	206	$ 20,908	$100.16	$113.87	0.00%	1.25%	4.72%	1.55%	2.84%
2023	197	$ 19,800	$ 98.63	$110.73	0.00%	1.25%	4.37%	5.21%	6.54%
2022	187	$ 17,729	$ 93.75	$103.93	0.00%	1.25%	3.19%	(14.47)%	(13.39)%
2021	171	$ 19,036	$109.61	$120.00	0.00%	1.25%	2.08%	(1.69)%	(0.44)%

1290 VT Equity Income (Class IB)
2025	274	$ 96,945	$238.30	$338.08	0.00%	1.45%	1.89%	11.08%	12.93%
2024	379	$ 120,070	$211.01	$303.76	0.00%	1.45%	1.99%	8.20%	9.80%
2023	410	$ 118,748	$192.17	$280.73	0.00%	1.45%	2.07%	3.89%	5.41%
2022	435	$ 121,426	$182.31	$270.23	0.00%	1.45%	1.79%	1.57%	3.07%
2021	451	$ 123,137	$176.88	$266.04	0.00%	1.45%	1.49%	24.56%	26.39%

1290 VT GAMCO Mergers & Acquisitions (Class IB)
2025	53	$ 11,336	$209.05	$254.90	0.50%	1.45%	2.68%	13.74%	15.34%
2024	69	$ 12,875	$183.00	$221.00	0.50%	1.45%	1.79%	7.46%	8.50%
2023	76	$ 13,337	$173.54	$203.68	0.50%	1.35%	1.78%	8.04%	8.98%
2022	83	$ 13,386	$160.62	$186.90	0.50%	1.35%	0.33%	(7.28)%	(6.49)%
2021	87	$ 15,284	$173.24	$199.88	0.50%	1.35%	0.66%	9.88%	10.83%

1290 VT GAMCO Small Company Value (Class IB)
2025	1,824	$1,166,272	$270.69	$627.67	0.00%	1.45%	0.53%	10.74%	12.83%
2024	2,939	$1,697,503	$239.92	$564.50	0.00%	1.45%	0.60%	9.95%	11.58%
2023	3,022	$1,582,314	$215.02	$513.41	0.00%	1.45%	0.64%	19.30%	21.05%
2022	3,060	$1,338,922	$177.63	$430.36	0.00%	1.45%	0.54%	(11.97)%	(10.68)%
2021	3,061	$1,515,342	$198.87	$488.88	0.00%	1.45%	0.64%	23.32%	25.14%

1290 VT High Yield Bond (Class IB)
2025	515	$ 76,125	$142.22	$164.37	0.00%	1.45%	6.97%	5.60%	7.50%
2024	320	$ 44,284	$136.00	$152.90	0.00%	1.34%	6.52%	6.08%	7.52%
2023	278	$ 36,385	$128.20	$142.20	0.00%	1.34%	6.52%	10.91%	12.42%
2022	245	$ 28,838	$115.59	$126.49	0.00%	1.34%	5.30%	(11.43)%	(10.24)%
2021	237	$ 31,151	$130.51	$140.92	0.00%	1.34%	4.69%	2.55%	3.95%

1290 VT Micro Cap (Class IB)
2025	6	$ 1,075	$192.87	$193.57	1.20%	1.25%	0.37%	12.03%	14.99%
2024	8	$ 1,292	$167.80	$168.33	1.20%	1.25%	0.28%	18.58%	18.64%
2023	8	$ 1,189	$141.51	$141.88	1.20%	1.25%	0.50%	6.21%	6.27%
2022	10	$ 1,338	$133.23	$133.51	1.20%	1.25%	0.16%	(26.86)%	(26.82)%
2021	10	$ 1,697	$182.15	$182.44	1.20%	1.25%	0.00%	9.50%	9.55%

1290 VT Small Cap Value (Class IB)
2025	710	$ 153,874	$236.08	$276.89	0.00%	1.45%	1.14%	2.41%	6.09%
2024	846	$ 175,205	$225.81	$261.00	0.00%	1.45%	1.45%	19.04%	20.81%
2023	892	$ 154,645	$189.69	$216.05	0.00%	1.45%	1.17%	4.21%	5.74%
2022	929	$ 153,013	$182.02	$204.33	0.00%	1.45%	0.44%	(1.36)%	0.09%
2021	935	$ 156,714	$184.53	$204.15	0.00%	1.45%	1.11%	36.56%	38.57%

1290 VT SmartBeta Equity ESG (Class IB)
2025	267	$ 62,356	$187.15	$279.26	0.00%	1.45%	0.61%	11.71%	13.98%
2024	423	$ 88,292	$166.61	$245.01	0.00%	1.45%	0.92%	14.67%	16.37%
2023	444	$ 80,398	$145.29	$210.55	0.00%	1.45%	1.38%	14.87%	16.56%
2022	423	$ 66,347	$126.48	$180.64	0.00%	1.45%	1.23%	(15.80)%	(14.56)%
2021	404	$ 74,883	$150.22	$198.81	0.25%	1.45%	1.29%	21.30%	22.78%

FSA-116

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

1290 VT Socially Responsible (Class IB)
2025	252	$105,507	$366.98	$522.17	0.00%	1.45%	0.33%	13.91%	17.22%
2024	347	$125,790	$313.08	$452.02	0.00%	1.45%	0.46%	19.90%	21.68%
2023	352	$106,836	$257.30	$376.99	0.00%	1.45%	0.76%	25.65%	27.50%
2022	356	$ 85,773	$201.81	$300.02	0.00%	1.45%	0.65%	(23.24)%	(22.11)%
2021	346	$108,352	$259.09	$390.84	0.00%	1.45%	0.49%	28.42%	30.31%

American Funds Insurance Series® The Bond Fund of America® (Class 4)
2025	567	$ 61,686	$104.46	$122.32	0.00%	1.45%	3.28%	5.43%	7.10%
2024	927	$ 95,037	$ 99.08	$114.34	0.00%	1.45%	4.08%	(0.50)%	0.98%
2023	877	$ 90,189	$ 99.58	$113.23	0.00%	1.45%	3.37%	3.21%	4.72%
2022	835	$ 82,925	$ 96.48	$108.43	0.25%	1.45%	2.76%	(14.01)%	(12.96)%
2021	807	$ 92,711	$112.20	$124.58	0.25%	1.45%	1.26%	(2.03)%	(0.84)%

EQ/400 Managed Volatility (Class IB)
2025	83	$ 27,707	$234.73	$260.69	0.00%	1.45%	0.81%	1.81%	3.31%
2024	117	$ 38,447	$227.21	$256.05	0.00%	1.45%	1.09%	11.24%	12.89%
2023	116	$ 33,871	$201.27	$230.18	0.00%	1.45%	1.21%	13.77%	15.43%
2022	111	$ 28,243	$174.36	$202.32	0.00%	1.45%	0.78%	(16.74)%	(15.51)%
2021	105	$ 32,487	$206.37	$242.99	0.00%	1.45%	0.41%	21.88%	23.67%

EQ/500 Managed Volatility (Class IB)
2025	124	$ 62,048	$350.07	$421.65	0.00%	1.45%	0.68%	10.58%	13.35%
2024	177	$ 79,234	$308.84	$377.46	0.00%	1.45%	1.12%	22.10%	23.91%
2023	174	$ 63,177	$249.25	$387.45	0.00%	1.34%	1.18%	23.57%	25.24%
2022	163	$ 48,048	$199.01	$313.54	0.00%	1.34%	0.86%	(21.06)%	(19.99)%
2021	151	$ 57,161	$248.73	$397.19	0.00%	1.34%	0.58%	25.90%	27.61%

EQ/2000 Managed Volatility (Class IB)
2025	48	$ 13,986	$217.77	$315.24	0.00%	1.34%	0.87%	6.06%	9.31%
2024	69	$ 18,468	$199.22	$292.30	0.00%	1.34%	1.44%	9.18%	10.67%
2023	66	$ 16,484	$180.01	$267.72	0.00%	1.34%	1.31%	14.43%	15.98%
2022	63	$ 13,462	$155.21	$233.96	0.00%	1.34%	0.77%	(23.44)%	(22.41)%
2021	56	$ 16,121	$200.03	$305.61	0.00%	1.34%	0.40%	12.40%	13.93%

EQ/AB Dynamic Moderate Growth (Class IB)
2025	67	$ 12,964	$180.20	$189.78	0.00%	1.34%	1.10%	11.41%	13.43%
2024	103	$ 17,804	$169.58	$194.85	0.25%	1.34%	1.62%	9.31%	10.53%
2023	111	$ 17,527	$155.13	$176.28	0.25%	1.34%	1.03%	11.42%	12.65%
2022	114	$ 16,367	$139.23	$156.49	0.25%	1.34%	0.56%	(15.77)%	(14.84)%
2021	125	$ 20,919	$165.29	$183.76	0.25%	1.34%	1.47%	10.52%	11.74%

EQ/AB Short Duration Government Bond (Class IB)
2025	—	$ 18	$103.32	$103.32	1.30%	1.30%	3.49%	2.86%	2.86%
2024	—	$ 19	$100.46	$100.46	1.30%	1.30%	2.25%	3.04%	3.04%
2023	—	$ 20	$ 97.50	$ 97.50	1.30%	1.30%	0.02%	2.98%	2.98%
2022	—	$ —	$ 94.68	$ 94.68	1.30%	1.30%	0.00%	(3.11)%	(3.11)%

EQ/AB Small Cap Growth (Class IB)
2025	818	$493,544	$258.00	$506.05	0.00%	1.45%	0.14%	5.64%	9.24%
2024	1,083	$595,929	$236.17	$470.05	0.00%	1.45%	0.29%	12.25%	13.91%
2023	555	$220,024	$207.33	$326.02	0.00%	1.30%	0.26%	16.22%	17.73%
2022	513	$175,131	$176.11	$280.53	0.00%	1.30%	0.15%	(29.38)%	(28.46)%
2021	368	$176,553	$246.17	$397.24	0.00%	1.30%	0.00%	11.47%	12.92%

FSA-117

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/Aggressive Allocation (Class IB)
2025	1,881	$ 710,180	$246.38	$355.71	0.00%	1.45%	1.17%	10.37%	12.94%
2024	3,109	$1,047,594	$218.15	$319.59	0.00%	1.45%	2.17%	12.08%	13.73%
2023	3,204	$ 959,693	$191.81	$285.15	0.00%	1.45%	1.40%	16.73%	18.44%
2022	3,226	$ 825,481	$161.95	$244.29	0.00%	1.45%	0.89%	(19.54)%	(18.36)%
2021	3,221	$1,020,027	$198.37	$303.62	0.00%	1.45%	4.14%	15.48%	17.18%

EQ/Aggressive Growth Strategy (Class IB)
2025	374	$ 63,087	$166.41	$180.63	0.00%	1.45%	1.45%	9.62%	12.15%
2024	524	$ 79,833	$150.57	$161.06	0.00%	1.45%	2.21%	12.45%	14.11%
2023	572	$ 77,302	$134.44	$141.15	0.00%	1.34%	1.30%	16.63%	18.22%
2022	601	$ 69,451	$115.27	$119.40	0.00%	1.34%	0.84%	(19.44)%	(18.35)%
2021	583	$ 83,648	$143.08	$146.23	0.00%	1.34%	2.52%	15.23%	16.81%

EQ/All Asset Growth Allocation (Class IB)
2025	144	$ 38,180	$216.64	$255.34	0.00%	1.45%	1.32%	14.82%	17.20%
2024	410	$ 93,490	$184.85	$221.07	0.00%	1.45%	2.27%	9.54%	11.17%
2023	442	$ 92,230	$201.81	$239.94	0.25%	1.45%	1.83%	12.51%	13.88%
2022	475	$ 87,828	$179.37	$210.70	0.25%	1.45%	1.30%	(15.71)%	(14.69)%
2021	484	$ 106,161	$212.81	$246.98	0.25%	1.45%	3.94%	9.32%	10.65%

EQ/American Century Mid Cap Value (Class IB)
2025	602	$ 166,454	$177.66	$232.32	0.00%	1.45%	1.19%	7.05%	8.73%
2024	950	$ 260,617	$165.80	$213.66	0.00%	1.45%	1.83%	6.75%	8.34%
2023	975	$ 247,091	$155.31	$197.22	0.00%	1.45%	1.72%	4.47%	6.00%
2022	960	$ 229,777	$148.67	$186.06	0.00%	1.45%	2.97%	(2.91)%	(1.49)%
2021	906	$ 223,775	$153.13	$188.88	0.00%	1.45%	1.16%	21.22%	23.01%

EQ/Balanced Strategy (Class IB)
2025	819	$ 164,275	$180.00	$181.58	0.00%	1.45%	2.09%	7.97%	10.07%
2024	1,082	$ 197,674	$163.53	$167.39	0.00%	1.45%	2.58%	7.56%	9.14%
2023	1,181	$ 200,352	$149.83	$155.63	0.00%	1.45%	1.51%	11.59%	13.22%
2022	1,258	$ 191,003	$132.33	$139.47	0.00%	1.45%	0.92%	(16.79)%	(15.56)%
2021	1,338	$ 244,542	$156.72	$167.61	0.00%	1.45%	2.17%	7.90%	9.49%

EQ/Capital Group Research (Class IB)
2025	569	$ 364,224	$677.08	$780.49	0.50%	1.45%	0.43%	16.52%	19.23%
2024	684	$ 371,104	$573.34	$654.60	0.50%	1.45%	1.62%	27.98%	29.22%
2023	750	$ 318,293	$448.00	$506.59	0.50%	1.45%	0.34%	21.21%	22.37%
2022	803	$ 281,644	$369.61	$413.97	0.50%	1.45%	0.17%	(20.15)%	(19.38)%
2021	835	$ 367,870	$462.90	$513.51	0.50%	1.45%	0.00%	21.28%	22.45%

EQ/ClearBridge Large Cap Growth ESG (Class IB)
2025	282	$ 153,273	$ 99.86	$520.94	0.00%	1.45%	0.00%	(2.72)%	4.52%
2024	359	$ 184,150	$490.86	$594.93	0.70%	1.45%	0.00%	24.91%	25.86%
2023	406	$ 166,346	$392.98	$472.69	0.70%	1.45%	0.00%	43.77%	44.86%
2022	451	$ 128,293	$273.34	$326.30	0.70%	1.45%	0.00%	(33.10)%	(32.59)%
2021	478	$ 203,115	$408.57	$484.06	0.70%	1.45%	0.00%	19.95%	20.87%

EQ/ClearBridge Select Equity Managed Volatility (Class IB)
2025	120	$ 41,760	$316.33	$341.76	0.00%	1.45%	0.12%	4.54%	7.64%
2024	165	$ 54,453	$293.89	$322.19	0.00%	1.45%	0.32%	20.65%	22.43%
2023	178	$ 48,537	$240.04	$267.04	0.00%	1.45%	0.60%	22.81%	24.61%
2022	183	$ 40,723	$192.64	$217.45	0.00%	1.45%	0.36%	(28.12)%	(27.06)%
2021	185	$ 57,622	$264.12	$302.53	0.00%	1.45%	0.45%	23.31%	25.12%

FSA-118

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/Common Stock Index (Class IA)
2025	1,466	$2,255,317	$477.58	$749.86	0.70%	1.45%	0.56%	13.34%	15.49%
2024	1,893	$2,518,010	$416.68	$649.30	0.70%	1.45%	0.74%	21.28%	22.21%
2023	2,125	$2,322,667	$343.57	$531.32	0.70%	1.45%	1.10%	23.32%	24.26%
2022	2,326	$2,054,392	$278.59	$427.59	0.70%	1.45%	0.76%	(20.66)%	(20.05)%
2021	2,511	$2,785,672	$351.13	$534.85	0.70%	1.45%	0.68%	23.12%	24.05%

EQ/Common Stock Index (Class IB)
2025	477	$ 222,382	$360.01	$431.64	0.00%	1.30%	0.56%	13.52%	16.29%
2024	959	$ 395,723	$309.58	$376.01	0.00%	1.30%	0.74%	21.48%	23.07%
2023	986	$ 333,483	$251.55	$309.52	0.00%	1.30%	1.10%	23.53%	25.13%
2022	986	$ 269,305	$201.03	$250.57	0.00%	1.30%	0.76%	(20.52)%	(19.49)%
2021	987	$ 337,941	$249.69	$315.28	0.00%	1.30%	0.68%	23.32%	24.93%

EQ/Conservative Allocation (Class IB)
2025	324	$ 49,730	$135.14	$146.75	0.00%	1.45%	2.34%	5.74%	7.49%
2024	577	$ 82,673	$125.72	$138.54	0.00%	1.45%	2.98%	3.11%	4.64%
2023	626	$ 86,447	$120.15	$134.36	0.00%	1.45%	2.32%	6.39%	7.94%
2022	673	$ 86,806	$111.31	$126.29	0.00%	1.45%	1.40%	(13.86)%	(12.60)%
2021	712	$ 106,787	$127.35	$146.61	0.00%	1.45%	1.41%	1.22%	2.71%

EQ/Conservative Growth Strategy (Class IB)
2025	154	$ 26,735	$161.65	$163.76	0.00%	1.34%	2.01%	7.52%	9.36%
2024	269	$ 42,434	$149.74	$149.81	0.00%	1.34%	2.83%	6.18%	7.63%
2023	269	$ 40,101	$139.12	$141.09	0.00%	1.34%	1.57%	10.09%	11.58%
2022	277	$ 37,479	$124.68	$128.16	0.00%	1.34%	0.95%	(15.66)%	(14.52)%
2021	282	$ 44,995	$151.96	$168.94	0.25%	1.34%	1.59%	5.65%	6.82%

EQ/Conservative Strategy (Class IB)
2025	77	$ 10,353	$123.61	$135.18	0.00%	1.34%	2.56%	6.26%	7.84%
2024	110	$ 13,481	$116.17	$125.35	0.00%	1.34%	2.89%	3.38%	4.79%
2023	121	$ 14,408	$112.37	$119.62	0.00%	1.34%	1.75%	6.84%	8.29%
2022	112	$ 12,459	$105.18	$110.46	0.00%	1.34%	1.05%	(13.45)%	(12.27)%
2021	104	$ 13,257	$121.52	$125.91	0.00%	1.34%	1.08%	1.09%	2.46%

EQ/Conservative-Plus Allocation (Class IB)
2025	632	$ 125,749	$161.02	$188.87	0.00%	1.45%	2.00%	7.06%	9.03%
2024	1,108	$ 202,487	$147.69	$175.77	0.00%	1.45%	2.68%	5.47%	7.03%
2023	1,191	$ 205,614	$137.99	$166.66	0.00%	1.45%	2.03%	9.32%	10.92%
2022	1,238	$ 194,742	$124.40	$152.45	0.00%	1.45%	1.26%	(15.79)%	(14.55)%
2021	1,290	$ 240,230	$145.58	$181.03	0.00%	1.45%	2.09%	5.18%	6.73%

EQ/Core Bond Index (Class IB)
2025	840	$ 102,572	$115.47	$117.30	0.00%	1.45%	2.57%	4.86%	6.44%
2024	1,205	$ 139,835	$110.12	$110.25	0.00%	1.45%	2.55%	0.93%	2.42%
2023	1,138	$ 130,145	$107.64	$109.11	0.00%	1.45%	2.13%	3.05%	4.56%
2022	1,109	$ 122,602	$102.95	$105.88	0.00%	1.45%	1.62%	(10.07)%	(8.74)%
2021	1,123	$ 137,703	$112.81	$117.73	0.00%	1.45%	1.44%	(3.52)%	(2.09)%

EQ/Core Plus Bond (Class IA)
2025	343	$ 60,571	$102.51	$135.72	0.70%	1.45%	4.66%	6.69%	7.70%
2024	378	$ 62,457	$ 95.91	$126.02	0.70%	1.45%	5.03%	(2.12)%	(1.38)%
2023	397	$ 67,041	$ 97.99	$127.78	0.70%	1.45%	2.37%	3.02%	3.79%
2022	410	$ 66,853	$ 95.12	$123.11	0.70%	1.45%	2.38%	(14.20)%	(13.54)%
2021	431	$ 81,821	$110.86	$142.39	0.70%	1.45%	1.59%	(3.10)%	(2.37)%

FSA-119

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/Core Plus Bond (Class IB)
2025	272	$ 30,755	$102.33	$122.53	0.00%	1.30%	4.66%	7.01%	8.60%
2024	462	$ 47,884	$ 95.45	$112.83	0.00%	1.30%	5.03%	(1.96)%	(0.67)%
2023	460	$ 48,665	$ 97.36	$113.59	0.00%	1.30%	2.37%	3.18%	4.53%
2022	453	$ 46,497	$ 94.36	$108.67	0.00%	1.30%	2.38%	(14.05)%	(12.94)%
2021	452	$ 53,761	$109.79	$171.41	0.25%	1.30%	1.59%	(2.94)%	(1.93)%

EQ/Emerging Markets Equity PLUS (Class IB)
2025	213	$ 29,137	$132.23	$192.34	0.00%	1.45%	1.89%	31.44%	33.45%
2024	328	$ 34,186	$100.54	$144.13	0.00%	1.45%	2.17%	2.46%	3.97%
2023	332	$ 33,375	$ 98.13	$138.63	0.00%	1.45%	2.58%	8.77%	10.37%
2022	304	$ 28,254	$ 90.22	$125.60	0.00%	1.45%	2.20%	(18.77)%	(17.58)%
2021	269	$ 30,400	$111.07	$152.39	0.00%	1.45%	1.31%	(2.02)%	(0.58)%

EQ/Equity 500 Index (Class IA)
2025	1,378	$2,016,282	$562.80	$876.15	0.70%	1.45%	0.62%	14.36%	16.42%
2024	1,562	$1,984,507	$487.11	$752.60	0.70%	1.45%	0.89%	22.50%	23.44%
2023	1,649	$1,706,712	$397.63	$609.68	0.70%	1.45%	1.14%	23.76%	24.70%
2022	1,703	$1,424,313	$321.29	$488.93	0.70%	1.45%	1.08%	(19.72)%	(19.11)%
2021	1,743	$1,817,257	$400.20	$604.42	0.70%	1.45%	0.87%	26.12%	27.08%

EQ/Equity 500 Index (Class IB)
2025	2,406	$1,383,167	$382.83	$502.19	0.00%	1.30%	0.62%	14.54%	17.23%
2024	5,042	$2,505,553	$326.56	$433.96	0.00%	1.30%	0.89%	22.71%	24.31%
2023	4,688	$1,891,832	$262.69	$353.65	0.00%	1.30%	1.14%	23.96%	25.57%
2022	4,194	$1,359,501	$209.19	$285.29	0.00%	1.30%	1.08%	(19.58)%	(18.54)%
2021	3,680	$1,477,455	$256.80	$354.77	0.00%	1.30%	0.87%	26.33%	27.98%

EQ/Fidelity Institutional AM® Large Cap (Class IB)
2025	1,045	$ 611,109	$386.32	$473.39	0.00%	1.45%	0.28%	15.29%	18.35%
2024	1,733	$ 852,715	$326.43	$405.88	0.00%	1.45%	0.37%	22.70%	24.51%
2023	1,810	$ 726,220	$262.17	$330.80	0.00%	1.45%	0.45%	29.49%	31.38%
2022	1,851	$ 573,675	$199.55	$255.47	0.00%	1.45%	0.51%	(22.21)%	(21.06)%
2021	1,824	$ 725,547	$252.79	$328.40	0.00%	1.45%	0.39%	23.40%	25.22%

EQ/Franklin Rising Dividends (Class IB)
2025	149	$ 29,940	$201.11	$201.84	1.20%	1.25%	0.73%	10.03%	10.49%
2024	172	$ 31,233	$182.10	$182.67	1.20%	1.25%	0.87%	9.40%	9.45%
2023	175	$ 29,255	$166.46	$166.90	1.20%	1.25%	1.12%	10.73%	10.79%
2022	172	$ 25,985	$150.33	$150.65	1.20%	1.25%	0.81%	(11.73)%	(11.68)%
2021	152	$ 25,837	$170.30	$170.58	1.20%	1.25%	0.71%	25.19%	25.26%

EQ/Franklin Small Cap Value Managed Volatility (Class IB)
2025	70	$ 18,602	$224.14	$258.02	0.00%	1.34%	0.85%	4.66%	7.04%
2024	94	$ 23,897	$209.39	$244.32	0.00%	1.34%	1.22%	9.59%	11.08%
2023	97	$ 22,596	$188.50	$222.94	0.00%	1.34%	1.13%	12.52%	14.05%
2022	101	$ 20,876	$165.28	$198.13	0.00%	1.34%	0.44%	(18.20)%	(17.09)%
2021	104	$ 25,749	$199.36	$242.22	0.00%	1.34%	0.37%	18.03%	19.64%

EQ/Global Equity Managed Volatility (Class IB)
2025	755	$ 367,747	$245.07	$622.80	0.00%	1.45%	0.77%	16.69%	19.13%
2024	939	$ 399,689	$205.71	$530.45	0.00%	1.45%	1.24%	10.98%	12.63%
2023	1,017	$ 387,371	$182.65	$477.96	0.00%	1.45%	0.88%	19.58%	21.33%
2022	1,066	$ 339,266	$150.54	$399.70	0.00%	1.45%	0.35%	(22.09)%	(20.94)%
2021	1,094	$ 445,838	$190.42	$513.03	0.00%	1.45%	0.89%	14.21%	15.89%

FSA-120

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/Goldman Sachs Mid Cap Value (Class IB)
2025	236	$ 73,428	$242.03	$283.88	0.00%	1.45%	0.89%	6.83%	9.21%
2024	338	$ 99,059	$221.62	$263.77	0.00%	1.45%	0.80%	10.28%	11.91%
2023	343	$ 91,432	$198.03	$239.18	0.00%	1.45%	0.75%	9.62%	11.22%
2022	345	$ 82,590	$178.05	$218.20	0.00%	1.45%	0.63%	(11.90)%	(10.61)%
2021	332	$ 90,148	$199.18	$247.68	0.00%	1.45%	0.26%	28.61%	30.50%

EQ/Growth Strategy (Class IB)
2025	6	$ 1,627	$276.51	$283.44	1.10%	1.25%	1.72%	10.07%	10.24%
2024	8	$ 1,806	$251.21	$257.12	1.10%	1.25%	2.43%	10.97%	11.14%
2023	8	$ 1,647	$226.37	$231.34	1.10%	1.25%	1.41%	15.05%	15.22%
2022	8	$ 1,451	$196.76	$200.78	1.10%	1.25%	0.86%	(18.47)%	(18.34)%
2021	8	$ 1,804	$241.32	$245.87	1.10%	1.25%	2.25%	12.90%	13.07%

EQ/Intermediate Government Bond (Class IA)
2025	160	$ 27,176	$134.25	$172.07	0.70%	1.45%	2.85%	3.99%	4.82%
2024	184	$ 29,698	$129.10	$164.22	0.70%	1.45%	2.46%	0.91%	1.68%
2023	196	$ 31,382	$127.93	$161.50	0.70%	1.45%	2.71%	2.37%	3.15%
2022	196	$ 30,182	$124.97	$156.57	0.70%	1.45%	0.91%	(8.98)%	(8.29)%
2021	208	$ 35,700	$137.30	$170.72	0.70%	1.45%	0.69%	(3.55)%	(2.82)%

EQ/Intermediate Government Bond (Class IB)
2025	58	$ 7,129	$105.64	$111.18	0.00%	1.30%	2.85%	4.28%	5.63%
2024	78	$ 9,248	$101.35	$105.29	0.00%	1.30%	2.46%	1.08%	2.40%
2023	82	$ 10,047	$100.27	$102.82	0.00%	1.30%	2.71%	2.54%	3.87%
2022	82	$ 9,523	$ 97.79	$ 98.99	0.00%	1.30%	0.91%	(8.83)%	(7.64)%
2021	95	$ 12,021	$107.18	$107.26	0.00%	1.30%	0.69%	(3.39)%	(2.13)%

EQ/International Core Managed Volatility (Class IB)
2025	679	$141,882	$198.99	$247.69	0.00%	1.45%	1.19%	24.23%	26.14%
2024	967	$163,040	$157.86	$199.38	0.00%	1.45%	2.15%	1.78%	3.28%
2023	1,018	$168,378	$152.84	$195.90	0.00%	1.45%	1.75%	15.09%	16.78%
2022	1,064	$152,486	$114.87	$170.21	0.40%	1.45%	1.24%	(15.36)%	(14.46)%
2021	1,081	$182,595	$134.29	$201.11	0.40%	1.45%	2.29%	8.44%	9.59%

EQ/International Equity Index (Class IA)
2025	1,513	$385,794	$194.23	$268.38	0.70%	1.45%	3.32%	29.58%	30.70%
2024	1,688	$331,511	$149.89	$205.55	0.70%	1.45%	3.00%	3.34%	4.13%
2023	1,796	$340,660	$145.05	$197.40	0.70%	1.45%	2.94%	17.34%	18.22%
2022	1,877	$302,628	$123.62	$166.97	0.70%	1.45%	2.56%	(13.18)%	(12.52)%
2021	1,899	$352,221	$142.39	$190.87	0.70%	1.45%	3.25%	9.34%	10.17%

EQ/International Equity Index (Class IB)
2025	605	$125,059	$149.56	$212.04	0.00%	1.30%	3.32%	29.80%	31.63%
2024	1,189	$185,363	$115.22	$161.25	0.00%	1.30%	3.00%	3.51%	4.87%
2023	982	$147,190	$111.31	$153.76	0.00%	1.30%	2.94%	17.54%	19.06%
2022	790	$ 99,993	$ 94.70	$129.15	0.00%	1.30%	2.56%	(13.04)%	(11.90)%
2021	598	$ 86,293	$108.90	$146.60	0.00%	1.30%	3.25%	9.51%	10.94%

EQ/International Managed Volatility (Class IB)
2025	83	$ 15,781	$190.96	$192.59	0.00%	1.34%	1.83%	24.12%	25.89%
2024	131	$ 20,059	$151.69	$155.06	0.00%	1.34%	2.59%	1.29%	2.67%
2023	133	$ 19,925	$147.74	$153.09	0.00%	1.34%	2.33%	15.33%	16.88%
2022	128	$ 16,636	$126.40	$132.74	0.00%	1.34%	1.15%	(16.13)%	(14.99)%
2021	117	$ 18,230	$158.27	$167.96	0.25%	1.34%	3.23%	9.17%	10.38%

FSA-121

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/International Value Managed Volatility (Class IB)
2025	802	$ 171,033	$187.51	$225.45	0.00%	1.45%	2.13%	24.86%	27.30%
2024	953	$ 162,818	$147.99	$180.56	0.00%	1.45%	2.33%	(0.04)%	1.43%
2023	1,011	$ 172,543	$145.90	$180.64	0.00%	1.45%	2.10%	16.88%	18.59%
2022	1,058	$ 154,418	$123.03	$154.55	0.00%	1.45%	1.58%	(14.91)%	(13.66)%
2021	1,079	$ 184,386	$174.47	$181.63	0.25%	1.45%	2.17%	8.71%	10.04%

EQ/Invesco Comstock (Class IB)
2025	329	$ 135,865	$298.30	$397.33	0.00%	1.45%	1.14%	14.36%	16.93%
2024	458	$ 163,483	$255.12	$344.82	0.00%	1.45%	1.46%	13.18%	14.85%
2023	480	$ 151,602	$222.13	$304.67	0.00%	1.45%	1.59%	10.38%	12.00%
2022	515	$ 146,664	$198.33	$276.02	0.00%	1.45%	1.62%	(0.95)%	0.51%
2021	519	$ 148,952	$197.33	$278.66	0.00%	1.45%	1.14%	31.08%	33.00%

EQ/Invesco Global (Class IB)
2025	731	$ 255,519	$276.19	$335.51	0.00%	1.45%	0.00%	12.53%	15.42%
2024	1,233	$ 377,936	$239.30	$294.96	0.00%	1.45%	0.00%	14.12%	15.81%
2023	1,255	$ 335,957	$206.64	$258.47	0.00%	1.45%	0.00%	31.89%	33.83%
2022	1,234	$ 249,495	$154.40	$195.97	0.00%	1.45%	0.00%	(33.01)%	(32.02)%
2021	1,170	$ 352,276	$227.14	$292.52	0.00%	1.45%	0.00%	13.41%	15.07%

EQ/Invesco Global Real Assets (Class IB)
2025	362	$ 74,741	$161.59	$171.36	0.00%	1.45%	2.14%	13.62%	15.96%
2024	549	$ 99,136	$139.35	$149.94	0.00%	1.45%	2.27%	(1.22)%	0.24%
2023	576	$ 104,808	$139.01	$151.79	0.00%	1.45%	2.22%	8.54%	10.13%
2022	577	$ 96,588	$126.22	$139.85	0.00%	1.45%	1.62%	(10.32)%	(9.00)%
2021	590	$ 109,607	$138.70	$155.94	0.00%	1.45%	3.05%	19.25%	21.00%

EQ/Janus Enterprise (Class IB)
2025	1,014	$ 480,758	$283.79	$483.40	0.00%	1.45%	0.00%	5.57%	8.05%
2024	1,440	$ 647,345	$262.64	$453.94	0.00%	1.45%	0.01%	12.48%	14.14%
2023	1,506	$ 601,690	$230.10	$403.58	0.00%	1.45%	0.03%	15.33%	17.02%
2022	1,535	$ 530,551	$196.63	$349.94	0.00%	1.45%	0.00%	(17.79)%	(16.58)%
2021	1,544	$ 649,747	$235.72	$425.67	0.00%	1.45%	0.10%	15.15%	16.84%

EQ/JPMorgan Growth Stock (Class IB)
2025	1,818	$1,148,964	$389.56	$604.44	0.00%	1.45%	0.00%	11.05%	14.75%
2024	2,861	$1,591,836	$339.49	$534.49	0.00%	1.45%	0.00%	31.83%	33.78%
2023	2,975	$1,249,813	$253.76	$405.44	0.00%	1.45%	0.00%	44.21%	46.32%
2022	2,957	$ 857,839	$173.43	$281.14	0.00%	1.45%	0.00%	(39.53)%	(38.64)%
2021	2,844	$1,358,397	$282.63	$464.91	0.00%	1.45%	0.00%	12.18%	13.83%

EQ/JPMorgan Value Opportunities (Class IB)
2025	817	$ 415,089	$312.96	$436.95	0.00%	1.45%	0.96%	12.39%	15.41%
2024	1,119	$ 487,244	$271.18	$384.19	0.00%	1.45%	1.18%	13.74%	15.43%
2023	1,103	$ 421,450	$234.94	$337.77	0.00%	1.45%	1.47%	9.31%	10.92%
2022	1,031	$ 361,316	$211.81	$308.99	0.00%	1.45%	1.12%	(1.22)%	0.23%
2021	899	$ 320,956	$211.33	$312.81	0.00%	1.45%	0.72%	21.41%	23.20%

EQ/Large Cap Core Managed Volatility (Class IB)
2025	90	$ 37,164	$338.86	$394.97	0.00%	1.45%	0.70%	7.87%	10.88%
2024	123	$ 46,869	$305.62	$361.47	0.00%	1.45%	0.99%	21.83%	23.64%
2023	131	$ 40,965	$247.19	$296.69	0.00%	1.45%	1.75%	22.14%	23.94%
2022	138	$ 35,115	$199.45	$242.90	0.00%	1.45%	0.01%	(19.58)%	(18.40)%
2021	143	$ 44,902	$302.03	$371.60	0.25%	1.45%	0.40%	25.47%	27.00%

FSA-122

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/Large Cap Growth Index (Class IB)
2025	1,154	$ 665,129	$506.11	$535.68	0.00%	1.45%	0.00%	14.40%	17.74%
2024	1,738	$ 859,504	$429.87	$461.68	0.00%	1.45%	0.04%	30.40%	32.32%
2023	1,745	$ 660,246	$324.86	$354.06	0.00%	1.45%	0.25%	39.54%	41.58%
2022	1,709	$ 461,729	$229.46	$253.74	0.00%	1.45%	0.24%	(30.57)%	(29.54)%
2021	1,689	$ 654,538	$325.68	$365.46	0.00%	1.45%	0.05%	24.89%	26.72%

EQ/Large Cap Growth Managed Volatility (Class IB)
2025	1,189	$1,009,067	$417.91	$557.28	0.00%	1.45%	0.09%	7.94%	11.07%
2024	1,491	$1,127,716	$376.27	$509.12	0.00%	1.45%	0.34%	28.22%	30.11%
2023	1,634	$ 960,814	$289.19	$397.08	0.00%	1.45%	0.41%	36.98%	38.98%
2022	1,743	$ 746,927	$208.08	$289.89	0.00%	1.45%	0.07%	(31.60)%	(30.59)%
2021	1,833	$1,147,351	$299.77	$423.79	0.00%	1.45%	0.00%	22.57%	24.38%

EQ/Large Cap Value Index (Class IB)
2025	743	$ 156,171	$197.25	$253.01	0.00%	1.45%	1.03%	12.47%	15.00%
2024	1,160	$ 212,565	$174.05	$220.01	0.00%	1.45%	1.52%	11.89%	13.55%
2023	1,130	$ 183,902	$155.55	$193.76	0.00%	1.45%	1.68%	9.13%	10.73%
2022	1,082	$ 160,655	$142.54	$174.98	0.00%	1.45%	1.52%	(9.56)%	(8.23)%
2021	980	$ 160,277	$157.60	$190.67	0.00%	1.45%	1.32%	22.47%	24.28%

EQ/Large Cap Value Managed Volatility (Class IB)
2025	2,454	$ 791,028	$248.01	$332.74	0.00%	1.45%	1.30%	8.26%	10.63%
2024	2,920	$ 862,693	$224.17	$305.18	0.00%	1.45%	1.54%	12.47%	14.13%
2023	334	$ 90,874	$189.78	$196.41	0.00%	1.30%	1.61%	12.51%	13.97%
2022	361	$ 86,792	$168.68	$172.34	0.00%	1.30%	1.26%	(12.73)%	(11.60)%
2021	384	$ 105,516	$193.29	$194.95	0.00%	1.30%	0.95%	23.22%	24.83%

EQ/Lazard Emerging Markets Equity (Class IB)
2025	1,334	$ 235,065	$151.69	$227.83	0.00%	1.45%	3.27%	39.97%	42.08%
2024	2,268	$ 284,607	$108.37	$160.41	0.00%	1.45%	3.96%	5.78%	7.35%
2023	2,352	$ 278,190	$102.45	$149.43	0.00%	1.45%	3.98%	19.95%	21.71%
2022	2,397	$ 235,538	$ 85.41	$122.78	0.00%	1.45%	4.23%	(16.12)%	(14.89)%
2021	2,323	$ 271,585	$101.83	$144.26	0.00%	1.45%	2.70%	4.33%	5.86%

EQ/Loomis Sayles Growth (Class IB)
2025	180	$ 137,826	$463.05	$771.20	0.00%	1.45%	0.00%	9.79%	13.10%
2024	223	$ 150,024	$409.43	$691.93	0.00%	1.45%	0.00%	31.82%	33.77%
2023	243	$ 125,387	$306.08	$524.91	0.00%	1.45%	0.00%	41.67%	43.74%
2022	252	$ 91,946	$212.94	$370.52	0.00%	1.45%	0.00%	(29.03)%	(27.99)%
2021	266	$ 136,151	$295.69	$522.09	0.00%	1.45%	0.00%	14.50%	16.18%

EQ/MFS International Growth (Class IB)
2025	836	$ 301,169	$246.99	$341.29	0.00%	1.45%	0.77%	19.19%	21.38%
2024	1,393	$ 416,670	$204.21	$286.33	0.00%	1.45%	0.76%	7.19%	8.77%
2023	1,402	$ 389,415	$187.74	$267.13	0.00%	1.45%	1.28%	12.73%	14.38%
2022	1,361	$ 333,404	$164.13	$236.96	0.00%	1.45%	1.11%	(16.42)%	(15.19)%
2021	948	$ 274,960	$193.53	$283.51	0.00%	1.45%	0.24%	7.84%	9.43%

EQ/MFS International Intrinsic Value (Class IB)
2025	1,735	$ 616,211	$255.46	$297.69	0.00%	1.45%	1.06%	30.97%	32.94%
2024	2,953	$ 792,751	$192.16	$227.22	0.00%	1.45%	1.45%	5.44%	6.99%
2023	3,015	$ 766,508	$179.60	$215.50	0.00%	1.45%	1.29%	15.66%	17.35%
2022	2,992	$ 656,461	$153.04	$186.33	0.00%	1.45%	0.44%	(24.91)%	(23.81)%
2021	2,831	$ 825,653	$200.86	$248.14	0.00%	1.45%	0.37%	8.64%	10.24%

FSA-123

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/MFS Mid Cap Focused Growth (Class IB)
2025	710	$ 245,556	$334.01	$413.65	0.00%	1.45%	0.00%	2.50%	5.60%
2024	1,058	$ 351,319	$320.97	$391.73	0.00%	1.45%	0.00%	12.82%	14.49%
2023	1,053	$ 309,132	$284.50	$342.16	0.00%	1.45%	0.00%	20.55%	22.32%
2022	1,039	$ 252,038	$236.00	$279.72	0.00%	1.45%	0.00%	(28.11)%	(27.06)%
2021	1,001	$ 337,721	$328.29	$383.48	0.00%	1.45%	0.00%	17.15%	18.87%

EQ/MFS Technology (Class IB)
2025	500	$ 492,855	$567.80	$762.29	0.00%	1.45%	0.00%	12.64%	16.25%
2024	759	$ 660,929	$488.43	$665.38	0.00%	1.45%	0.00%	34.08%	36.06%
2023	709	$ 461,477	$358.98	$496.25	0.00%	1.45%	0.00%	51.88%	54.11%
2022	669	$ 286,940	$232.94	$326.73	0.00%	1.45%	0.00%	(37.22)%	(36.29)%
2021	621	$ 426,069	$365.64	$520.41	0.00%	1.45%	0.00%	12.14%	13.79%

EQ/MFS Utilities Series (Class IB)
2025	308	$ 94,796	$220.87	$242.77	0.00%	1.45%	1.99%	11.03%	14.65%
2024	532	$ 144,340	$192.64	$214.86	0.00%	1.45%	1.49%	9.61%	11.23%
2023	563	$ 139,535	$173.19	$196.02	0.00%	1.45%	2.06%	(3.78)%	(2.37)%
2022	582	$ 149,086	$177.39	$253.00	0.00%	1.34%	5.11%	(0.90)%	0.44%
2021	580	$ 149,916	$176.61	$205.80	0.00%	1.45%	1.22%	12.26%	13.91%

EQ/Mid Cap Index (Class IB)
2025	2,358	$ 921,745	$252.35	$377.79	0.00%	1.45%	0.74%	4.24%	6.83%
2024	3,329	$1,234,189	$236.21	$358.83	0.00%	1.45%	0.89%	11.55%	13.19%
2023	3,347	$1,106,765	$208.68	$321.69	0.00%	1.45%	1.05%	14.08%	15.75%
2022	3,281	$ 945,957	$180.28	$281.99	0.00%	1.45%	1.00%	(14.86)%	(13.61)%
2021	3,184	$1,074,260	$208.68	$331.21	0.00%	1.45%	0.64%	22.09%	23.88%

EQ/Mid Cap Value Managed Volatility (Class IB)
2025	942	$ 420,005	$213.80	$346.55	0.00%	1.45%	1.11%	2.80%	4.96%
2024	1,165	$ 494,550	$203.70	$335.05	0.00%	1.45%	1.37%	10.04%	11.67%
2023	1,259	$ 485,530	$182.42	$304.48	0.00%	1.45%	1.45%	11.56%	13.19%
2022	1,326	$ 457,350	$161.16	$272.94	0.00%	1.45%	0.93%	(15.81)%	(14.57)%
2021	1,392	$ 569,858	$324.18	$527.21	0.25%	1.45%	0.57%	25.55%	27.08%

EQ/Moderate Allocation (Class IA)
2025	5,296	$ 792,311	$234.21	$331.17	0.70%	1.45%	2.01%	8.09%	9.53%
2024	6,573	$ 910,826	$215.73	$302.35	0.70%	1.45%	2.62%	6.34%	7.16%
2023	7,236	$ 936,706	$202.87	$281.37	0.70%	1.45%	1.91%	10.72%	11.57%
2022	7,774	$ 901,414	$183.22	$252.20	0.70%	1.45%	1.24%	(16.69)%	(16.06)%
2021	8,302	$1,144,684	$219.92	$300.44	0.70%	1.45%	2.57%	6.85%	7.66%

EQ/Moderate Allocation (Class IB)
2025	1,263	$ 297,170	$174.45	$178.73	0.00%	1.30%	2.01%	8.32%	10.22%
2024	2,796	$ 606,819	$158.28	$164.28	0.00%	1.30%	2.62%	6.52%	7.92%
2023	2,917	$ 591,128	$146.67	$154.22	0.00%	1.30%	1.91%	10.91%	12.35%
2022	2,995	$ 544,102	$130.55	$139.05	0.00%	1.30%	1.24%	(16.56)%	(15.47)%
2021	3,010	$ 652,034	$154.44	$166.64	0.00%	1.30%	2.57%	7.03%	8.42%

EQ/Moderate Growth Strategy (Class IB)
2025	448	$ 98,231	$198.01	$210.47	0.00%	1.34%	1.67%	8.70%	10.81%
2024	762	$ 150,910	$178.69	$189.81	0.00%	1.45%	2.59%	9.14%	10.75%
2023	755	$ 136,394	$161.34	$173.92	0.00%	1.45%	1.51%	13.21%	14.87%
2022	727	$ 115,531	$140.46	$153.63	0.00%	1.45%	0.94%	(17.69)%	(16.48)%
2021	688	$ 132,673	$168.18	$186.65	0.00%	1.45%	2.10%	10.25%	11.88%

FSA-124

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/Moderate-Plus Allocation (Class IB)
2025	3,234	$ 971,804	$208.34	$286.96	0.00%	1.45%	1.61%	9.16%	11.50%
2024	5,098	$1,388,864	$186.85	$261.14	0.00%	1.45%	2.40%	9.16%	10.77%
2023	5,420	$1,347,088	$168.68	$239.23	0.00%	1.45%	1.66%	13.66%	15.33%
2022	5,543	$1,207,694	$146.26	$210.48	0.00%	1.45%	1.06%	(18.26)%	(17.06)%
2021	5,635	$1,497,545	$176.34	$257.50	0.00%	1.45%	3.47%	11.04%	12.68%

EQ/Money Market (Class IA)
2025	2,360	$ 58,378	$ 1.19	$113.22	0.00%	1.45%	3.59%	2.07%	3.48%
2024	2,055	$ 54,424	$ 1.15	$110.90	0.00%	1.45%	4.53%	3.15%	4.68%
2023	2,378	$ 50,249	$ 1.09	$107.51	0.00%	1.45%	4.36%	2.95%	3.81%
2022	1,861	$ 41,073	$ 1.05	$104.43	0.00%	1.45%	1.07%	(0.37)%	0.96%
2021	1,679	$ 39,190	$ 1.04	$104.82	0.00%	1.45%	0.00%	(1.26)%	0.97%

EQ/Money Market (Class IB)
2025	5,157	$ 41,882	$ 99.84	$118.72	0.00%	1.30%	3.59%	2.31%	3.66%
2024	9,415	$ 67,124	$ 97.57	$114.53	0.00%	1.30%	4.53%	3.31%	4.67%
2023	8,750	$ 61,165	$ 1.09	$ 94.44	0.00%	1.30%	4.36%	3.11%	3.81%
2022	8,607	$ 53,508	$ 1.05	$ 91.59	0.00%	1.30%	1.07%	(0.20)%	0.96%
2021	8,888	$ 44,146	$ 1.04	$ 91.77	0.00%	1.30%	0.00%	(1.11)%	0.97%

EQ/Morgan Stanley Small Cap Growth (Class IB)
2025	537	$ 87,607	$165.23	$179.34	0.00%	1.45%	0.27%	2.15%	7.39%
2024	604	$ 92,308	$156.12	$167.00	0.00%	1.45%	0.01%	18.97%	20.73%
2023	644	$ 82,897	$131.23	$138.33	0.00%	1.45%	0.00%	32.46%	34.41%
2022	642	$ 62,580	$ 99.07	$102.92	0.00%	1.45%	0.01%	(44.97)%	(44.16)%
2021	635	$ 111,721	$180.04	$184.32	0.00%	1.45%	0.00%	1.27%	2.75%

EQ/PIMCO Global Real Return (Class IB)
2025	350	$ 37,587	$102.34	$125.38	0.00%	1.45%	1.12%	4.06%	5.57%
2024	566	$ 58,016	$ 98.42	$118.83	0.00%	1.45%	0.51%	(1.74)%	(0.29)%
2023	588	$ 61,096	$100.16	$119.17	0.00%	1.45%	1.39%	2.62%	4.13%
2022	607	$ 60,973	$ 97.60	$114.44	0.00%	1.45%	9.79%	(17.37)%	(16.16)%
2021	597	$ 72,522	$118.12	$136.50	0.00%	1.45%	10.80%	2.51%	4.02%

EQ/PIMCO Ultra Short Bond (Class IB)
2025	490	$ 56,544	$110.10	$125.91	0.00%	1.45%	3.59%	2.94%	4.47%
2024	663	$ 74,234	$106.93	$120.52	0.00%	1.45%	4.52%	4.30%	5.85%
2023	677	$ 72,388	$102.52	$128.50	0.25%	1.45%	4.00%	4.10%	5.36%
2022	694	$ 71,163	$ 98.48	$121.96	0.25%	1.45%	1.35%	(2.05)%	(0.85)%
2021	720	$ 75,357	$100.54	$123.01	0.25%	1.45%	0.42%	(1.89)%	(0.70)%

EQ/Quality Bond PLUS (Class IA)
2025	216	$ 38,120	$136.23	$177.25	0.70%	1.45%	3.22%	4.78%	5.66%
2024	242	$ 40,581	$130.02	$167.88	0.70%	1.45%	2.99%	0.29%	1.06%
2023	254	$ 42,575	$129.64	$166.12	0.70%	1.45%	2.12%	2.72%	3.49%
2022	262	$ 42,613	$126.21	$160.52	0.70%	1.45%	0.64%	(11.51)%	(10.83)%
2021	277	$ 50,918	$142.63	$180.02	0.70%	1.45%	0.75%	(3.53)%	(2.80)%

EQ/Quality Bond PLUS (Class IB)
2025	78	$ 10,886	$103.31	$112.91	0.00%	1.30%	3.22%	4.92%	6.35%
2024	128	$ 16,848	$ 98.47	$106.24	0.00%	1.30%	2.99%	0.46%	1.77%
2023	131	$ 17,091	$ 98.02	$104.39	0.00%	1.30%	2.12%	2.89%	4.22%
2022	135	$ 16,895	$ 95.27	$144.34	0.50%	1.30%	0.64%	(11.37)%	(10.66)%
2021	142	$ 20,199	$107.49	$161.56	0.50%	1.30%	0.75%	(3.37)%	(2.60)%

EQ/Small Company Index (Class IB)
2025	978	$ 463,958	$241.30	$472.72	0.00%	1.45%	0.75%	9.10%	12.59%
2024	1,380	$ 592,738	$214.31	$426.04	0.00%	1.45%	1.31%	9.50%	11.12%
2023	1,355	$ 527,682	$192.87	$389.09	0.00%	1.45%	1.21%	15.12%	16.80%
2022	1,279	$ 429,691	$165.13	$338.00	0.00%	1.45%	0.94%	(20.97)%	(19.81)%
2021	1,188	$ 502,701	$205.93	$427.71	0.00%	1.45%	0.65%	13.39%	15.06%

FSA-125

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/Value Equity (Class IB)
2025	1,149	$628,893	$218.76	$460.19	0.00%	1.45%	1.24%	9.22%	11.01%
2024	1,791	$866,043	$197.06	$420.64	0.00%	1.45%	0.95%	5.67%	7.23%
2023	1,934	$883,782	$183.77	$398.07	0.00%	1.45%	1.16%	17.79%	19.53%
2022	2,050	$789,762	$153.75	$337.94	0.00%	1.45%	1.05%	(16.34)%	(15.11)%
2021	2,135	$977,972	$181.12	$403.94	0.00%	1.45%	0.68%	23.56%	25.37%

EQ/Wellington Energy (Class IB)
2025	569	$ 52,645	$ 71.21	$ 93.72	0.00%	1.45%	2.19%	8.27%	12.28%
2024	856	$ 70,534	$ 64.36	$ 83.47	0.00%	1.45%	2.73%	5.01%	6.56%
2023	913	$ 71,628	$ 61.29	$ 78.33	0.00%	1.45%	3.26%	4.50%	6.04%
2022	1,010	$ 75,938	$ 58.65	$ 73.87	0.00%	1.45%	4.36%	30.48%	32.38%
2021	868	$ 49,864	$ 44.95	$ 55.80	0.00%	1.45%	3.54%	33.66%	35.60%

Equitable Conservative Growth MF/ETF (Class IB)
2025	63	$ 10,844	$166.98	$194.60	0.25%	1.45%	2.63%	9.66%	11.76%
2024	130	$ 20,347	$151.24	$174.13	0.25%	1.45%	2.99%	5.67%	6.96%
2023	140	$ 20,788	$144.84	$162.80	0.25%	1.34%	2.49%	8.45%	9.64%
2022	163	$ 22,117	$133.56	$148.49	0.25%	1.34%	1.77%	(13.62)%	(12.67)%
2021	154	$ 24,093	$154.62	$170.03	0.25%	1.34%	0.63%	8.63%	9.84%

Equitable Growth MF/ETF (Class IB)
2025	31	$ 4,596	$147.67	$154.14	0.00%	1.34%	1.40%	11.87%	14.36%
2024	32	$ 4,322	$130.87	$133.31	0.50%	1.34%	1.48%	12.72%	13.69%
2023	19	$ 2,347	$116.10	$116.98	0.70%	1.34%	2.32%	12.66%	13.39%
2022	—	$ 17	$103.08	$103.08	1.20%	1.20%	2.03%	2.76%	2.76%

Equitable Moderate Growth MF/ETF (Class IB)
2025	20	$ 2,867	$139.73	$145.85	0.00%	1.34%	2.44%	10.98%	13.38%
2024	18	$ 2,377	$124.92	$128.64	0.00%	1.34%	2.31%	9.21%	10.70%
2023	17	$ 1,957	$114.38	$116.21	0.00%	1.34%	2.71%	10.51%	12.02%
2022	—	$ 1	$103.50	$103.52	1.20%	1.34%	1.84%	3.51%	3.52%

Fidelity® VIP Equity-Income Portfolio (Service Class 2)
2025	83	$ 33,005	$288.78	$391.57	0.00%	1.20%	1.38%	16.33%	18.75%
2024	135	$ 45,383	$243.19	$333.75	0.00%	1.20%	1.69%	13.67%	15.05%
2023	126	$ 36,998	$211.37	$293.62	0.00%	1.20%	1.85%	9.06%	10.38%
2022	115	$ 31,193	$191.49	$269.23	0.00%	1.20%	1.82%	(6.38)%	(5.25)%
2021	102	$ 29,656	$202.09	$287.58	0.00%	1.20%	1.75%	23.11%	24.60%

Fidelity® VIP Investment Grade Bond Portfolio (Service Class 2)
2025	831	$ 94,232	$112.89	$117.84	0.00%	1.34%	3.09%	5.49%	7.03%
2024	1,364	$146,381	$107.01	$110.20	0.00%	1.34%	3.68%	0.13%	1.49%
2023	937	$100,421	$106.87	$108.58	0.00%	1.34%	3.85%	4.58%	6.00%
2022	1	$ 137	$102.19	$102.23	1.10%	1.34%	3.89%	3.42%	3.45%

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2025	200	$ 73,134	$261.26	$362.05	0.00%	1.20%	0.17%	8.45%	11.49%
2024	456	$150,289	$234.34	$328.68	0.00%	1.20%	0.36%	15.76%	17.18%
2023	438	$124,943	$199.99	$283.93	0.00%	1.20%	0.40%	13.43%	14.80%
2022	414	$104,278	$174.20	$250.32	0.00%	1.20%	0.28%	(15.99)%	(14.97)%
2021	386	$115,478	$204.86	$297.95	0.00%	1.20%	0.38%	23.81%	25.30%

FSA-126

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

Invesco V.I. Diversified Dividend Fund (Series II)
2025	206	$ 62,920	$232.85	$318.48	0.00%	1.20%	1.09%	13.27%	15.43%
2024	357	$ 97,742	$201.72	$279.24	0.00%	1.20%	1.68%	11.60%	12.96%
2023	363	$ 89,474	$178.57	$250.22	0.00%	1.20%	1.79%	7.47%	8.77%
2022	360	$ 82,746	$164.17	$232.83	0.00%	1.20%	1.68%	(3.10)%	(1.92)%
2021	350	$ 83,008	$167.39	$240.28	0.00%	1.20%	2.02%	17.18%	18.59%

MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
2025	81	$ 51,020	$371.84	$467.88	0.00%	1.45%	0.01%	7.43%	9.61%
2024	121	$ 70,803	$339.25	$433.16	0.00%	1.45%	0.13%	14.29%	15.98%
2023	123	$ 62,023	$292.51	$379.00	0.00%	1.45%	0.05%	21.92%	23.70%
2022	113	$ 46,803	$310.87	$459.56	0.25%	1.45%	0.00%	(20.61)%	(19.65)%
2021	104	$ 54,563	$505.01	$571.93	0.25%	1.34%	0.03%	23.97%	25.34%

Multimanager Aggressive Equity (Class IA)
2025	1,457	$752,200	$418.36	$535.15	0.70%	1.45%	0.21%	12.45%	15.50%
2024	1,854	$836,389	$364.96	$463.32	0.70%	1.45%	0.40%	28.94%	29.93%
2023	2,086	$725,815	$283.04	$356.58	0.70%	1.45%	0.37%	36.30%	37.33%
2022	2,293	$581,809	$207.66	$259.65	0.70%	1.45%	0.00%	(33.15)%	(32.64)%
2021	2,481	$935,617	$310.63	$385.47	0.70%	1.45%	0.00%	18.76%	19.66%

Multimanager Aggressive Equity (Class IB)
2025	97	$ 45,192	$439.94	$570.10	0.00%	1.30%	0.21%	12.62%	16.30%
2024	172	$ 68,031	$378.27	$496.56	0.00%	1.30%	0.40%	29.16%	30.85%
2023	175	$ 53,269	$289.08	$384.45	0.00%	1.30%	0.37%	36.53%	38.30%
2022	173	$ 38,450	$209.03	$281.59	0.00%	1.30%	0.00%	(33.04)%	(32.17)%
2021	170	$ 56,902	$308.15	$420.54	0.00%	1.30%	0.00%	18.95%	20.50%

Multimanager Core Bond (Class IB)
2025	395	$ 60,231	$117.73	$145.80	0.00%	1.45%	3.46%	5.54%	7.17%
2024	606	$ 87,662	$109.93	$138.15	0.00%	1.45%	3.54%	0.49%	1.98%
2023	637	$ 91,333	$107.80	$137.48	0.00%	1.45%	2.77%	3.56%	5.09%
2022	1,070	$148,394	$132.75	$171.15	0.25%	1.45%	2.36%	(13.99)%	(12.95)%
2021	948	$152,294	$154.35	$196.62	0.25%	1.45%	1.47%	(2.86)%	(1.68)%

Multimanager Technology (Class IB)
2025	431	$438,523	$616.41	$970.32	0.00%	1.45%	0.00%	22.16%	25.89%
2024	585	$478,701	$489.64	$782.09	0.00%	1.45%	0.00%	24.25%	26.09%
2023	609	$400,734	$388.33	$629.44	0.00%	1.45%	0.00%	47.39%	49.54%
2022	602	$266,569	$259.68	$427.07	0.00%	1.45%	0.00%	(38.21)%	(37.30)%
2021	603	$432,352	$414.14	$691.12	0.00%	1.45%	0.00%	19.07%	20.83%

Nomura VIP High Income Series (Service Class)
2025	1,049	$212,119	$162.60	$171.80	0.00%	1.45%	8.38%	5.27%	7.16%
2024	1,746	$331,543	$151.73	$162.67	0.00%	1.45%	6.45%	4.64%	6.20%
2023	1,753	$316,856	$142.87	$155.45	0.00%	1.45%	6.30%	10.14%	11.75%
2022	1,776	$290,444	$127.85	$141.14	0.00%	1.45%	6.52%	(12.25)%	(10.97)%
2021	1,750	$325,564	$143.60	$160.85	0.00%	1.45%	5.77%	4.52%	6.06%

FSA-127

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)
2025	81	$ 8,115	$ 95.85	$160.33	0.00%	1.20%	2.15%	17.25%	18.88%
2024	154	$ 12,851	$ 81.75	$135.12	0.00%	1.20%	2.05%	2.71%	3.97%
2023	163	$ 13,180	$ 79.59	$129.96	0.00%	1.20%	15.62%	(9.03)%	(7.93)%
2022	161	$ 14,386	$ 87.49	$141.16	0.00%	1.20%	20.46%	7.36%	8.66%
2021	149	$ 12,387	$ 81.49	$129.91	0.00%	1.20%	4.14%	31.50%	33.12%

Target 2015 Allocation (Class IB)
2025	52	$ 9,165	$162.29	$169.65	0.00%	1.34%	3.10%	7.71%	9.47%
2024	80	$ 13,122	$148.25	$157.08	0.00%	1.34%	3.47%	3.34%	4.76%
2023	90	$ 13,797	$141.52	$152.00	0.00%	1.34%	2.32%	8.48%	9.94%
2022	98	$ 14,019	$140.12	$167.63	0.25%	1.34%	1.84%	(15.29)%	(14.35)%
2021	108	$ 18,247	$165.41	$195.72	0.25%	1.34%	1.60%	4.84%	6.00%

Target 2025 Allocation (Class IB)
2025	308	$ 71,192	$202.59	$214.25	0.00%	1.45%	2.39%	11.44%	13.08%
2024	470	$ 96,172	$179.16	$192.26	0.00%	1.45%	2.44%	7.11%	8.69%
2023	528	$100,120	$164.84	$183.01	0.00%	1.34%	1.99%	12.12%	13.64%
2022	548	$ 92,325	$145.06	$163.23	0.00%	1.34%	1.57%	(16.38)%	(15.24)%
2021	561	$112,841	$171.15	$195.20	0.00%	1.34%	1.88%	9.25%	10.73%

Target 2035 Allocation (Class IB)
2025	642	$175,267	$234.10	$252.21	0.00%	1.45%	1.94%	13.40%	15.71%
2024	878	$206,650	$202.32	$221.18	0.00%	1.45%	2.09%	9.85%	11.48%
2023	854	$181,958	$181.48	$201.34	0.00%	1.45%	1.79%	14.85%	16.54%
2022	797	$146,960	$155.73	$175.30	0.00%	1.45%	1.43%	(17.50)%	(16.29)%
2021	741	$164,911	$186.03	$212.49	0.00%	1.45%	1.87%	12.42%	14.07%

Target 2045 Allocation (Class IB)
2025	541	$162,696	$254.54	$275.68	0.00%	1.45%	1.61%	14.39%	16.80%
2024	805	$206,368	$217.93	$239.51	0.00%	1.45%	1.81%	11.33%	12.97%
2023	757	$173,095	$192.91	$215.14	0.00%	1.45%	1.61%	16.42%	18.13%
2022	703	$137,378	$163.31	$184.80	0.00%	1.45%	1.32%	(17.98)%	(16.78)%
2021	650	$153,882	$196.23	$225.32	0.00%	1.45%	1.97%	14.63%	16.31%

Target 2055 Allocation (Class IB)
2025	369	$ 85,762	$223.03	$277.18	0.00%	1.34%	1.34%	15.52%	17.89%
2024	570	$112,361	$191.75	$235.11	0.00%	1.34%	1.53%	12.78%	14.32%
2023	505	$ 88,096	$170.02	$205.66	0.00%	1.34%	1.57%	18.23%	19.83%
2022	416	$ 61,266	$143.81	$171.63	0.00%	1.34%	1.21%	(18.66)%	(17.56)%
2021	341	$ 61,142	$176.81	$208.19	0.00%	1.34%	2.25%	16.68%	18.26%

Templeton Global Bond VIP Fund (Class 2)
2025	356	$ 34,964	$ 96.80	$ 97.87	0.00%	1.20%	0.00%	13.75%	15.74%
2024	721	$ 61,419	$ 84.56	$ 84.66	0.00%	1.20%	0.00%	(12.44)%	(11.37)%
2023	720	$ 70,125	$ 95.41	$ 96.69	0.00%	1.20%	0.00%	1.65%	2.88%
2022	707	$ 67,593	$ 92.74	$ 95.12	0.00%	1.20%	0.00%	(6.08)%	(4.95)%
2021	695	$ 70,807	$ 97.57	$101.28	0.00%	1.20%	0.00%	(6.14)%	(5.00)%

FSA-128

SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2025

8.	Financial Highlights (Concluded)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

VanEck VIP Global Resources Fund (Class S)
2025	286	$26,610	$89.31	$110.62	0.00%	1.45%	2.10%	34.20%	36.16%
2024	383	$26,391	$66.55	$ 81.24	0.00%	1.45%	2.40%	(4.51)%	(3.08)%
2023	418	$30,091	$69.69	$ 83.82	0.00%	1.45%	2.61%	(5.24)%	(3.84)%
2022	450	$33,894	$73.54	$ 87.17	0.00%	1.45%	1.55%	6.56%	8.12%
2021	409	$28,988	$69.01	$ 78.50	0.25%	1.45%	0.31%	16.95%	18.38%

*	Variable Investment Options where Units Outstanding and Accumulation Unit Values are less than 500 and $500, respectively, are denoted by a —
**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2025 through April 9, 2026, the date on which the financial statements were issued. Except as noted below, there were no transactions or events that require adjustment to or disclosure in the accompanying financial statements.

Equitable Financial is a wholly-owned subsidiary of Equitable Financial Services, LLC, a Delaware corporation and a wholly-owned direct subsidiary of the Equitable Holdings. On March 26, 2026, Equitable Holdings, Inc., a Delaware corporation (“Equitable”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Equitable, Corebridge Financial, Inc., a Delaware corporation (“Corebridge”), Mountain Holding, Inc., a newly formed Delaware corporation and wholly-owned subsidiary of Corebridge (“HoldCo”), Marcy Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Equitable Merger Sub”), and Palisade Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Corebridge Merger Sub”).

Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all stock merger transaction to combine their respective businesses by: (a) Corebridge Merger Sub merging with and into Corebridge, with Corebridge surviving such merger as a wholly-owned subsidiary of HoldCo (the “Corebridge Merger”), (b) immediately following the consummation of the Corebridge Merger, Equitable Merger Sub merging with and into Equitable, with Equitable surviving such merger as a wholly-owned subsidiary of HoldCo (the “Equitable Merger” and, together with the Corebridge Merger, the “Mergers”), and (c) as of the closing of the Mergers (the “Closing”), changing the name of HoldCo to “Equitable Holdings, Inc.”.

The Merger Agreement and the consummation of the transactions contemplated by the Merger Agreement have been unanimously approved by the boards of directors of both companies. The transaction is expected to close by year-end of 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

FSA-129